UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.51%

BANKS—12.09%
Bank of Communications Co. Ltd. Class H(1)(2)	182,644,000	$111,301,504
BOC Hong Kong Holdings Ltd.	56,677,500	116,956,530
China Construction Bank Class H	272,921,000	117,916,768

		346,174,802
CHEMICALS—1.75%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	84,456,000	50,105,125

		50,105,125
COAL—6.14%
China Shenhua Energy Co. Ltd. Class H	63,737,500	115,495,525
Yanzhou Coal Mining Co. Ltd. Class H	70,990,200	60,427,711

		175,923,236
COMMERCIAL SERVICES—5.55%
Cosco Pacific Ltd.	39,872,000	94,876,400
Jiangsu Expressway Co. Ltd. Class H	44,300,000	26,424,652
Zhejiang Expressway Co. Ltd. Class H	62,360,000	37,800,520

		159,101,572
ELECTRIC—4.21%
Datang International Power Generation Co. Class H	56,148,000	39,828,210
Huaneng Power International Inc. Class H(2)	110,764,000	80,712,516

		120,540,726
HOLDING COMPANIES - DIVERSIFIED—11.49%
China Merchants Holdings International Co. Ltd.	36,104,000	123,161,453
China Resources Enterprises Ltd.	41,618,000	89,101,107
Citic Pacific Ltd.	32,492,000	116,916,136

		329,178,696
INSURANCE—12.45%
China Life Insurance Co. Ltd. Class H	148,509,000	200,153,354
PICC Property & Casualty Co. Ltd. Class H(2)	121,170,000	44,147,627
Ping An Insurance (Group) Co. of China Ltd. Class H	40,748,500	112,202,701

		356,503,682
MINING—2.78%
Aluminum Corporation of China Ltd. Class H(2)	80,108,000	79,553,707

		79,553,707
OIL & GAS—21.95%
China Petroleum & Chemical Corp. Class H	334,996,000	212,784,341
CNOOC Ltd.	206,295,000	166,288,619
PetroChina Co. Ltd. Class H	226,476,000	249,736,550

		628,809,510

TELECOMMUNICATIONS--21.10%
China Mobil Ltd.	49,894,500	290,217,117
China Netcom Group Corp. Ltd.	47,800,500	87,233,377
China Telecom Corp. Ltd. Class H	320,414,000	111,575,553
China Unicom Ltd.	135,432,000	115,281,345

		604,307,392

TOTAL COMMON STOCKS
(Cost: $2,294,391,647)		2,850,198,448

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.10%

CERTIFICATES OF DEPOSIT(3)—0.03%
Credit Suisse New York
5.28%, 04/23/07	$38,345	38,345
Toronto-Dominion Bank
3.94%, 07/10/06	191,724	191,724
Washington Mutual Bank
4.79%, 05/10/06	191,724	191,724
Wells Fargo Bank N.A.
4.78%, 12/05/06	306,759	306,759

		728,552
COMMERCIAL PAPER(3)—0.29%
Amstel Funding Corp.
4.40%, 05/08/06	191,724	191,560
Amsterdam Funding Corp.
4.82%, 05/08/06	287,586	287,317
Atlantis One Funding Corp.
4.98%, 06/29/06	95,862	95,080
Barton Capital Corp.
4.73%-4.96%, 05/10/06-06/27/06	249,242	248,307
Bryant Park Funding LLC
4.78%, 05/03/06	153,379	153,339
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	287,586	285,405
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	383,449	383,092
CC USA Inc.
5.03%, 10/24/06	76,690	74,804
Charta LLC
4.96%, 06/21/06-06/23/06	325,931	323,578
Chesham Finance LLC
4.73%-4.80%, 05/02/06-05/10/06	1,207,863	1,206,686
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	345,104	342,549
Ebury Finance Ltd.
4.79%, 05/10/06	95,862	95,747
Edison Asset Securitization LLC
4.37%, 05/08/06	191,724	191,561
Gemini Securitization Corp.
4.96%, 06/28/06	115,035	114,115
General Electric Capital Corp.
4.96%, 06/29/06	249,242	247,218
Grampian Funding LLC
4.41%-5.11%, 05/15/06-10/24/06	322,097	318,589

Jupiter Securitization Corp.
4.97%, 06/19/06	153,379	152,342
Liberty Street Funding Corp.
4.78%, 05/10/06	379,614	379,160
Park Granada LLC
4.75%-4.96%, 05/05/06-06/19/06	501,478	500,040
Park Sienna LLC
4.96%, 06/20/06	95,862	95,202
Societe Generale
4.78%-4.80%, 05/10/06	687,316	686,492
Solitaire Funding Ltd.
4.75%, 05/10/06	115,035	114,898
Sydney Capital Corp.
4.80%, 05/09/06	115,725	115,601
Three Pillars Funding Corp.
4.78%-4.83%, 05/01/06-05/08/06	958,621	958,265
Thunder Bay Funding Inc.
4.97%, 06/15/06	115,809	115,090
Tulip Funding Corp.
4.98%, 05/30/06	191,724	190,955
Variable Funding Capital Corp.
4.78%-4.95%, 05/09/06-06/29/06	441,353	438,991

		8,305,983
MEDIUM-TERM NOTES(3)—0.05%
Bank of America N.A.
5.28%, 04/20/07	95,862	95,862
Dorada Finance Inc.
3.93%, 07/07/06	118,869	118,867
K2 USA LLC
3.94%, 07/07/06	230,069	230,067
Marshall & Ilsley Bank
5.18%, 12/15/06	383,449	384,273
Sigma Finance Inc.
5.13%, 03/30/07	134,207	134,207
Toronto-Dominion Bank
3.81%, 06/20/06	479,311	479,317
US Bank N.A.
2.85%, 11/15/06	76,690	75,924

		1,518,517
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80%(4)(5)	977,498	977,498

		977,498
REPURCHASE AGREEMENTS(3)—0.10%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $575,410 (collateralized by non-U.S. Government debt securities, value $633,201, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$575,173	575,173
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $959,015 (collateralized by non-U.S. Government debt securities, value $1,004,684, 4.25% to 7.63%, 8/15/08 to 10/25/35).	958,621	958,621

Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $575,402 (collateralized by U.S. Government obligations, value $587,133, 4.50% to 5.00%, 4/1/20 to 7/1/35).	575,173	575,173
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $479,512 (collateralized by non-U.S. Government debt securities, value $503,668, 0.00% to 10.00%, 2/1/09 to 1/1/10).	479,311	479,311
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $383,607 (collateralized by non-U.S. Government debt securities, value $403,600, 5.15% to 7.03%, 6/15/06 to 4/28/17).	383,449	383,449

		2,971,727
TIME DEPOSITS(3)—0.10%
Branch Banking & Trust
4.80%, 05/01/06	191,724	191,724
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	958,621	958,621
SunTrust Bank
4.88%, 05/01/06	1,083,325	1,083,325
Wachovia Bank N.A.
4.80%, 05/01/06	671,035	671,035

		2,904,705
VARIABLE & FLOATING RATE NOTES(3)—0.50%
Allstate Life Global Funding II
4.82%-4.98%, 04/05/07-05/16/07(6)	981,628	981,781
American Express Bank
4.87%, 07/19/06	95,862	95,862
American Express Centurion Bank
4.78%, 06/29/06	153,379	153,379
American Express Credit Corp.
4.93%, 03/05/07	115,035	115,114
ASIF Global Financing
4.95%, 05/30/06(6)	728,552	728,646
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07(6)	249,242	249,242
Beta Finance Inc.
4.91%, 05/25/06(6)	268,414	268,412
BMW US Capital LLC
4.90%, 05/16/07(6)	383,449	383,449
BNP Paribas
4.89%, 05/18/07(6)	709,380	709,380
Carlyle Loan Investment Ltd.
4.95%, 04/13/07-05/15/07(6)	69,021	69,021
CC USA Inc.
4.91%, 05/25/06(6)	210,897	210,895
Commodore CDO Ltd.
4.97%, 12/12/06(6)	95,862	95,862
Cullinan Finance Corp.
5.36%, 04/25/07(6)	95,862	95,862
DEPFA Bank PLC
4.92%, 03/15/07	383,449	383,449
Eli Lilly Services Inc.
4.80%, 03/30/07(6)	383,449	383,449
Fifth Third Bancorp.
4.93%, 01/23/07(6)	766,897	766,897

General Electric Capital Corp.
4.95%, 04/09/07	172,552	172,667
Hartford Life Global Funding Trusts
4.92%, 02/15/07	383,449	383,449
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	383,449	383,449
K2 USA LLC
5.20%, 04/02/07(6)	134,207	134,207
Leafs LLC
4.92%, 01/22/07-02/20/07(6)	401,245	401,244
Marshall & Ilsley Bank
4.88%, 05/15/07	210,897	210,897
Metropolitan Life Global Funding I
4.85%, 05/04/07(6)	575,173	575,173
Natexis Banques Populaires
4.88%, 05/15/07(6)	287,586	287,586
Nationwide Building Society
4.87%-5.03%, 04/05/07-04/27/07(6)	1,035,311	1,035,347
Newcastle Ltd.
4.97%, 04/24/07(6)	135,166	135,126
Northern Rock PLC
4.87%, 05/03/07(6)	460,138	460,152
Permanent Financing PLC
4.81%, 06/12/06(6)	333,600	333,600
Pfizer Investment Capital PLC
4.86%, 02/15/07(6)	383,449	383,449
Principal Life Income Funding Trusts
4.70%, 05/10/06	287,586	287,587
Sedna Finance Inc.
4.89%, 09/20/06(6)	115,035	115,035
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07(6)	383,449	383,449
Strips III LLC
5.00%, 07/24/06(6)	94,297	94,297
UniCredito Italiano SpA
4.84%, 06/14/06	498,483	498,462
Union Hamilton Special Funding LLC
4.97%, 09/28/06	383,449	383,449
US Bank N.A.
4.93%, 09/29/06	172,552	172,533
Wachovia Asset Securitization Inc.
4.81%-4.95%, 05/24/06	665,712	665,712
Wells Fargo & Co.
4.89%, 03/15/07	191,724	191,737
WhistleJacket Capital Ltd.
4.86%-4.96%, 06/22/06-04/18/07	345,104	345,069
White Pine Finance LLC
4.88%-5.12%, 05/22/06-10/27/06	398,403	396,550
Wind Master Trust
4.96%, 08/25/06-09/25/06	129,506	129,505

		14,250,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,657,413)		31,657,413

TOTAL INVESTMENTS IN SECURITIES—100.61%
(Cost: $2,326,049,060)		2,881,855,861
Other Assets, Less Liabilities—(0.61)%		(17,612,370)

NET ASSETS—100.00%		$2,864,243,491

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.99%

CHEMICALS—0.28%
Ashland Inc.	63,506	$4,179,964

		4,179,964
COAL—1.88%
Alpha Natural Resources Inc.(1)	55,075	1,382,933
Arch Coal Inc.	60,953	5,789,925
CONSOL Energy Inc.	79,090	6,735,304
Peabody Energy Corp.	225,035	14,370,735

		28,278,897
ENERGY-ALTERNATE SOURCES—0.08%
Headwaters Inc.(1)(2)	35,873	1,208,203

		1,208,203
ENGINEERING & CONSTRUCTION—0.25%
McDermott International Inc.(1)	62,509	3,800,547

		3,800,547
FOREST PRODUCTS & PAPER—3.69%
Abitibi-Consolidated Inc.	376,358	1,640,921
Bowater Inc.	47,814	1,303,888
Domtar Inc.	197,384	1,476,432
International Paper Co.	419,724	15,256,967
Louisiana-Pacific Corp.	90,517	2,496,459
MeadWestvaco Corp.	155,323	4,428,259
Plum Creek Timber Co. Inc.	157,498	5,717,177
Potlatch Corp.	32,957	1,283,346
Smurfit-Stone Container Corp.(1)	217,050	2,810,798
Temple-Inland Inc.	96,062	4,461,119
Weyerhaeuser Co.	208,143	14,667,837

		55,543,203
IRON & STEEL—0.11%
Cleveland-Cliffs Inc.	18,758	1,605,497

		1,605,497
MANUFACTURING—0.06%
Matthews International Corp. Class A	27,381	952,859

		952,859
MINING—12.06%
Aber Diamond Corp.	49,580	1,948,990
Agnico-Eagle Mines Ltd.	82,626	3,045,594
Alcan Inc.	317,201	16,576,924
Alcoa Inc.	744,643	25,154,041
Barrick Gold Corp.	744,812	22,701,870
Bema Gold Corp.(1)	383,787	2,172,234
Cameco Corp.	297,901	12,109,676
Coeur d’Alene Mines Corp.(1)	213,633	1,491,158

Falconbridge Ltd.	316,151	12,601,779
Freeport-McMoRan Copper & Gold Inc.	158,309	10,223,595
Glamis Gold Ltd.(1)	112,622	4,420,414
Goldcorp Inc.	306,644	10,769,337
IAMGOLD Corp.	149,370	1,429,471
Inco Ltd.	162,154	9,156,836
Kinross Gold Corp.(1)	296,982	3,638,030
Meridian Gold Inc.(1)	85,712	2,785,640
Newmont Mining Corp.	355,088	20,722,936
Novelis Inc.	63,263	1,543,617
Phelps Dodge Corp.	173,794	14,979,305
Titanium Metals Corp.(1)	56,524	4,049,945

		181,521,392
OIL & GAS—64.30%
Amerada Hess Corp.	79,612	11,406,011
Anadarko Petroleum Corp.	201,198	21,089,574
Apache Corp.	281,778	20,017,509
Bill Barrett Corp.(1)	37,169	1,116,557
BP PLC ADR	1,505,275	110,968,873
Cabot Oil & Gas Corp.	41,870	2,062,516
Canadian Natural Resources Ltd.	459,153	27,641,011
Cheniere Energy Inc.(1)	46,290	1,983,527
Chesapeake Energy Corp.	294,955	9,344,174
Chevron Corp.	1,727,454	105,409,243
Cimarex Energy Co.	70,562	3,030,638
ConocoPhillips	1,411,633	94,438,248
Denbury Resources Inc.(1)	98,105	3,198,223
Devon Energy Corp.	380,190	22,853,221
Diamond Offshore Drilling Inc.	110,123	9,995,865
EnCana Corp.	734,489	36,761,174
ENSCO International Inc.	131,154	7,015,427
EOG Resources Inc.	206,724	14,518,227
Exxon Mobil Corp.	1,733,265	109,334,356
Forest Oil Corp.(1)	53,096	1,941,721
Frontier Oil Corp.	48,337	2,925,839
GlobalSantaFe Corp.	200,822	12,292,315
Grey Wolf Inc.(1)	164,682	1,284,520
Helmerich & Payne Inc.	44,064	3,205,215
Holly Corp.	25,478	1,966,137
Houston Exploration Co.(1)	24,712	1,381,895
Hugoton Royalty Trust	18,523	512,167
Kerr-McGee Corp.	99,254	9,911,504
Marathon Oil Corp.	313,597	24,887,058
Mariner Energy Inc.(1)	42,983	836,019
Murphy Oil Corp.	158,761	7,966,627
Nabors Industries Ltd.(1)	269,512	10,060,883
Newfield Exploration Co.(1)	108,901	4,856,985
Nexen Inc.	223,238	13,059,423
Noble Corp.	117,143	9,247,268
Noble Energy Inc.	149,700	6,733,506
Occidental Petroleum Corp.	368,148	37,823,526
Patterson-UTI Energy Inc.	147,890	4,785,720
Petro-Canada	442,408	21,757,625
Pioneer Natural Resources Co.	109,993	4,709,900
Plains Exploration & Production Co.(1)	67,025	2,471,212
Pogo Producing Co.	51,227	2,545,470
Pride International Inc.(1)	135,616	4,731,642
Quicksilver Resources Inc.(1)	64,937	2,690,989
Range Resources Corp.	111,086	2,947,112
Rowan Companies Inc.	93,623	4,150,308
St. Mary Land & Exploration Co.	48,363	2,038,984
Stone Energy Corp.(1)	23,028	1,084,619

Suncor Energy Inc.	391,589	33,574,841
Sunoco Inc.	116,485	9,439,944
Talisman Energy Inc.	313,405	17,701,114
Tesoro Corp.	59,064	4,129,755
TODCO Class A	52,590	2,412,303
Transocean Inc.(1)	282,450	22,898,222
Ultra Petroleum Corp.(1)	132,262	8,459,478
Unit Corp.(1)	39,452	2,278,353
Valero Energy Corp.	529,398	34,273,227
W&T Offshore Inc.	56,406	2,407,972
XTO Energy Inc.	310,792	13,162,041

		967,727,813
OIL & GAS SERVICES—13.53%
Baker Hughes Inc.	292,520	23,644,392
BJ Services Co.	275,833	10,495,446
CARBO Ceramics Inc.	20,596	1,193,126
Cooper Cameron Corp.(1)	97,084	4,877,500
Dresser-Rand Group Inc.(1)	73,062	1,824,358
FMC Technologies Inc.(1)	58,874	3,213,343
Grant Prideco Inc.(1)	110,041	5,634,099
Halliburton Co.	438,840	34,295,346
Hanover Compressor Co.(1)(2)	87,239	1,758,738
Helix Energy Solutions Group Inc.(1)	66,565	2,584,053
Maverick Tube Corp.(1)	36,852	2,005,486
National Oilwell Varco Inc.(1)	149,154	10,287,151
Oil States International Inc.(1)	41,940	1,693,118
Schlumberger Ltd.	1,008,168	69,704,736
SEACOR Holdings Inc.(1)	21,398	1,892,653
Smith International Inc.	181,745	7,675,091
Superior Energy Services Inc.(1)	67,923	2,183,724
Tidewater Inc.	49,146	2,862,263
Weatherford International Ltd.(1)	297,471	15,745,140

		203,569,763
PACKAGING & CONTAINERS—0.14%
Packaging Corp. of America	92,433	2,077,894

		2,077,894
PIPELINES—3.61%
El Paso Corp.	564,203	7,283,861
Enbridge Inc.	298,406	8,901,451
Kinder Morgan Inc.	104,452	9,193,865
Questar Corp.	72,976	5,841,729
TransCanada Corp.	416,733	12,318,627
Williams Companies Inc.	490,334	10,753,025

		54,292,558

TOTAL COMMON STOCKS
(Cost: $1,158,476,987)		1,504,758,590

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.11%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse New York
5.28%, 04/23/07	$1,370	1,370
Toronto-Dominion Bank
3.94%, 07/10/06	6,812	6,812

Washington Mutual Bank
4.79%, 05/10/06	6,812	6,812
Wells Fargo Bank N.A.
4.78%, 12/05/06	10,899	10,899

		25,893
COMMERCIAL PAPER(3)—0.02%
Amstel Funding Corp.
4.40%, 05/08/06	6,812	6,806
Amsterdam Funding Corp.
4.82%, 05/08/06	10,218	10,209
Atlantis One Funding Corp.
4.98%, 06/29/06	3,406	3,378
Barton Capital Corp.
4.73%-4.96%, 05/10/06-06/27/06	8,856	8,822
Bryant Park Funding LLC
4.78%, 05/03/06	5,450	5,448
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	10,218	10,141
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	13,624	13,612
CC USA Inc.
5.03%, 10/24/06	2,725	2,658
Charta LLC
4.96%, 06/21/06-06/23/06	11,581	11,497
Chesham Finance LLC
4.73%-4.80%, 05/02/06-05/10/06	42,916	42,875
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	12,262	12,171
Ebury Finance Ltd.
4.79%, 05/10/06	3,406	3,402
Edison Asset Securitization LLC
4.37%, 05/08/06	6,812	6,806
Gemini Securitization Corp.
4.96%, 06/28/06	4,087	4,055
General Electric Capital Corp.
4.96%, 06/29/06	8,856	8,784
Grampian Funding LLC
4.41%-5.11%, 05/15/06-10/24/06	11,444	11,319
Jupiter Securitization Corp.
4.97%, 06/19/06	5,450	5,413
Liberty Street Funding Corp.
4.78%, 05/10/06	13,488	13,472
Park Granada LLC
4.75%-4.96%, 05/05/06-06/19/06	17,818	17,767
Park Sienna LLC
4.96%, 06/20/06	3,406	3,383
Societe Generale
4.78%-4.80%, 05/10/06	24,421	24,392
Solitaire Funding Ltd.
4.75%, 05/10/06	4,087	4,082
Sydney Capital Corp.
4.80%, 05/09/06	4,112	4,107
Three Pillars Funding Corp.
4.78%-4.83%, 05/01/06-05/08/06	34,061	34,048
Thunder Bay Funding Inc.
4.97%, 06/15/06	4,115	4,089
Tulip Funding Corp.
4.98%, 05/30/06	6,812	6,785
Variable Funding Capital Corp.
4.78%-4.95%, 05/09/06-06/29/06	15,682	15,598

		295,119

MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	3,406	3,406
Dorada Finance Inc.
3.93%, 07/07/06	4,224	4,223
K2 USA LLC
3.94%, 07/07/06	8,175	8,174
Marshall & Ilsley Bank
5.18%, 12/15/06	13,624	13,654
Sigma Finance Inc.
5.13%, 03/30/07	4,768	4,768
Toronto-Dominion Bank
3.81%, 06/20/06	17,030	17,031
US Bank N.A.
2.85%, 11/15/06	2,725	2,698

		53,954
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80%(4)(5)	541,422	541,422

		541,422
REPURCHASE AGREEMENTS(3)—0.01%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $20,444 (collateralized by non-U.S. Government debt securities, value $22,498, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$20,436	20,436
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $34,075 (collateralized by non-U.S. Government debt securities, value $35,697, 4.25% to 7.63%, 8/15/08 to 10/25/35).	34,061	34,061
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $20,444 (collateralized by U.S. Government obligations, value $20,861, 4.50% to 5.00%, 4/1/20 to 7/1/35).	20,436	20,436
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $17,037 (collateralized by non-U.S. Government debt securities, value $17,896, 0.00% to 10.00%, 2/1/09 to 1/1/10).	17,030	17,030
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $13,630 (collateralized by non-U.S. Government debt securities, value $14,340, 5.15% to 7.03%, 6/15/06 to 4/28/17).	13,624	13,624

		105,587
TIME DEPOSITS(3)—0.01%
Branch Banking & Trust
4.80%, 05/01/06	6,812	6,812
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	34,061	34,061
SunTrust Bank
4.88%, 05/01/06	38,491	38,491

Wachovia Bank N.A.
4.80%, 05/01/06	23,842	23,842

		103,206
VARIABLE & FLOATING RATE NOTES(3)—0.03%
Allstate Life Global Funding II
4.82%-4.98%, 04/05/07-05/16/07(6)	34,878	34,883
American Express Bank
4.87%, 07/19/06	3,406	3,406
American Express Centurion Bank
4.78%, 06/29/06	5,450	5,450
American Express Credit Corp.
4.93%, 03/05/07	4,087	4,090
ASIF Global Financing
4.95%, 05/30/06(6)	25,886	25,889
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07(6)	8,856	8,856
Beta Finance Inc.
4.91%, 05/25/06(6)	9,537	9,537
BMW US Capital LLC
4.90%, 05/16/07(6)	13,624	13,624
BNP Paribas
4.89%, 05/18/07(6)	25,205	25,205
Carlyle Loan Investment Ltd.
4.95%, 04/13/07-05/15/07(6)	2,452	2,452
CC USA Inc.
4.91%, 05/25/06(6)	7,493	7,493
Commodore CDO Ltd.
4.97%, 12/12/06(6)	3,406	3,406
Cullinan Finance Corp.
5.36%, 04/25/07(6)	3,406	3,406
DEPFA Bank PLC
4.92%, 03/15/07	13,624	13,624
Eli Lilly Services Inc.
4.80%, 03/30/07(6)	13,624	13,624
Fifth Third Bancorp.
4.93%, 01/23/07(6)	27,248	27,248
General Electric Capital Corp.
4.95%, 04/09/07	6,131	6,135
Hartford Life Global Funding Trusts
4.92%, 02/15/07	13,624	13,624
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	13,624	13,624
K2 USA LLC
5.20%, 04/02/07(6)	4,768	4,768
Leafs LLC
4.92%, 01/22/07-02/20/07(6)	14,257	14,256
Marshall & Ilsley Bank
4.88%, 05/15/07	7,493	7,493
Metropolitan Life Global Funding I
4.85%, 05/04/07(6)	20,436	20,436
Natexis Banques Populaires
4.88%, 05/15/07(6)	10,218	10,218
Nationwide Building Society
4.87%-5.03%, 04/05/07-04/27/07(6)	36,785	36,786
Newcastle Ltd.
4.97%, 04/24/07(6)	4,803	4,801
Northern Rock PLC
4.87%, 05/03/07(6)	16,349	16,350
Permanent Financing PLC
4.81%, 06/12/06(6)	11,853	11,853

Pfizer Investment Capital PLC
4.86%, 02/15/07(6)	13,624	13,624
Principal Life Income Funding Trusts
4.70%, 05/10/06	10,218	10,218
Sedna Finance Inc.
4.89%, 09/20/06(6)	4,087	4,087
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07(6)	13,624	13,624
Strips III LLC
5.00%, 07/24/06(6)	3,350	3,350
UniCredito Italiano SpA
4.84%, 06/14/06	17,712	17,711
Union Hamilton Special Funding LLC
4.97%, 09/28/06	13,624	13,624
US Bank N.A.
4.93%, 09/29/06	6,131	6,130
Wachovia Asset Securitization Inc.
4.81%-4.95%, 05/24/06	23,653	23,653
Wells Fargo & Co.
4.89%, 03/15/07	6,812	6,813
WhistleJacket Capital Ltd.
4.86%-4.96%, 06/22/06-04/18/07	12,262	12,261
White Pine Finance LLC
4.88%-5.12%, 05/22/06-10/27/06	14,156	14,089
Wind Master Trust
4.96%, 08/25/06-09/25/06	4,601	4,602

		506,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,631,504)		1,631,504

TOTAL INVESTMENTS IN SECURITIES—100.10%
(Cost: $1,160,108,491)		1,506,390,094
Other Assets, Less Liabilities—(0.10)%		(1,461,806)

NET ASSETS—100.00%		$1,504,928,288

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—100.09%

COMPUTERS—4.83%
Research in Motion Ltd.(1)	246,389	$18,880,789

		18,880,789
SEMICONDUCTORS—20.97%
Agere Systems Inc.(1)	341,688	5,371,335
Applied Micro Circuits Corp.(1)	468,568	1,719,645
Broadcom Corp. Class A(1)	782,716	32,177,455
Conexant Systems Inc.(1)	811,716	2,873,475
Marvell Technology Group Ltd.(1)	542,652	30,980,003
PMC-Sierra Inc.(1)	329,378	4,094,169
SiRF Technology Holdings Inc.(1)	77,494	2,646,420
Skyworks Solutions Inc.(1)	291,046	2,080,979

		81,943,481
TELECOMMUNICATIONS—74.29%
ADC Telecommunications Inc.(1)	255,774	5,726,780
ADTRAN Inc.	183,647	4,616,886
Avaya Inc.(1)	1,057,792	12,693,504
CIENA Corp.(1)	1,236,237	5,056,209
Cisco Systems Inc.(1)	1,836,076	38,465,792
Comverse Technology Inc.(1)	431,923	9,783,056
Corning Inc.(1)	1,528,067	42,220,491
Extreme Networks Inc.(1)	36,966	167,826
Foundry Networks Inc.(1)	235,428	3,345,432
InterDigital Communications Corp.(1)	155,611	3,940,070
Ixia(1)	151,501	1,711,961
JDS Uniphase Corp.(1)	2,845,925	9,932,278
Juniper Networks Inc.(1)	1,025,228	18,946,213
Lucent Technologies Inc.(1)	6,900,088	19,251,245
Motorola Inc.	876,906	18,721,943
Nortel Networks Corp.(1)	7,107,842	18,906,860
Polycom Inc.(1)	228,245	5,021,390
Powerwave Technologies Inc.(1)	297,258	3,314,427
QUALCOMM Inc.	784,474	40,274,895
Sonus Networks Inc.(1)	579,728	2,881,248
Sycamore Networks Inc.(1)	720,958	3,388,503
Tellabs Inc.(1)	971,137	15,392,521
3Com Corp.(1)	767,975	4,139,385
UTStarcom Inc.(1)(2)	342,939	2,383,426

		290,282,341

TOTAL COMMON STOCKS
(Cost: $385,980,768)		391,106,611

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.07%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse New York
5.28%, 04/23/07	$148	148
Toronto-Dominion Bank
3.94%, 07/10/06	742	742
Washington Mutual Bank
4.79%, 05/10/06	742	742
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,187	1,187

		2,819
COMMERCIAL PAPER(3)—0.01%
Amstel Funding Corp.
4.40%, 05/08/06	742	741
Amsterdam Funding Corp.
4.82%, 05/08/06	1,113	1,112
Atlantis One Funding Corp.
4.98%, 06/29/06	371	368
Barton Capital Corp.
4.73%-4.96%, 05/10/06-06/27/06	964	961
Bryant Park Funding LLC
4.78%, 05/03/06	593	593
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	1,113	1,104
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	1,483	1,482
CC USA Inc.
5.03%, 10/24/06	297	289
Charta LLC
4.96%, 06/21/06-06/23/06	1,261	1,252
Chesham Finance LLC
4.73%-4.80%, 05/02/06-05/10/06	4,673	4,675
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	1,335	1,325
Ebury Finance Ltd.
4.79%, 05/10/06	371	370
Edison Asset Securitization LLC
4.37%, 05/08/06	742	741
Gemini Securitization Corp.
4.96%, 06/28/06	445	441
General Electric Capital Corp.
4.96%, 06/29/06	964	956
Grampian Funding LLC
4.41%-5.11%, 05/15/06-10/24/06	1,246	1,232
Jupiter Securitization Corp.
4.97%, 06/19/06	593	589
Liberty Street Funding Corp.
4.78%, 05/10/06	1,469	1,467
Park Granada LLC
4.75%-4.96%, 05/05/06-06/19/06	1,940	1,935
Park Sienna LLC
4.96%, 06/20/06	371	368
Societe Generale
4.78%-4.80%, 05/10/06	2,659	2,655
Solitaire Funding Ltd.
4.75%, 05/10/06	445	444
Sydney Capital Corp.
4.80%, 05/09/06	448	447
Three Pillars Funding Corp.
4.78%-4.83%, 05/01/06-05/08/06	3,709	3,707

Thunder Bay Funding Inc.
4.97%, 06/15/06	448	445
Tulip Funding Corp.
4.98%, 05/30/06	742	739
Variable Funding Capital Corp.
4.78%-4.95%, 05/09/06-06/29/06	1,707	1,698

		32,136
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	371	371
Dorada Finance Inc.
3.93%, 07/07/06	460	460
K2 USA LLC
3.94%, 07/07/06	890	890
Marshall & Ilsley Bank
5.18%, 12/15/06	1,483	1,487
Sigma Finance Inc.
5.13%, 03/30/07	519	519
Toronto-Dominion Bank
3.81%, 06/20/06	1,854	1,854
US Bank N.A.
2.85%, 11/15/06	297	294

		5,875
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80%(4)(5)	171,059	171,059

		171,059
REPURCHASE AGREEMENTS(3)—0.00%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $2,226 (collateralized by non-U.S. Government debt securities, value $2,450, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$2,225	2,225
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $3,711 (collateralized by non-U.S. Government debt securities, value $3,887, 4.25% to 7.63%, 8/15/08 to 10/25/35).	3,709	3,709
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $2,226 (collateralized by U.S. Government obligations, value $2,271, 4.50% to 5.00%, 4/1/20 to 7/1/35).	2,225	2,225
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $1,855 (collateralized by non-U.S. Government debt securities, value $1,949, 0.00% to 10.00%, 2/1/09 to 1/1/10).	1,854	1,854
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $1,484 (collateralized by non-U.S. Government debt securities, value $1,561, 5.15% to 7.03%, 6/15/06 to 4/28/17).	1,483	1,483

		11,496

TIME DEPOSITS(3)—0.00%
Branch Banking & Trust
4.80%, 05/01/06	742	742
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	3,709	3,709
SunTrust Bank
4.88%, 05/01/06	4,191	4,191
Wachovia Bank N.A.
4.80%, 05/01/06	2,596	2,596

		11,238
VARIABLE & FLOATING RATE NOTES(3)—0.02%
Allstate Life Global Funding II
4.82%-4.98%, 04/05/07-05/16/07(6)	3,798	3,798
American Express Bank
4.87%, 07/19/06	371	371
American Express Centurion Bank
4.78%, 06/29/06	593	593
American Express Credit Corp.
4.93%, 03/05/07	445	445
ASIF Global Financing
4.95%, 05/30/06(6)	2,818	2,819
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07(6)	964	964
Beta Finance Inc.
4.91%, 05/25/06(6)	1,038	1,038
BMW US Capital LLC
4.90%, 05/16/07(6)	1,483	1,483
BNP Paribas
4.89%, 05/18/07(6)	2,744	2,744
Carlyle Loan Investment Ltd.
4.95%, 04/13/07-05/15/07(6)	267	267
CC USA Inc.
4.91%, 05/25/06(6)	816	816
Commodore CDO Ltd.
4.97%, 12/12/06(6)	371	371
Cullinan Finance Corp.
5.36%, 04/25/07(6)	371	371
DEPFA Bank PLC
4.92%, 03/15/07	1,483	1,483
Eli Lilly Services Inc.
4.80%, 03/30/07(6)	1,483	1,483
Fifth Third Bancorp.
4.93%, 01/23/07(6)	2,967	2,967
General Electric Capital Corp.
4.95%, 04/09/07	668	668
Hartford Life Global Funding Trusts
4.92%, 02/15/07	1,483	1,483
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	1,483	1,483
K2 USA LLC
5.20%, 04/02/07(6)	519	519
Leafs LLC
4.92%, 01/22/07-02/20/07(6)	1,552	1,552
Marshall & Ilsley Bank
4.88%, 05/15/07	816	816
Metropolitan Life Global Funding I
4.85%, 05/04/07(6)	2,225	2,225
Natexis Banques Populaires
4.88%, 05/15/07(6)	1,113	1,113
Nationwide Building Society
4.87%-5.03%, 04/05/07-04/27/07(6)	4,005	4,005

Newcastle Ltd.
4.97%, 04/24/07(6)	523	523
Northern Rock PLC
4.87%, 05/03/07(6)	1,780	1,780
Permanent Financing PLC
4.81%, 06/12/06(6)	1,291	1,291
Pfizer Investment Capital PLC
4.86%, 02/15/07(6)	1,483	1,483
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,113	1,113
Sedna Finance Inc.
4.89%, 09/20/06(6)	445	445
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07(6)	1,483	1,483
Strips III LLC
5.00%, 07/24/06(6)	365	365
UniCredito Italiano SpA
4.84%, 06/14/06	1,928	1,928
Union Hamilton Special Funding LLC
4.97%, 09/28/06	1,483	1,483
US Bank N.A.
4.93%, 09/29/06	668	667
Wachovia Asset Securitization Inc.
4.81%-4.95%, 05/24/06	2,575	2,576
Wells Fargo & Co.
4.89%, 03/15/07	742	742
WhistleJacket Capital Ltd.
4.86%-4.96%, 06/22/06-04/18/07	1,335	1,334
White Pine Finance LLC
4.88%-5.12%, 05/22/06-10/27/06	1,541	1,534
Wind Master Trust
4.96%, 08/25/06-09/25/06	501	501

		55,125

TOTAL SHORT-TERM INVESTMENTS
(Cost: $289,748)		289,748

TOTAL INVESTMENTS IN SECURITIES—100.16%
(Cost: $386,270,516)		391,396,359

Security	Shares	Value
SHORT POSITIONS—(0.00)%

COMMON STOCKS—(0.00)%
Vitesse Semiconductor Corp.(7)	(126)	(232)

		(232)

TOTAL SHORT POSITIONS
(Proceeds: $231)		(232)
Other Assets, Less Liabilities—(0.16)%		(623,155)

NET ASSETS—100.00%		$390,772,972

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	The Fund closed this short position by purchasing the shares on the following business day.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.95%

COMPUTERS—2.91%
SanDisk Corp. (1)	196,109	$12,517,637

		12,517,637
ELECTRICAL COMPONENTS & EQUIPMENT—2.57%
ASM Lithography Holding NV NYS(1)	523,579	11,073,696

		11,073,696
ELECTRONICS—0.47%
Cymer Inc.(1)	39,193	2,025,886

		2,025,886
SEMICONDUCTORS—85.37%
Advanced Micro Devices Inc.(1)	427,580	13,832,213
Agere Systems Inc.(1)	195,661	3,075,791
Altera Corp.(1)	402,398	8,788,372
AMIS Holdings Inc.(1)	92,540	954,087
Amkor Technology Inc.(1)	191,294	2,312,744
Analog Devices Inc.	400,583	15,190,107
Applied Materials Inc.	1,779,863	31,948,541
Applied Micro Circuits Corp.(1)	331,879	1,217,996
Atmel Corp.(1)	520,145	2,725,560
Broadcom Corp. Class A(1)	449,881	18,494,608
Conexant Systems Inc.(1)	510,147	1,805,920
Cypress Semiconductor Corp.(1)	142,669	2,448,200
Entegris Inc.(1)	143,248	1,458,265

Fairchild Semiconductor International Inc. Class A(1)	129,603	2,678,894
FormFactor Inc.(1)	42,431	1,768,948
Freescale Semiconductor Inc. Class A(1)	141,918	4,487,447
Freescale Semiconductor Inc. Class B(1)	292,361	9,259,073
Integrated Device Technology Inc.(1)	212,322	3,231,541
Intel Corp.	1,320,382	26,381,232
International Rectifier Corp.(1)	69,821	3,155,909
Intersil Corp. Class A	165,533	4,901,432
KLA-Tencor Corp.	213,120	10,263,859
Lam Research Corp.(1)	150,089	7,336,350
Linear Technology Corp.	331,251	11,759,411
LSI Logic Corp.(1)	419,904	4,471,978
Marvell Technology Group Ltd.(1)	302,226	17,254,082
Maxim Integrated Products Inc.	355,063	12,519,521
MEMC Electronic Materials Inc.(1)	226,448	9,193,789
Micrel Inc.(1)	94,444	1,212,661
Microchip Technology Inc.	225,773	8,412,302
Micron Technology Inc.(1)	665,560	11,294,553
Microsemi Corp.(1)	66,756	1,823,774
MKS Instruments Inc.(1)	58,405	1,394,127
National Semiconductor Corp.	377,865	11,328,393
Novellus Systems Inc.(1)	149,548	3,693,836
NVIDIA Corp.(1)	366,960	10,722,571

ON Semiconductor Corp.(1)	276,303	1,981,093
PMC-Sierra Inc.(1)	195,302	2,427,604
Rambus Inc.(1)	107,747	4,183,816
Semtech Corp.(1)	79,944	1,498,950
Silicon Image Inc.(1)	85,556	872,671
Silicon Laboratories Inc.(1)	57,196	2,665,906
Skyworks Solutions Inc.(1)	170,430	1,218,575
STMicroelectronics NV NYS	979,698	17,928,473
Teradyne Inc.(1)	212,007	3,574,438
Texas Instruments Inc.	1,039,943	36,096,423
Varian Semiconductor Equipment Associates Inc.(1)	59,794	1,958,254
Xilinx Inc.	379,750	10,507,683

		367,711,973
SOFTWARE—0.98%
ATI Technologies Inc.(1)	273,158	4,239,412

		4,239,412
TELECOMMUNICATIONS—7.65%
Motorola Inc.	1,453,883	31,040,402
RF Micro Devices Inc.(1)	202,994	1,887,844

		32,928,246

TOTAL COMMON STOCKS
(Cost: $434,123,911)		430,496,850

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80%(2)(3)	286,428	286,428

		286,428

TOTAL SHORT-TERM INVESTMENTS
(Cost: $286,428)		286,428

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $434,410,339)		430,783,278
Other Assets, Less Liabilities—(0.02)%		(73,562)

NET ASSETS—100.00%		$430,709,716

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.97%

COMPUTERS—4.70%
Cadence Design Systems Inc.(1)	197,891	$3,746,077
Kronos Inc.(1)	23,056	1,052,276
Mentor Graphics Corp.(1)	56,309	739,337
Synopsys Inc.(1)	102,992	2,248,315

		7,786,005
INTERNET—16.92%
Check Point Software Technologies Ltd.(1)	184,383	3,567,811
Internet Security Systems Inc.(1)	32,852	737,199
McAfee Inc.(1)	116,598	3,042,042
Openwave Systems Inc.(1)	50,641	942,429
RSA Security Inc.(1)	51,238	1,072,924
Symantec Corp.(1)	787,688	12,902,329
TIBCO Software Inc.(1)	154,923	1,335,436
VeriSign Inc.(1)	189,379	4,454,194

		28,054,364
SOFTWARE—75.12%
Activision Inc.(1)	190,617	2,704,855
Adobe Systems Inc.(1)	391,110	15,331,512
Advent Software Inc.(1)	22,154	779,821
ANSYS Inc.(1)	22,958	1,295,979
Autodesk Inc.(1)	158,596	6,667,376
BEA Systems Inc.(1)	285,553	3,783,577
BMC Software Inc.(1)	158,657	3,417,472
CA Inc.	423,128	10,730,526
Citrix Systems Inc.(1)	121,217	4,838,983
Cognos Inc.(1)	64,892	2,418,525
Compuware Corp.(1)	277,601	2,131,976
Electronic Arts Inc.(1)	219,313	12,456,978
Fair Isaac Corp.	48,357	1,794,528
FileNET Corp.(1)	29,447	819,216
Hyperion Solutions Corp.(1)	43,466	1,330,929
Informatica Corp.(1)	62,433	959,595
Intuit Inc.(1)	129,719	7,026,878
Microsoft Corp.	510,336	12,324,614
Midway Games Inc.(1)(2)	64,486	645,505
NetIQ Corp.(1)	39,103	469,236
Novell Inc.(1)	272,909	2,243,312
Open Text Corp.(1)(2)	35,360	636,126
Oracle Corp.(1)	1,164,503	16,990,099
Parametric Technology Corp.(1)	78,016	1,165,559
Quest Software Inc.(1)	69,442	1,195,097
Red Hat Inc.(1)	126,572	3,719,951
Salesforce.com Inc.(1)	75,961	2,662,433
Sybase Inc.(1)	64,378	1,401,509
Take-Two Interactive Software Inc.(1)(2)	50,534	861,605
THQ Inc.(1)(2)	42,282	1,083,688
Wind River Systems Inc.(1)	60,471	689,974

		124,577,434

TELECOMMUNICATIONS—3.23%
Amdocs Ltd.(1)	144,146	5,362,231

		5,362,231

TOTAL COMMON STOCKS
(Cost: $176,232,675)		165,780,034

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.13%

CERTIFICATES OF DEPOSIT(3)—0.03%
Credit Suisse New York
5.28%, 04/23/07	$2,206	2,206
Toronto-Dominion Bank
3.94%, 07/10/06	11,017	11,017
Washington Mutual Bank
4.79%, 05/10/06	11,017	11,017
Wells Fargo Bank N.A.
4.78%, 12/05/06	17,627	17,627

		41,867
COMMERCIAL PAPER(3)—0.29%
Amstel Funding Corp.
4.40%, 05/08/06	11,017	11,007
Amsterdam Funding Corp.
4.82%, 05/08/06	16,525	16,510
Atlantis One Funding Corp.
4.98%, 06/29/06	5,508	5,463
Barton Capital Corp.
4.73%-4.96%, 05/10/06-06/27/06	14,322	14,268
Bryant Park Funding LLC
4.78%, 05/03/06	8,813	8,811
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	16,525	16,400
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	22,034	22,013
CC USA Inc.
5.03%, 10/24/06	4,407	4,298
Charta LLC
4.96%, 06/21/06-06/23/06	18,729	18,594
Chesham Finance LLC
4.73%-4.80%, 05/02/06-05/10/06	69,406	69,339
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	19,830	19,683
Ebury Finance Ltd.
4.79%, 05/10/06	5,508	5,502
Edison Asset Securitization LLC
4.37%, 05/08/06	11,017	11,007
Gemini Securitization Corp.
4.96%, 06/28/06	6,610	6,557
General Electric Capital Corp.
4.96%, 06/29/06	14,322	14,206
Grampian Funding LLC
4.41%-5.11%, 05/15/06-10/24/06	18,508	18,307
Jupiter Securitization Corp.
4.97%, 06/19/06	8,813	8,754

Liberty Street Funding Corp.
4.78%, 05/10/06	21,813	21,787
Park Granada LLC
4.75%-4.96%, 05/05/06-06/19/06	28,816	28,732
Park Sienna LLC
4.96%, 06/20/06	5,508	5,470
Societe Generale
4.78%-4.80%, 05/10/06	39,495	39,447
Solitaire Funding Ltd.
4.75%, 05/10/06	6,610	6,602
Sydney Capital Corp.
4.80%, 05/09/06	6,650	6,643
Three Pillars Funding Corp.
4.78%-4.83%, 05/01/06-05/08/06	55,084	55,064
Thunder Bay Funding Inc.
4.97%, 06/15/06	6,655	6,613
Tulip Funding Corp.
4.98%, 05/30/06	11,017	10,973
Variable Funding Capital Corp.
4.78%-4.95%, 05/09/06-06/29/06	25,361	25,225

		477,275
MEDIUM-TERM NOTES(3)—0.05%
Bank of America N.A.
5.28%, 04/20/07	5,508	5,508
Dorada Finance Inc.
3.93%, 07/07/06	6,830	6,830
K2 USA LLC
3.94%, 07/07/06	13,220	13,220
Marshall & Ilsley Bank
5.18%, 12/15/06	22,034	22,081
Sigma Finance Inc.
5.13%, 03/30/07	7,712	7,712
Toronto-Dominion Bank
3.81%, 06/20/06	27,542	27,542
US Bank N.A.
2.85%, 11/15/06	4,407	4,363

		87,256
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80% (4)(5)	115,537	115,537

		115,537
REPURCHASE AGREEMENTS (3)—0.10%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $33,065 (collateralized by non-U.S. Government debt securities, value $36,385, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$33,051	33,051
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $55,107 (collateralized by non-U.S. Government debt securities, value $57,731, 4.25% to 7.63%, 8/15/08 to 10/25/35).	55,084	55,084

Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $33,064 (collateralized by U.S. Government obligations, value $33,738, 4.50% to 5.00%, 4/1/20 to 7/1/35).	33,051	33,051
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $27,554 (collateralized by non-U.S. Government debt securities, value $28,942, 0.00% to 10.00%, 2/1/09 to 1/1/10).	27,542	27,542
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $22,043 (collateralized by non-U.S. Government debt securities, value $23,192, 5.15% to 7.03%, 6/15/06 to 4/28/17).	22,034	22,034

		170,762
TIME DEPOSITS(3)—0.10%
Branch Banking & Trust
4.80%, 05/01/06	11,017	11,017
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	55,084	55,084
SunTrust Bank
4.88%, 05/01/06	62,250	62,250
Wachovia Bank N.A.
4.80%, 05/01/06	38,559	38,559

		166,910
VARIABLE & FLOATING RATE NOTES(3)—0.49%
Allstate Life Global Funding II
4.82%-4.98%, 04/05/07-05/16/07(6)	56,406	56,415
American Express Bank
4.87%, 07/19/06	5,508	5,508
American Express Centurion Bank
4.78%, 06/29/06	8,813	8,813
American Express Credit Corp.
4.93%, 03/05/07	6,610	6,615
ASIF Global Financing
4.95%, 05/30/06(6)	41,864	41,869
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07(6)	14,322	14,322
Beta Finance Inc.
4.91%, 05/25/06(6)	15,424	15,423
BMW US Capital LLC
4.90%, 05/16/07(6)	22,034	22,034
BNP Paribas
4.89%, 05/18/07(6)	40,762	40,762
Carlyle Loan Investment Ltd.
4.95%, 04/13/07-05/15/07(6)	3,966	3,966
CC USA Inc.
4.91%, 05/25/06(6)	12,119	12,118
Commodore CDO Ltd.
4.97%, 12/12/06(6)	5,508	5,508
Cullinan Finance Corp.
5.36%, 04/25/07(6)	5,508	5,508
DEPFA Bank PLC
4.92%, 03/15/07	22,034	22,034
Eli Lilly Services Inc.
4.80%, 03/30/07(6)	22,034	22,034
Fifth Third Bancorp.
4.93%, 01/23/07(6)	44,067	44,067

General Electric Capital Corp.
4.95%, 04/09/07	9,915	9,922
Hartford Life Global Funding Trusts
4.92%, 02/15/07	22,034	22,034
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	22,034	22,034
K2 USA LLC
5.20%, 04/02/07(6)	7,712	7,712
Leafs LLC
4.92%, 01/22/07-02/20/07(6)	23,056	23,056
Marshall & Ilsley Bank
4.88%, 05/15/07	12,119	12,119
Metropolitan Life Global Funding I
4.85%, 05/04/07(6)	33,051	33,051
Natexis Banques Populaires
4.88%, 05/15/07(6)	16,525	16,525
Nationwide Building Society
4.87%-5.03%, 04/05/07-04/27/07(6)	59,491	59,493
Newcastle Ltd.
4.97%, 04/24/07(6)	7,767	7,765
Northern Rock PLC
4.87%, 05/03/07(6)	26,440	26,441
Permanent Financing PLC
4.81%, 06/12/06(6)	19,169	19,169
Pfizer Investment Capital PLC
4.86%, 02/15/07(6)	22,034	22,034
Principal Life Income Funding Trusts
4.70%, 05/10/06	16,525	16,525
Sedna Finance Inc.
4.89%, 09/20/06(6)	6,610	6,610
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07(6)	22,034	22,034
Strips III LLC
5.00%, 07/24/06(6)	5,418	5,418
UniCredito Italiano SpA
4.84%, 06/14/06	28,644	28,643
Union Hamilton Special Funding LLC
4.97%, 09/28/06	22,034	22,034
US Bank N.A.
4.93%, 09/29/06	9,915	9,914
Wachovia Asset Securitization Inc.
4.81%-4.95%, 05/24/06	38,253	38,253
Wells Fargo & Co.
4.89%, 03/15/07	11,017	11,018
WhistleJacket Capital Ltd.
4.86%-4.96%, 06/22/06-04/18/07	19,830	19,829
White Pine Finance LLC
4.88%-5.12%, 05/22/06-10/27/06	22,893	22,787
Wind Master Trust
4.96%, 08/25/06-09/25/06	7,442	7,442

		818,858

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,878,465)		1,878,465

TOTAL INVESTMENTS IN SECURITIES—101.10%
(Cost: $178,111,140)		167,658,499
Other Assets, Less Liabilities—(1.10)%		(1,827,578)

NET ASSETS—100.00%		$165,830,921

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.96%

ADVERTISING—0.17%
Getty Images Inc.(1)	8,870	$567,769

		567,769
COMMERCIAL SERVICES—1.88%
Accenture Ltd.	83,322	2,422,171
BearingPoint Inc.(1)	28,832	267,561
ChoicePoint Inc.(1)	13,068	575,384
Convergys Corp.(1)	20,564	400,381
Hewitt Associates Inc. Class A(1)	7,433	215,483
Net 1 UEPS Technologies Inc.(1)	7,982	250,316
Paychex Inc.	54,841	2,215,028

		6,346,324
COMPUTERS—23.51%
Affiliated Computer Services Inc. Class A(1)	17,407	970,614
Anteon International Corp.(1)	5,293	289,262
Apple Computer Inc.(1)	119,410	8,405,270
BISYS Group Inc.(The)(1)	17,479	278,615
Brocade Communications Systems Inc.(1)	38,903	239,642
CACI International Inc. Class A(1)	4,335	271,111
Cadence Design Systems Inc.(1)	40,007	757,332
Ceridian Corp.(1)	21,717	526,203
Cognizant Technology Solutions Corp.(1)	19,619	1,247,965
Computer Sciences Corp.(1)	26,709	1,563,812
Creative Technology Ltd.	12,236	79,571
Dell Inc.(1)	350,890	9,193,318
DST Systems Inc.(1)	12,095	744,084
Electronic Data Systems Corp.	75,195	2,036,281
Electronics For Imaging Inc.(1)	7,845	215,424
EMC Corp.(1)	348,220	4,704,452
Gateway Inc.(1)	53,734	118,215
Henry(Jack) & Associates Inc.	13,222	296,834
Hewlett-Packard Co.	418,315	13,582,688
Imation Corp.	4,862	204,204
Intergraph Corp.(1)	4,100	180,482
International Business Machines Corp.	233,818	19,252,574
Kronos Inc.(1)	4,656	212,500
Lexmark International Inc.(1)	17,929	873,142
Maxtor Corp.(1)	36,739	355,634
Mentor Graphics Corp.(1)	11,342	148,920
National Instruments Corp.	11,549	365,757
Network Appliance Inc.(1)	53,075	1,967,490
Palm Inc.(1)	14,244	321,914
Perot Systems Corp. Class A(1)	16,884	254,611
Research in Motion Ltd.(1)	27,460	2,104,260
Reynolds & Reynolds Co. (The) Class A	9,150	272,121
SanDisk Corp.(1)	26,248	1,675,410
Seagate Technology	68,754	1,826,106
SRA International Inc. Class A(1)	5,525	176,910

Sun Microsystems Inc.(1)	493,590	2,467,950
Synopsys Inc.(1)	20,844	455,025
Unisys Corp.(1)	49,151	306,702
Western Digital Corp.(1)	30,882	649,757

		79,592,162
DISTRIBUTION & WHOLESALE—0.33%
CDW Corp.	11,818	703,407
Ingram Micro Inc. Class A(1)	23,131	425,379

		1,128,786
ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
ASM Lithography Holding NV NYS(1)	70,090	1,482,403

		1,482,403
ELECTRONICS—3.28%
Agilent Technologies Inc.(1)	71,208	2,735,811
Amphenol Corp. Class A	12,796	739,609
Arrow Electronics Inc.(1)	17,071	617,970
Avnet Inc.(1)	17,504	457,730
AVX Corp.	25,106	446,887
Benchmark Electronics Inc.(1)	9,066	247,502
Celestica Inc.(1)	27,183	306,081
Cymer Inc.(1)	5,249	271,321
Flextronics International Ltd.(1)	81,935	930,782
Jabil Circuit Inc.(1)	29,380	1,145,526
KEMET Corp.(1)	12,564	135,817
Nam Tai Electronics Inc.	6,189	139,748
PerkinElmer Inc.	18,804	403,158
Sanmina-SCI Corp.(1)	76,230	395,634
Solectron Corp.(1)	141,008	564,032
Symbol Technologies Inc.	35,280	375,732
Tektronix Inc.	12,801	452,131
Trimble Navigation Ltd.(1)	7,670	363,405
Vishay Intertechnology Inc.(1)	24,580	383,940

		11,112,816
ENTERTAINMENT—0.05%
Macrovision Corp.(1)	7,322	167,674

		167,674
INTERNET—11.50%
Akamai Technologies Inc.(1)	18,520	623,939
Amazon.com Inc.(1)	59,541	2,096,439
Avocent Corp.(1)	7,209	194,210
Check Point Software Technologies Ltd.(1)	37,305	721,852
CheckFree Corp.(1)	13,196	710,869
CNET Networks Inc.(1)	21,141	227,900
Digital Insight Corp.(1)	5,165	178,141
Digital River Inc.(1)(2)	4,978	216,742
EarthLink Inc.(1)	20,194	183,563
eBay Inc.(1)	195,519	6,727,809
Expedia Inc.(1)	48,737	908,945
F5 Networks Inc.(1)	5,461	319,796
Google Inc. Class A(1)	24,817	10,372,017
IAC/InterActiveCorp(1)	48,930	1,412,609
InfoSpace Inc.(1)	4,815	122,927
Internet Security Systems Inc.(1)	6,615	148,441
McAfee Inc.(1)	23,602	615,776
Monster Worldwide Inc.(1)	16,826	965,812
NetFlix Inc.(1)(2)	7,609	225,531
Openwave Systems Inc.(1)	10,185	189,543
Overstock.com Inc.(1)(2)	2,944	76,191

RealNetworks Inc.(1)	24,840	248,897
RSA Security Inc.(1)	10,336	216,436
Symantec Corp.(1)	172,474	2,825,124
TIBCO Software Inc.(1)	31,320	269,978
ValueClick Inc.(1)	11,845	199,588
VeriSign Inc.(1)	38,329	901,498
WebEx Communications Inc.(1)(2)	6,610	233,663
Websense Inc.(1)	6,934	172,379
Yahoo! Inc.(1)	202,390	6,634,344

		38,940,959
LEISURE TIME—0.13%
Sabre Holdings Corp.	19,020	439,172

		439,172
MACHINERY—0.19%
Intermec Inc.(1)	8,912	236,079
Zebra Technologies Corp. Class A(1)	10,445	414,562

		650,641
SEMICONDUCTORS—20.33%
Advanced Micro Devices Inc.(1)	57,237	1,851,617
Agere Systems Inc.(1)	26,215	412,100
Altera Corp.(1)	53,842	1,175,909
AMIS Holdings Inc.(1)	12,410	127,947
Amkor Technology Inc.(1)	25,637	309,951
Analog Devices Inc.	53,624	2,033,422
Applied Materials Inc.	238,247	4,276,534
Applied Micro Circuits Corp.(1)	44,179	162,137
ASE Test Ltd.(1)	14,634	166,828
Atmel Corp.(1)	69,722	365,343
Broadcom Corp. Class A(1)	60,215	2,475,439
Conexant Systems Inc.(1)	68,411	242,175
Cree Inc.(1)	10,893	324,829
Cypress Semiconductor Corp.(1)	19,101	327,773
Emulex Corp.(1)	12,026	218,272
Entegris Inc.(1)	19,123	194,672
Fairchild Semiconductor International Inc. Class A(1)	17,298	357,550
FormFactor Inc.(1)	5,686	237,049
Freescale Semiconductor Inc. Class A(1)	19,012	601,159
Freescale Semiconductor Inc. Class B(1)	39,116	1,238,804
Integrated Device Technology Inc.(1)	28,381	431,959
Intel Corp.	894,660	17,875,307
International Rectifier Corp.(1)	9,356	422,891
Intersil Corp. Class A	22,176	656,631
KLA-Tencor Corp.	28,532	1,374,101
Lam Research Corp.(1)	20,030	979,066
Linear Technology Corp.	44,339	1,574,034
LSI Logic Corp.(1)	56,250	599,062
Marvell Technology Group Ltd.(1)	40,453	2,309,462
Maxim Integrated Products Inc.	47,524	1,675,696
MEMC Electronic Materials Inc.(1)	30,305	1,230,383
Micrel Inc.(1)	12,669	162,670
Microchip Technology Inc.	30,275	1,128,046
Micron Technology Inc.(1)	89,191	1,513,571
Microsemi Corp.(1)	8,946	244,405
MKS Instruments Inc.(1)	7,827	186,830
National Semiconductor Corp.	50,645	1,518,337
Novellus Systems Inc.(1)	20,030	494,741
NVIDIA Corp.(1)	49,203	1,437,712
OmniVision Technologies Inc.(1)(2)	8,254	240,026
ON Semiconductor Corp.(1)	37,028	265,491

PMC-Sierra Inc.(1)	26,092	324,324
QLogic Corp.(1)	26,619	553,941
Rambus Inc.(1)	14,390	558,764
Semtech Corp.(1)	10,678	200,212
Silicon Image Inc.(1)	11,474	117,035
Silicon Laboratories Inc.(1)	7,669	357,452
SiRF Technology Holdings Inc.(1)	6,776	231,400
Skyworks Solutions Inc.(1)	22,737	162,570
STMicroelectronics NV NYS	131,132	2,399,716
Teradyne Inc.(1)	28,402	478,858
Texas Instruments Inc.	240,899	8,361,604
Varian Semiconductor Equipment Associates Inc.(1)	7,989	261,640
Xilinx Inc.	50,896	1,408,292

		68,835,739
SOFTWARE—20.36%
Activision Inc.(1)	38,535	546,812
Acxiom Corp.	12,404	321,512
Adobe Systems Inc.(1)	84,817	3,324,826
Advent Software Inc.(1)	4,457	156,886
ANSYS Inc.(1)	4,605	259,952
ATI Technologies Inc.(1)	36,548	567,225
Autodesk Inc.(1)	33,180	1,394,887
Automatic Data Processing Inc.	84,544	3,726,700
Avid Technology Inc.(1)	5,990	230,914
BEA Systems Inc.(1)	57,815	766,049
BMC Software Inc.(1)	32,100	691,434
CA Inc.	85,699	2,173,327
Citrix Systems Inc.(1)	24,528	979,158
Cognos Inc.(1)	13,133	489,467
Compuware Corp.(1)	56,179	431,455
CSG Systems International Inc.(1)	7,303	184,620
Electronic Arts Inc.(1)	44,421	2,523,113
Fair Isaac Corp.	9,787	363,196
Fidelity National Information Services Inc.	8,941	339,758
FileNET Corp.(1)	5,924	164,806
First Data Corp.	112,848	5,381,721
Fiserv Inc.(1)	27,767	1,251,736
Global Payments Inc.	11,300	535,959
Hyperion Solutions Corp.(1)	8,802	269,517
Informatica Corp.(1)	12,581	193,370
Intuit Inc.(1)	26,305	1,424,942
Keane Inc.(1)	9,059	128,094
Microsoft Corp.	1,022,620	24,696,273
Midway Games Inc.(1)(2)	12,946	129,589
NAVTEQ Corp.(1)	13,154	546,154
NetIQ Corp.(1)	7,861	94,332
Novell Inc.(1)	55,249	454,147
Open Text Corp.(1)(2)	7,130	128,269
Oracle Corp.(1)	764,437	11,153,136
Parametric Technology Corp.(1)	15,730	235,006
Quest Software Inc.(1)	14,032	241,491
Red Hat Inc.(1)(2)	25,611	752,707
Salesforce.com Inc.(1)	15,397	539,665
Sybase Inc.(1)	12,973	282,422
Take-Two Interactive Software Inc.(1)(2)	10,192	173,774
THQ Inc.(1)(2)	8,543	218,957
VeriFone Holdings Inc.(1)	9,762	302,232
Wind River Systems Inc.(1)	12,194	139,134

		68,908,724

TELECOMMUNICATIONS—17.79%
ADC Telecommunications Inc.(1)	16,827	376,757
ADTRAN Inc.	10,892	273,825
Amdocs Ltd.(1)	29,170	1,085,124
Andrew Corp.(1)	23,494	248,567
Avaya Inc.(1)	69,118	829,416
Black Box Corp.	2,456	115,236
CIENA Corp.(1)	83,245	340,472
Cisco Systems Inc.(1)	926,212	19,404,141
Comverse Technology Inc.(1)	29,016	657,212
Corning Inc.(1)	206,221	5,697,886
Crown Castle International Corp.(1)	31,656	1,065,224
Foundry Networks Inc.(1)	20,024	284,541
Harris Corp.	19,353	901,269
InterDigital Communications Corp.(1)	7,744	196,078
Ixia(1)	9,335	105,485
JDS Uniphase Corp. (1)	201,629	703,685
Juniper Networks Inc.(1)	78,967	1,459,310
Lucent Technologies Inc.(1)	641,989	1,791,149
Motorola Inc.	355,395	7,587,683
Nortel Networks Corp.(1)	618,520	1,645,263
Polycom Inc.(1)	14,182	312,004
Powerwave Technologies Inc.(1)	14,355	160,058
QUALCOMM Inc.	236,760	12,155,258
RF Micro Devices Inc.(1)	27,186	252,830
Sonus Networks Inc.(1)	36,012	178,980
Sycamore Networks Inc.(1)	39,906	187,558
Syniverse Holdings Inc.(1)	9,719	172,123
Tekelec(1)	9,534	136,146
Tellabs Inc.(1)	64,957	1,029,568
3Com Corp.(1)	55,667	300,045
UTStarcom Inc.(1)	16,649	115,711
West Corp.(1)	9,908	458,939

		60,227,543

TOTAL COMMON STOCKS
(Cost: $341,198,140)		338,400,712

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.50%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse New York
5.28%, 04/23/07	$1,813	1,813
Toronto-Dominion Bank
3.94%, 07/10/06	9,067	9,067
Washington Mutual Bank
4.79%, 05/10/06	9,067	9,067
Wells Fargo Bank N.A.
4.78%, 12/05/06	14,507	14,507

		34,454
COMMERCIAL PAPER(3)—0.12%
Amstel Funding Corp.
4.40%, 05/08/06	9,067	9,059
Amsterdam Funding Corp.
4.82%, 05/08/06	13,600	13,587
Atlantis One Funding Corp.
4.98%, 06/29/06	4,533	4,496

Barton Capital Corp.
4.73%-4.96%, 05/10/06-06/27/06	11,787	11,743
Bryant Park Funding LLC
4.78%, 05/03/06	7,253	7,251
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	13,600	13,496
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	18,133	18,116
CC USA Inc.
5.03%, 10/24/06	3,627	3,537
Charta LLC
4.96%, 06/21/06-06/23/06	15,413	15,301
Chesham Finance LLC
4.73%-4.80%, 05/02/06-05/10/06	57,120	57,064
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	16,320	16,199
Ebury Finance Ltd.
4.79%, 05/10/06	4,533	4,528
Edison Asset Securitization LLC
4.37%, 05/08/06	9,067	9,059
Gemini Securitization Corp.
4.96%, 06/28/06	5,440	5,396
General Electric Capital Corp.
4.96%, 06/29/06	11,787	11,691
Grampian Funding LLC
4.41%-5.11%, 05/15/06-10/24/06	15,232	15,066
Jupiter Securitization Corp.
4.97%, 06/19/06	7,253	7,204
Liberty Street Funding Corp.
4.78%, 05/10/06	17,952	17,930
Park Granada LLC
4.75%-4.96%, 05/05/06-06/19/06	23,715	23,647
Park Sienna LLC
4.96%, 06/20/06	4,533	4,502
Societe Generale
4.78%-4.80%, 05/10/06	32,503	32,471
Solitaire Funding Ltd.
4.75%, 05/10/06	5,440	5,434
Sydney Capital Corp.
4.80%, 05/09/06	5,473	5,467
Three Pillars Funding Corp.
4.78%-4.83%, 05/01/06-05/08/06	45,333	45,316
Thunder Bay Funding Inc.
4.97%, 06/15/06	5,477	5,443
Tulip Funding Corp.
4.98%, 05/30/06	9,067	9,030
Variable Funding Capital Corp.
4.78%-4.95%, 05/09/06-06/29/06	20,872	20,760

		392,793
MEDIUM-TERM NOTES(3)—0.02%
Bank of America N.A.
5.28%, 04/20/07	4,533	4,533
Dorada Finance Inc.
3.93%, 07/07/06	5,621	5,621
K2 USA LLC
3.94%, 07/07/06	10,880	10,880
Marshall & Ilsley Bank
5.18%, 12/15/06	18,133	18,172
Sigma Finance Inc.
5.13%, 03/30/07	6,347	6,347

Toronto-Dominion Bank
3.81%, 06/20/06	22,667	22,667
US Bank N.A.
2.85%, 11/15/06	3,627	3,590

		71,810
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80% (4)(5)	254,754	254,754

		254,754
REPURCHASE AGREEMENTS(3)—0.04%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $27,211 (collateralized by non-U.S. Government debt securities, value $29,944, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$27,200	27,200
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $45,352 (collateralized by non-U.S. Government debt securities, value $47,511, 4.25% to 7.63%, 8/15/08 to 10/25/35).	45,333	45,333
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $27,211 (collateralized by U.S. Government obligations, value $27,765, 4.50% to 5.00%, 4/1/20 to 7/1/35).	27,200	27,200
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $22,677 (collateralized by non-U.S. Government debt securities, value $23,818, 0.00% to 10.00%, 2/1/09 to 1/1/10).	22,667	22,667
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $18,140 (collateralized by non-U.S. Government debt securities, value $19,086, 5.15% to 7.03%, 6/15/06 to 4/28/17).	18,133	18,133

		140,533
TIME DEPOSITS(3)—0.04%
Branch Banking & Trust
4.80%, 05/01/06	9,067	9,067
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	45,333	45,333
SunTrust Bank
4.88%, 05/01/06	51,230	51,230
Wachovia Bank N.A.
4.80%, 05/01/06	31,733	31,733

		137,363
VARIABLE & FLOATING RATE NOTES(3)—0.20%
Allstate Life Global Funding II
4.82%-4.98%, 04/05/07-05/16/07(6)	46,421	46,427
American Express Bank
4.87%, 07/19/06	4,533	4,533
American Express Centurion Bank
4.78%, 06/29/06	7,253	7,253
American Express Credit Corp.
4.93%, 03/05/07	5,440	5,444

ASIF Global Financing
4.95%, 05/30/06(6)	34,453	34,458
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07(6)	11,787	11,787
Beta Finance Inc.
4.91%, 05/25/06(6)	12,693	12,693
BMW US Capital LLC
4.90%, 05/16/07(6)	18,133	18,133
BNP Paribas
4.89%, 05/18/07(6)	33,546	33,546
Carlyle Loan Investment Ltd.
4.95%, 04/13/07-05/15/07(6)	3,264	3,264
CC USA Inc.
4.91%, 05/25/06(6)	9,973	9,973
Commodore CDO Ltd.
4.97%, 12/12/06(6)	4,533	4,533
Cullinan Finance Corp.
5.36%, 04/25/07(6)	4,533	4,533
DEPFA Bank PLC
4.92%, 03/1/07	18,133	18,133
Eli Lilly Services Inc.
4.80%, 03/30/07(6)	18,133	18,133
Fifth Third Bancorp.
4.93%, 01/23/07(6)	36,266	36,266
General Electric Capital Corp.
4.95%, 04/0/07	8,160	8,165
Hartford Life Global Funding Trusts
4.92%, 02/1/07	18,133	18,133
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	18,133	18,133
K2 USA LLC
5.20%, 04/02/07(6)	6,347	6,347
Leafs LLC
4.92%, 01/22/07-02/20/07(6)	18,975	18,975
Marshall & Ilsley Bank
4.88%, 05/1/07	9,973	9,973
Metropolitan Life Global Funding I
4.85%, 05/04/07(6)	27,200	27,200
Natexis Banques Populaires
4.88%, 05/15/07(6)	13,600	13,600
Nationwide Building Society
4.87%-5.03%, 04/05/07-04/27/07(6)	48,960	48,961
Newcastle Ltd.
4.97%, 04/24/07(6)	6,392	6,390
Northern Rock PLC
4.87%, 05/03/07(6)	21,760	21,760
Permanent Financing PLC
4.81%, 06/12/06(6)	15,776	15,776
Pfizer Investment Capital PLC
4.86%, 02/15/07(6)	18,133	18,133
Principal Life Income Funding Trusts
4.70%, 05/1/06	13,600	13,600
Sedna Finance Inc.
4.89%, 09/20/06(6)	5,440	5,440
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07(6)	18,133	18,133
Strips III LLC
5.00%, 07/24/06(6)	4,459	4,459
UniCredito Italiano SpA
4.84%, 06/14/06	23,573	23,572
Union Hamilton Special Funding LLC
4.97%, 09/28/06	18,133	18,133
US Bank N.A.
4.93%, 09/29/06	8,160	8,159

Wachovia Asset Securitization Inc.
4.81%-4.95%, 05/24/06	31,481	31,481
Wells Fargo & Co.
4.89%, 03/15/07	9,067	9,067
WhistleJacket Capital Ltd.
4.86%-4.96%, 06/22/06-04/18/07	16,320	16,319
White Pine Finance LLC
4.88%-5.12%, 05/22/06-10/27/06	18,840	18,753
Wind Master Trust
4.96%, 08/25/06-09/25/06	6,124	6,124

		673,895

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,705,602)		1,705,602

TOTAL INVESTMENTS IN SECURITIES—100.46%
(Cost: $342,903,742)		340,106,314
Other Assets, Less Liabilities—(0.46)%		(1,567,119)

NET ASSETS—100.00%		$338,539,195

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.21%

AUSTRALIA—5.36%
Alumina Ltd.	3,967,878	$21,556,092
Amcor Ltd.	1,816,878	9,966,961
AMP Ltd.	4,705,671	32,169,548
Aristocrat Leisure Ltd.(1)	981,573	10,970,440
Australia & New Zealand Banking Group Ltd.	4,711,456	99,916,142
Australian Gas & Light Co. Ltd.	1,212,447	17,846,917
Australian Stock Exchange Ltd.	411,558	10,258,057
BHP Billiton Ltd.	9,113,070	202,596,077
BHP Steel	2,229,883	12,993,974
Boral Ltd.	2,087,187	15,092,214
Brambles Industries Ltd.(1)	2,545,350	21,553,133
Caltex Australia Ltd.	603,714	9,230,070
Coca-Cola Amatil Ltd.	2,074,281	11,457,706
Coles Myer Ltd.	3,152,649	25,619,096
Commonwealth Bank of Australia	3,208,575	114,421,795
Commonwealth Property Office Fund	27,986,661	28,348,564
Computershare Ltd.	1,641,930	9,817,017
CSL Ltd.	500,466	21,910,339
CSR Ltd.	4,068,975	12,503,706
DB RREEF Trust	11,536,530	12,823,646
Foster’s Group Ltd.	6,243,636	27,855,670
Futuris Corp. Ltd.	3,963,765	6,796,965
GPT Group	4,682,986	14,923,506
Harvey Normand Holdings Ltd.	2,736,072	7,868,020
Insurance Australia Group Ltd.	4,833,297	20,720,042
Investa Property Group	8,960,349	14,753,103
James Hardie Industries NV	1,593,231	11,423,765
John Fairfax Holdings Ltd.	3,090,270	9,144,495
Lend Lease Corp. Ltd.	1,170,144	12,669,573
Macquarie Airports	2,343,873	5,833,197
Macquarie Bank Ltd.	590,808	32,006,876
Macquarie Infrastructure Group	6,940,560	18,800,155
Mayne Pharma Ltd.(2)	3,327,597	7,473,450
Mirvac Group	4,541,478	14,575,930
Multiplex Group	1,866,351	4,333,247
National Australia Bank Ltd.	3,896,895	111,204,085
Newcrest Mining Ltd.	1,007,385	17,427,257
Orica Ltd.	798,456	14,757,982
Origin Energy Ltd.	3,780,741	20,223,893
Qantas Airways Ltd.	3,356,994	8,813,033
QBE Insurance Group Ltd.	1,939,485	32,934,055
Rinker Group Ltd.	2,681,580	43,134,555
Rio Tinto Ltd.	759,303	45,311,928
Santos Ltd.	2,442,102	21,901,809
Stockland Trust Group	2,827,131	14,758,189
Suncorp-Metway Ltd.	1,723,668	26,601,325
Symbion Health Ltd.	3,647,149	9,464,078

TABCORP Holdings Ltd.	1,672,148	19,411,757
Transurban Group	2,270,022	11,367,703
Wesfarmers Ltd.	884,061	24,282,283
Westfield Group	3,777,890	48,529,405
Westpac Banking Corp.	4,769,484	90,833,034
Woodside Petroleum Ltd.	1,365,885	48,501,893
Woolworths Ltd.	2,837,169	40,169,419

		1,559,857,171
AUSTRIA—0.45%
Erste Bank der Oesterreichischen Sparkassen AG	535,599	32,451,496
Oesterreichische Elektrizitaetswirtschafts AG Class A	27,614	13,105,211
OMV AG	387,180	26,877,769
Raiffeisen International Bank Holding AG(2)	101,814	8,860,793
Telekom Austria AG	1,165,125	28,545,787
Wiener Staedtische Allgemeine Versicherung AG	164,193	10,502,610
Wienerberger AG	208,647	11,014,878

		131,358,544
BELGIUM—1.27%
AGFA Gevaert NV	314,860	6,373,577
Bekaert NV	91,456	10,489,192
Belgacom SA	526,995	17,219,731
Cofinimmo	101,676	17,136,592
Colruyt NV	70,338	10,800,494
Delhaize-Le Lion SA	196,117	14,105,914
Dexia Group	1,284,147	33,823,509
Euronav NV	104,319	2,993,416
Fortis	2,893,095	108,271,770
Groupe Bruxelles Lambert SA	198,800	22,512,616
InBev NV	429,770	21,643,564
KBC Groupe SA	394,350	45,675,517
Mobistar SA	87,330	7,001,833
Omega Pharma SA	95,881	6,684,979
Solvay SA	178,416	20,833,557
UCB SA	276,300	14,207,046
Umicore Mines SA	60,228	9,589,488

		369,362,795
DENMARK—0.70%
AP Moller-Maersk A/S	2,868	24,602,021
Carlsberg A/S Class B	148,419	9,974,715
Coloplast A/S Class B	164,910	13,310,759
D/S Torm A/S	71,700	3,293,184
Danisco A/S	172,080	14,586,868
Danske Bank A/S	1,119,954	44,489,523
GN Store Nord A/S	670,395	9,537,369
Novo Nordisk A/S Class B	633,828	41,098,936
Novozymes A/S Class B	210,081	16,371,422
Topdanmark A/S(2)	110,418	14,450,055
Vestas Wind Systems A/S(2)	505,485	13,699,706

		205,414,558
FINLAND—1.56%
Cargotec Corp. Class B	163,220	7,921,771
Elisa OYJ Class A	517,674	10,615,994
Fortum OYJ	1,110,779	28,011,839
Kone OYJ	347,028	16,169,580
Metso Corp.	431,634	17,126,795

Neste Oil OYJ	451,710	15,738,443
Nokia OYJ	10,513,371	239,039,178
Nokian Renkaat OYJ	491,862	8,401,423
Rautaruukki OYJ	328,386	11,499,510
Sampo OYJ Class A	1,106,109	22,794,555
Stora Enso OYJ Class R	1,461,963	22,872,196
TietoEnator OYJ	239,813	7,518,782
UPM-Kymmene OYJ	1,260,486	29,532,544
YIT OYJ	658,206	18,538,881

		455,781,491
FRANCE—9.34%
Accor SA	610,167	38,345,297
Air France-KLM	388,614	9,031,600
Alcatel SA(2)	3,139,743	45,205,390
Alstom(2)	282,498	25,549,930
Arcelor(2)	1,253,316	51,466,908
Atos Origin SA(2)	177,816	13,315,963
AXA	3,666,021	134,334,809
BIC SA	113,580	7,969,057
BNP Paribas	1,938,051	182,850,819
BNP Paribas Rights(2)	181,641	16,553,976
Bouygues SA	523,953	28,544,888
Business Objects SA(2)	195,024	6,323,339
Cap Gemini SA(2)	321,615	17,185,289
Carrefour SA	1,412,586	81,815,155
Compagnie de Saint-Gobain SA	755,233	56,556,524
Compagnie Generale des Etablissements Michelin Class B	382,878	27,587,118
Credit Agricole SA	1,527,210	61,444,577
Dassault Systemes SA	144,117	7,806,090
Essilor International SA	268,820	26,920,220
European Aeronautic Defence and Space Co.	637,714	25,127,113
France Telecom SA	2,526,720	58,913,310
Gaz de France(2)	425,181	15,253,297
Groupe Danone	583,035	72,634,142
Lafarge SA	448,876	55,129,099
Lagardere S.C.A.	346,520	28,590,352
L’Air Liquide SA	266,007	57,465,485
L’Oreal SA	755,046	69,905,386
LVMH Moet Hennessy Louis Vuitton SA	582,927	61,276,000
Neopost SA	130,818	14,772,966
PagesJaunes SA	442,956	12,783,082
Pernod-Ricard SA	191,622	37,099,591
PPR SA	172,886	22,387,357
PSA Peugeot Citroen	448,848	29,456,891
Publicis Groupe	361,106	14,987,873
Renault SA	456,739	52,930,478
Safran SA	482,880	12,378,087
Sanofi-Aventis	2,609,880	245,743,267
Schneider Electric SA	610,848	69,058,558
SCOR	2,284,362	5,783,768
Societe Generale Class A	830,286	126,654,828
Societe Television Francaise	338,158	11,202,767
Sodexho Alliance SA	340,609	16,368,186
Suez SA	2,475,084	97,242,297
Technip-Coflexip SA	243,915	15,377,739
Thales/Ex Thomson CSF	258,328	11,083,221
Thomson SA	691,188	14,278,742
Total SA	1,385,961	382,685,010
Union du Credit Bail Immobilier	166,380	28,943,076
Valeo SA	202,962	8,682,251

Veolia Environment	813,795	48,548,588
Vinci SA	474,332	47,052,519
Vivendi Universal SA	2,868,000	104,550,849
Zodiac SA	115,437	7,459,544

		2,720,612,668
GERMANY—6.85%
Adidas-Salomon AG	119,743	25,242,115
Allianz AG	948,591	158,562,255
Altana AG	210,081	13,461,653
BASF AG	1,303,506	111,587,692
Bayer AG	1,607,057	74,110,698
Celesio AG	131,322	12,340,314
Commerzbank AG	1,388,112	57,439,384
Continental AG	339,365	40,341,394
DaimlerChrysler AG Registered	2,292,249	125,487,771
Deutsche Bank AG	1,234,674	151,357,621
Deutsche Boerse AG	286,800	41,412,107
Deutsche Lufthansa AG	755,718	13,917,365
Deutsche Post AG	1,755,216	46,717,539
Deutsche Telekom AG	6,865,275	123,837,121
Douglas Holding AG	259,122	12,468,596
E.ON AG	1,542,984	187,617,619
Fresenius Medical Care AG & Co. KGaA	194,089	23,252,893
Hochtief AG	210,798	14,391,818
Hypo Real Estate Holding AG	366,387	25,577,404
Infineon Technologies AG(2)	1,566,645	19,122,482
Linde AG	239,055	21,367,875
MAN AG	391,482	29,632,200
Merck KGaA(2)	157,347	16,648,981
Metro AG	378,759	21,421,960
Muenchener Rueckversicherungs-Gesellschaft AG	486,126	68,778,996
Puma AG	46,605	18,757,150
RWE AG	1,043,952	90,367,772
SAP AG	555,675	121,232,382
Schering AG	442,389	47,433,571
Siemens AG	2,033,412	192,104,057
ThyssenKrupp AG	990,521	32,602,656
TUI AG(1)	634,545	13,492,262
Volkswagen AG	537,750	41,462,233

		1,993,547,936
GREECE—0.48%
Hellenic Telecommunications Organization SA ADR(2)	3,797,292	43,099,264
National Bank of Greece SA ADR	9,686,672	96,769,853

		139,869,117
HONG KONG—1.62%
Bank of East Asia Ltd.	4,875,600	20,373,558
BOC Hong Kong Holdings Ltd.	9,679,500	19,974,077
Cheung Kong (Holdings) Ltd.	4,302,000	48,464,878
CLP Holdings Ltd.	3,943,500	22,988,683
Esprit Holdings Ltd.	2,509,500	20,034,184
Hang Lung Properties Ltd.	7,170,000	14,425,722
Hang Seng Bank Ltd.	2,007,600	25,995,891
Henderson Land Development Co. Ltd.	2,868,000	16,848,504
Hong Kong & China Gas Co. Ltd.	9,321,200	22,240,132
Hong Kong Exchanges & Clearing Ltd.	4,302,000	30,932,077
Hongkong Electric Holdings Ltd.	3,585,000	17,662,262

Hutchison Telecommunications International Ltd.(2)	3,308,000	5,823,606
Hutchison Whampoa Ltd.	5,019,000	49,260,142
Johnson Electric Holdings Ltd.	6,453,000	5,451,258
Li & Fung Ltd.	5,406,000	12,828,849
Link REIT (The)(2)	5,377,500	11,859,608
MTR Corp. Ltd.	4,302,000	11,457,352
New World Development Co. Ltd.	8,088,599	14,500,464
PCCW Ltd.	10,816,800	7,184,555
Sun Hung Kai Properties Ltd.	3,585,000	40,965,352
Swire Pacific Ltd. Class A	2,868,000	29,332,302
Techtronic Industries Co.	2,868,000	4,808,574
Wharf Holdings Ltd.	4,302,000	17,255,383

		470,667,413
IRELAND—0.93%
Allied Irish Banks PLC	2,330,967	56,228,280
Bank of Ireland	2,737,506	51,241,729
CRH PLC	1,449,774	53,233,958
DCC PLC	356,349	8,640,844
DEPFA Bank PLC	1,030,349	19,312,441
Elan Corp. PLC(2)	1,082,670	15,888,098
Grafton Group PLC(2)	1,233,957	17,082,350
Independent News & Media PLC	2,490,858	7,781,271
Irish Life & Permanent PLC	1,004,517	25,585,171
Kerry Group PLC Class A	579,336	14,449,260
Ryanair Holdings PLC(2)	88,752	747,918

		270,191,320
ITALY—3.71%
Alleanza Assicurazioni SpA(1)	1,328,937	16,137,317
Arnoldo Mondadori Editore SpA	468,721	4,720,443
Assicurazioni Generali SpA	2,243,310	83,954,086
Autogrill SpA	719,300	11,697,315
Autostrade SpA	634,224	19,429,254
Banca Intesa SpA	9,204,129	54,491,711
Banca Monte dei Paschi di Siena SpA(1)	2,614,140	15,460,172
Banca Nazionale del Lavoro SpA(2)	3,323,370	12,223,946
Banca Popolare di Milano Scrl	1,319,997	16,660,597
Banche Popolari Unite Scrl	954,166	24,086,381
Banco Popolare di Verona e Novara Scrl	1,107,048	31,111,139
Bulgari SpA	408,291	5,060,749
Capitalia SpA	4,652,966	40,324,427
Enel SpA	10,650,318	91,897,360
Eni SpA	6,714,705	204,687,911
Fiat SpA(1)(2)	1,322,365	18,556,088
Finmeccanica SpA	888,499	21,275,950
Gruppo Editoriale L’Espresso SpA(1)	639,859	3,526,243
Italcementi SpA	350,702	9,210,733
Luxottica Group SpA	350,220	10,402,426
Mediaset SpA	2,319,471	29,304,868
Mediobanca SpA	1,281,819	27,723,425
Mediolanum SpA(1)	793,437	6,266,570
Pirelli & Co. SpA	7,033,495	6,848,581
Sanpaolo IMI SpA	2,769,240	51,940,387
Snam Rete Gas SpA	1,365,903	6,112,288
Telecom Italia Media SpA	5,705,886	2,702,470
Telecom Italia SpA	26,978,559	75,443,463
Telecom Italia SpA RNC	15,421,953	38,522,280
UniCredito Italiano SpA German	18,719,544	140,773,039

		1,080,551,619

JAPAN—24.86%
Acom Co. Ltd.	193,590	11,256,021
Aderans Co. Ltd.	215,100	6,366,358
Advantest Corp.	215,100	24,712,014
AEON Co. Ltd.	1,792,500	44,498,577
AEON Credit Service Co. Ltd.	218,190	6,018,376
AIFUL Corp.	179,275	10,674,869
Aisin Seiki Co. Ltd.	573,600	21,497,443
Ajinomoto Co. Inc.	1,434,000	17,805,710
All Nippon Airways Co. Ltd.	1,434,000	5,336,690
Alps Electric Co. Ltd.	717,000	12,550,639
Amada Co. Ltd.	1,434,000	15,645,920
Asahi Breweries Ltd.	1,175,700	16,770,712
Asahi Glass Co. Ltd.	2,868,000	40,383,047
Asahi Kasei Corp.	2,868,000	21,145,850
Astellas Pharma Inc.	1,290,690	53,684,566
Bank of Fukuoka Ltd.	2,151,000	18,477,504
Bank of Yokohama Ltd.	2,868,000	22,426,655
Benesse Corp.	143,400	5,186,007
Bridgestone Corp.	1,434,000	34,845,447
Canon Inc.	1,792,500	136,713,441
Casio Computer Co. Ltd.	860,400	16,123,082
Central Japan Railway Co.	2,868	29,383,188
Chiba Bank Ltd. (The)	2,151,000	19,419,273
Chubu Electric Power Co. Inc.	1,434,000	37,545,184
Chugai Pharmaceutical Co. Ltd.	717,000	15,476,401
Citizen Watch Co. Ltd.	860,400	8,377,976
Coca Cola West Japan Co. Ltd.	272,700	6,710,044
Credit Saison Co. Ltd.	358,500	18,741,200
CSK Corp.	143,400	6,856,077
Dai Nippon Printing Co. Ltd.	1,434,000	25,616,112
Daicel Chemical Industries Ltd.	717,000	6,140,333
Daido Steel Co. Ltd.	1,434,000	13,121,979
Daiichi Sanyko Co. Ltd.	1,635,095	42,022,800
Daikin Industries Ltd.	717,000	24,925,482
Daimaru Inc. (The)	717,000	10,409,685
Dainippon Ink & Chemical Inc.	2,151,000	8,607,767
Dainippon Screen Manufacturing Co. Ltd.	717,000	7,471,366
Daito Trust Construction Co. Ltd.	286,800	14,867,390
Daiwa House Industry Co. Ltd.	1,434,000	24,372,977
Daiwa Securities Group Inc.	3,585,000	49,568,433
Denso Corp.	1,434,000	56,129,422
DENTSU Inc.	4,302	14,917,618
Dowa Mining Co. Ltd.	717,000	8,161,997
East Japan Railway Co.	8,604	66,978,599
Ebara Corp.	1,434,000	8,187,110
Eisai Co. Ltd.	645,300	29,439,693
Electric Power Development Co.	430,200	16,537,461
FamilyMart Co. Ltd.	215,100	6,215,674
Fanuc Ltd.	501,900	47,333,301
Fast Retailing Co. Ltd.	143,400	13,586,585
Fuji Electric Holdings Co. Ltd.	1,434,000	8,287,566
Fuji Photo Film Co. Ltd.	1,290,600	43,735,744
Fuji Television Network Inc.	983	2,435,981
Fujikura Ltd.	1,434,000	16,537,461
Fujitsu Ltd.	5,019,000	41,707,802
Furukawa Electric Co. Ltd.	1,434,000	11,414,238
Goodwill Group Inc. (The)	4,302	3,729,405
Gunma Bank Ltd.	1,434,000	11,037,531
Heavy Industries Co. Ltd.	3,585,000	12,745,271
Hikari Tsushin Inc.	71,700	4,420,035

Hino Motors Ltd.	717,000	4,357,251
Hirose Electric Co. Ltd.	71,700	10,491,305
Hitachi Cable Ltd.	717,000	3,898,923
Hitachi Ltd.	7,889,000	58,511,235
Honda Motor Co. Ltd.	1,864,200	132,061,104
Hoya Corp.	1,061,200	42,838,283
Ibiden Co. Ltd.	286,800	13,586,585
Index Corp.	2,868	3,842,417
INPEX Holdings Inc.(2)	2,411	21,956,567
Isetan Co. Ltd.	788,700	16,126,222
Ito En Ltd.	143,400	5,261,348
Itochu Corp.	3,585,000	32,459,632
Itochu Techno-Science Corp.	71,700	2,925,762
JAFCO Co. Ltd.	71,700	4,759,072
Japan Airlines System Corp.(1)(2)	1,434,000	3,792,189
Japan Tobacco Inc.	10,755	43,133,012
JFE Holdings Inc.	1,434,875	55,535,442
JGC Corp.	717,000	12,525,525
Joyo Bank Ltd.	2,151,000	14,390,228
JS Group Corp.	717,480	15,926,548
JSR Corp.	459,100	14,110,692
Kajima Corp.	2,151,000	12,129,982
Kamigumi Co. Ltd.	717,000	5,700,841
Kaneka Corp.	717,000	8,061,541
Kansai Electric Power Co. Inc.	1,792,500	41,830,232
Kao Corp.	1,434,000	38,424,168
Kawasaki Heavy Industries Ltd.	3,585,000	12,965,018
Kawasaki Kisen Kaisha Ltd.(1)	2,151,000	13,486,130
KDDI Corp.	6,453	39,667,303
Keihin Electric Express Railway Co. Ltd.(1)	717,000	5,864,081
Keio Corp.	1,434,000	10,032,977
Keyence Corp.	78,481	20,534,258
Kikkoman Corp.	717,000	8,438,249
Kinden Corp.	717,000	6,736,786
Kintetsu Corp.	4,302,000	16,047,741
Kirin Brewery Co. Ltd.	2,151,000	31,794,115
Kobe Steel Ltd.	7,170,000	24,297,636
Kokuhoku Financial Group Inc.	2,868,000	11,652,820
Komatsu Ltd.	2,151,000	45,864,142
Konami Co. Ltd.	215,100	5,490,512
Konica Minolta Holdings Inc.(2)	1,434,000	18,835,376
Kubota Corp.	2,868,000	32,321,506
Kuraray Co. Ltd.	1,075,500	13,231,852
Kyocera Corp.	430,200	40,044,011
Kyowa Hakko Kogyo Co. Ltd.	1,434,000	9,970,193
Kyushu Electric Power Co. Inc.	1,003,800	23,380,981
Lawson Inc.	215,100	8,136,883
Leopalace21 Corp.	358,500	13,938,179
Marubeni Corp.	3,585,000	20,593,345
Marui Co. Ltd.	788,700	15,193,871
Matsushita Electric Industrial Co. Ltd.	5,019,868	120,881,235
Meiji Dairies Corp.	1,434,000	9,078,651
Meiji Seika Kaisha Ltd.	1,434,000	7,433,695
Meitec Corp.	143,400	4,872,084
Millea Holdings Inc.	3,585	71,260,508
Minebea Co. Ltd.	1,434,000	9,254,448
Mitsubishi Chemical Holdings Corp.	2,785,000	17,558,669
Mitsubishi Corp.	3,083,100	74,377,763
Mitsubishi Electric Corp.	5,736,000	49,775,622
Mitsubishi Estate Co. Ltd.	2,868,000	62,533,450
Mitsubishi Gas Chemical Co. Inc.	717,000	9,499,308

Mitsubishi Heavy Industries Ltd.	7,887,000	38,951,559
Mitsubishi Materials Corp.(1)	2,868,000	15,445,009
Mitsubishi Rayon Co.	1,434,000	13,172,207
Mitsubishi UFJ Financial Group	20,793	325,914,799
Mitsui & Co. Ltd.	3,585,000	54,026,139
Mitsui Chemicals Inc.	1,434,000	10,346,900
Mitsui Engineering & Shipbuilding Co. Ltd.	2,151,000	6,856,077
Mitsui Fudosan Co. Ltd.	2,151,000	48,030,210
Mitsui Mining & Smelting Co.	2,151,000	14,917,618
Mitsui O.S.K. Lines Ltd.	3,585,000	25,584,720
Mitsui Sumitomo Insurance Co. Ltd.	2,868,160	38,551,888
Mitsui Trust Holdings Inc.	1,434,000	19,752,031
Mitsukoshi Ltd. (1)	1,434,000	8,312,680
Mizuho Financial Group Inc.	23,661	201,180,657
Murata Manufacturing Co. Ltd.	573,600	41,638,739
Namco Bandai Holdings Inc.	582,700	8,373,124
NEC Corp.	5,019,000	35,027,522
NEC Electronics Corp.(1)(2)	143,400	5,273,905
Net One Systems Co. Ltd.	1,434	3,139,229
NGK Insulators Ltd.	717,000	10,240,166
NGK Spark Plug Co. Ltd.	717,000	15,696,147
Nichirei Corp.	1,434,000	7,056,988
Nidec Corp.	267,000	20,527,671
Nikko Cordial Corp.	2,069,500	33,398,323
Nikon Corp.	717,000	14,063,748
Nintendo Co. Ltd.	286,800	42,693,520
Nippon Electric Glass Co. Ltd.	717,000	16,135,639
Nippon Express Co. Ltd.	2,151,000	11,320,061
Nippon Meat Packers Inc.	717,000	8,457,084
Nippon Mining Holdings Inc.	2,509,500	23,139,260
Nippon Oil Corp.	3,585,000	28,284,457
Nippon Paper Group Inc.	2,151	9,172,829
Nippon Sheet Glass Co. Ltd.	1,434,000	8,488,477
Nippon Steel Corp.	15,774,000	58,012,960
Nippon Telegraph & Telephone Corp.	12,906	57,636,252
Nippon Yusen Kabushiki Kaisha	3,585,000	21,911,821
Nishimatsu Construction Co. Ltd.(1)	1,434,000	5,977,093
Nishi-Nippon City Bank Ltd. (The)	1,434,000	7,257,898
Nissan Motor Co. Ltd.	5,736,000	75,190,823
Nisshin Seifun Group Inc.	774,200	8,264,009
Nisshin Steel Co. Ltd.	2,868,000	9,970,193
Nissin Food Products Co. Ltd.	215,100	6,837,242
Nitto Denko Corp.	430,400	35,992,294
NOK Corp.	286,800	8,689,387
Nomura Holdings Inc.	4,302,000	97,002,189
NSK Ltd.	1,434,000	12,933,625
NTN Corp.	1,434,000	11,803,503
NTT Data Corp.	2,868	13,234,991
NTT DoCoMo Inc.	41,586	61,905,604
Obayashi Corp.	2,151,000	16,405,613
Oji Paper Co. Ltd.	2,151,000	12,808,056
Oki Electric Industry Co. Ltd.	1,434,000	4,420,035
Okumura Corp.	717,000	3,967,986
Olympus Corp.	717,000	20,467,776
Omron Corp.	602,500	16,777,146
Oracle Corp. Japan	71,700	3,647,785
Oriental Land Co. Ltd.	143,400	8,588,932
ORIX Corp.	215,100	64,416,988
Osaka Gas Co. Ltd.	5,019,000	18,722,364
Pioneer Corp.	501,900	8,855,766
Promise Co. Ltd.	250,950	15,426,173

Rakuten Inc.	16,491	13,285,219
Resona Holdings Inc.	11,472	38,976,672
Ricoh Corp. Ltd.	1,434,000	28,378,634
Rohm Co. Ltd.	215,100	22,828,476
Sanden Corp.	1,434,000	6,542,154
Sankyo Co. Ltd. Gunma	143,400	10,145,990
Sanyo Electric Co. Ltd.	2,151,000	5,688,284
Sapporo Breweries Ltd.(1)	1,434,000	7,383,468
SBI Holdings Inc.	19,359	9,832,066
Secom Co. Ltd.	717,000	38,989,229
Sega Sammy Holdings Inc.	404,338	16,074,383
Seiko Epson Corp.	286,800	9,015,867
Seino Holdings Co. Ltd.	717,000	7,747,618
Sekisui Chemical Co. Ltd.	1,434,000	12,356,007
Sekisui House Ltd.	1,434,000	22,137,846
Seven & I Holdings Co. Ltd.	2,064,880	79,738,360
77 Bank Ltd. (The)	1,434,000	11,250,998
Sharp Corp.	2,151,000	37,651,917
Shimano Inc.	215,100	7,063,266
Shimizu Corp.	1,434,000	9,894,851
Shin-Etsu Chemical Co. Ltd.	860,400	49,574,711
Shinsei Bank Ltd.	2,868,000	20,015,727
Shionogi & Co. Ltd.	717,000	12,060,920
Shiseido Co. Ltd.	717,000	13,844,002
Shizuoka Bank Ltd.	1,434,000	15,105,972
Showa Denko K.K.	2,868,000	12,657,373
Showa Shell Sekiyu K.K.	788,700	9,751,702
Skylark Co.	358,500	6,529,597
SMC Corp.	143,400	21,723,468
Softbank Corp.	1,864,200	47,829,299
Sojitz Corp.(2)	932,100	5,933,771
Sompo Japan Insurance Inc.	2,151,000	31,078,371
Sony Corp.	2,509,500	125,694,746
Stanley Electric Co. Ltd.	459,100	10,653,371
Sumitomo Chemical Co. Ltd.	4,302,000	37,595,411
Sumitomo Corp.	2,868,000	42,844,203
Sumitomo Electric Industries Ltd.	1,935,900	30,648,925
Sumitomo Heavy Industries Ltd.	1,434,000	15,068,301
Sumitomo Metal Industries Ltd.	10,755,000	45,204,904
Sumitomo Metal Mining Co. Ltd.	1,434,000	20,781,699
Sumitomo Mitsui Financial Group Inc.	14,340	156,961,471
Sumitomo Osaka Cement Co. Ltd.	2,151,000	7,873,187
Sumitomo Realty & Development Co. Ltd.	717,000	18,960,946
Sumitomo Trust & Banking Co. Ltd. (The)	3,585,000	38,047,461
Suruga Bank Ltd. (The)	717,000	9,989,028
Suzuken Co. Ltd.	153,840	5,523,152
T&D Holdings Inc.	537,750	41,108,209
Taiheiyo Cement Corp.	2,151,000	10,434,799
Taisei Corp.	2,868,000	12,782,942
Taisho Pharmaceutical Co. Ltd.	717,000	14,566,025
Taiyo Nippon Sanso Corp.	717,000	5,644,334
Takara Holdings Inc.	717,000	4,420,035
Takashimaya Co. Ltd.	717,000	10,441,077
Takeda Pharmaceutical Co. Ltd.	2,079,300	126,724,413
Takefuji Corp.	293,970	19,048,844
TDK Corp.	286,800	23,933,486
Teijin Ltd.	2,151,000	14,710,429
Terumo Corp.	430,200	15,369,667
THK Co. Ltd.	286,800	9,342,347
Tobu Railway Co. Ltd.	2,151,000	10,623,152
Toda Corp.	1,434,000	6,278,459

Toho Co. Ltd.	573,600	11,075,201
Tohoku Electric Power Co. Inc.	1,147,200	26,369,527
Tokyo Broadcasting System	146,500	4,066,594
Tokyo Electric Power Co. Inc. (The)	2,868,000	73,457,969
Tokyo Electron Ltd.	430,200	30,890,018
Tokyo Gas Co. Ltd.	6,453,000	31,134,878
Tokyo Steel Manufacturing Co. Ltd.	358,500	7,581,239
Tokyo Tatemono Co. Ltd.	1,434,000	16,512,347
Tokyu Corp.	2,868,000	20,166,410
Tokyu Land Corp.	1,434,000	12,167,653
TonenGeneral Sekiyu K.K.	1,434,000	15,532,907
Toppan Printing Co. Ltd.	1,434,000	19,099,072
Toray Industries Inc.	2,868,000	26,796,463
Toshiba Corp.	7,170,000	45,518,827
Tosoh Corp.	1,434,000	7,006,760
TOTO Ltd.	1,434,000	14,879,947
Toyo Seikan Kaisha Ltd.	573,600	11,100,315
Toyobo Co. Ltd.	1,434,000	4,495,376
Toyoda Gosei Co. Ltd.	215,100	5,914,308
Toyota Industries Corp.	717,000	31,894,571
Toyota Motor Corp.	7,026,600	409,782,452
Trend Micro Inc.	358,500	13,844,002
Ube Industries Ltd.	2,151,000	7,157,443
Uni-Charm Corp.	143,400	8,199,667
Uny Co. Ltd.	719,000	12,812,303
USS Co. Ltd.	86,040	6,419,096
West Japan Railway Co.	5,019	22,238,301
Yahoo! Japan Corp.	37,284	21,678,263
Yamada Denki Co. Ltd.	215,100	23,374,702
Yamaha Corp.	458,900	8,458,708
Yamaha Motor Co. Ltd.	645,300	17,742,925
Yamato Holdings Co. Ltd.	1,434,000	28,504,203
Yaskawa Electric Corp.	717,000	8,796,121
Yokogawa Electric Corp.	717,000	11,326,340

		7,237,620,629
NETHERLANDS—3.52%
ABN AMRO Holding NV	4,357,209	130,023,947
Aegon NV	3,574,245	65,148,248
Akzo Nobel NV	658,515	37,858,308
ASML Holding NV(2)	1,259,242	26,648,230
Burhmann NV	302,673	5,859,998
Euronext NV	279,630	24,955,916
Getronics NV(1)	390,113	4,712,582
Hagemeyer NV(1)(2)	1,469,925	7,980,357
Heineken NV	619,302	25,049,132
ING Groep NV	4,677,708	190,084,788
Koninklijke Ahold NV(2)	3,960,708	32,678,643
Koninklijke DSM NV	370,380	16,870,418
Koninklijke KPN NV	4,927,288	57,783,989
Koninklijke Philips Electronics NV	3,294,064	113,485,207
QIAGEN NV(2)	488,277	7,263,836
Reed Elsevier NV	1,667,538	24,681,042
Royal Numico NV(1)	423,747	19,173,123
SBM Offshore NV	110,418	11,829,437
STMicroelectronics NV	1,491,360	27,371,080
TNT Post Group NV	1,004,517	36,112,799
Unilever NV CVA	1,366,802	98,566,875
Vedior NV	448,125	10,431,603
VNU NV	584,636	20,038,444
Wereldhave NV	120,252	12,527,018

Wolters Kluwer NV CVA	714,575	18,587,362

		1,025,722,382
NORWAY—0.71%
DNB NOR ASA	1,512,870	20,938,953
Frontline Ltd.	169,212	5,464,637
Norsk Hydro ASA	292,536	44,939,970
Orkla ASA	376,425	19,773,357
Petroleum Geo-Services ASA(2)	126,195	7,088,574
Schibsted ASA	272,460	7,983,045
Statoil ASA	1,255,467	41,256,139
Storebrand ASA	707,115	8,356,033
Tandberg ASA	569,624	5,786,144
Tandberg Television ASA(2)	412,275	8,275,532
Telenor ASA	2,059,224	23,833,997
Tomra Systems ASA	482,925	4,788,208
Yara International ASA	554,241	8,904,641

		207,389,230
PORTUGAL—0.40%
Banco Comercial Portugues SA Class R	6,219,010	18,957,738
Banco Espirito Santo SA	857,733	12,457,512
Banco Espirito Santo SA Bonus Rights(3)	857,733	2,076,252
Banco Espirito Santo SA Rights(2)(3)	857,733	1,258,716
Brisa-Auto Estradas de Portugal SA	1,917,825	20,147,674
Energias de Portugal SA	6,071,928	23,863,333
Portugal Telecom SGPS SA	2,048,279	26,033,357
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	307,462	3,749,011
Sonae Industria SGPS SA(2)	262,024	2,620,665
Sonae SGPS SA	3,865,280	6,573,015

		117,737,273
SINGAPORE—0.86%
Chartered Semiconductor Manufacturing Ltd.(2)	3,585,000	4,080,046
City Developments Ltd.	2,151,000	13,736,153
ComfortDelGro Corp. Ltd.	7,887,000	8,028,623
Creative Technology Ltd.	358,500	2,334,693
DBS Group Holdings Ltd.	2,868,000	32,277,694
Fraser & Neave Ltd.	1,434,030	20,037,976
Haw Par Corp. Ltd.	2,175,775	8,529,214
Keppel Corp. Ltd.	1,434,000	13,872,155
Oversea-Chinese Banking Corp.	7,171,200	30,832,170
Singapore Airlines Ltd.	1,434,000	12,874,810
Singapore Press Holdings Ltd.	5,736,750	15,524,336
Singapore Technologies Engineering Ltd.	5,736,000	11,315,326
Singapore Telecommunications Ltd.	14,340,720	24,844,191
STATS ChipPAC Ltd.(2)	6,453,000	5,508,061
United Overseas Bank Ltd.	3,585,000	36,947,079
United Overseas Land Ltd.	1,960,000	3,792,109
Venture Corp. Ltd.	717,000	6,120,068

		250,654,704
SPAIN—3.77%
Abertis Infraestructuras SA(1)	855,381	22,540,896
Acciona SA	103,248	17,733,182
Acerinox SA	679,716	11,413,203
Actividades de Construcciones y Servicios SA	711,981	29,515,230
Altadis SA	745,680	35,336,309
Antena 3 de Television SA	329,820	8,674,758
Banco Bilbao Vizcaya Argentaria SA	8,261,991	182,230,369
Banco Popular Espanol SA	2,337,420	35,243,643

Banco Santander Central Hispano SA	14,773,785	228,714,421
Cintra Concesiones de Infraestructuras de Transporte SA	545,637	7,388,600
Endesa SA	2,459,310	81,535,934
Gas Natural SDG SA	535,599	16,313,455
Grupo Ferrovial SA	196,458	16,097,814
Iberdrola SA	2,016,921	65,598,667
Iberia Lineas Aereas de Espana SA	3,357,711	9,389,580
Industria de Diseno Textil SA	562,845	22,864,854
Metrovacesa SA	202,911	18,517,991
Repsol YPF SA	2,556,822	76,266,196
Sogecable SA(1)(2)	134,079	5,071,845
Telefonica SA	11,266,938	180,243,460
Union Fenosa SA	606,582	23,419,083
Zeltia SA(1)	694,773	5,286,032

		1,099,395,522
SWEDEN—2.41%
ASSA Abloy AB Class B	862,715	16,645,033
Atlas Copco AB Class A	923,232	27,187,706
Atlas Copco AB Class B	645,300	17,561,442
Electrolux AB Class B	768,198	22,934,233
Eniro AB	517,833	5,661,542
Hennes & Mauritz AB Class B	1,219,617	46,153,829
Hoganas AB Class B	191,439	5,196,935
Holmen AB Class B	123,324	5,326,486
Lundin Petroleum AB(2)	637,413	8,759,704
Modern Times Group AB Class B(2)	143,400	7,843,917
Nordea AB	5,763,246	73,934,788
Oriflame Cosmetics SA	186,420	7,029,431
Sandvik AB	621,639	40,315,888
Scania AB Class B	307,862	14,276,414
Securitas AB Class B	780,813	16,227,734
Skandinaviska Enskilda Banken AB Class A	1,434,000	36,016,004
Skanska AB Class B	1,065,462	18,392,917
SKF AB	990,894	16,971,498
SSAB Svenskt Stal AB Series A	218,685	12,850,238
SSAB Svenskt Stal AB Series A Rights(3)	216,550	74,765
Svenska Cellulosa AB Class B	329,820	14,892,763
Svenska Handelsbanken AB Class A	1,454,076	41,638,966
Swedish Match AB	1,247,580	18,665,221
Tele2 AB Class B	944,289	11,922,195
Telefonaktiebolaget LM Ericsson Class B	36,880,329	130,827,347
TeliaSonera AB	4,676,274	28,934,675
Trelleborg AB Class B	496,881	11,033,129
Volvo AB Class A	273,894	13,461,443
Volvo AB Class B	618,771	30,998,032

		701,734,275
SWITZERLAND—6.85%
ABB Ltd.	4,945,575	70,381,248
Adecco SA	338,544	20,931,886
Ciba Specialty Chemicals AG	302,910	18,533,830
Clariant AG Registered(2)	652,197	10,120,524
Compagnie Financiere Richemont AG	1,259,769	65,077,514
Credit Suisse Group	3,031,476	189,870,939
Geberit AG Registered	14,658	17,053,368
Givaudan SA Registered	30,248	25,317,120
Holcim Ltd.(2)	501,900	41,967,920
Kudelski SA Bearer	109,791	2,864,497
Kuoni Reisen Holding AG(2)	12,906	6,900,494
Logitech International SA(2)	267,094	11,059,571

Lonza Group AG Registered	151,785	10,739,361
Micronas Semiconductor Holdings AG(2)	109,745	2,770,648
Nestle SA	965,082	293,501,320
Nobel Biocare Holding AG	64,860	15,983,590
Novartis AG	5,686,940	325,327,261
Roche Holding AG Genusschein	1,707,894	261,865,637
Serono SA	16,678	10,915,290
Societe Generale de Surveillance Holding SA	11,307	11,154,725
Sulzer AG Registered	11,090	9,326,746
Swatch Group AG (The) Class B	101,248	18,104,567
Swatch Group AG (The) Registered	283,252	10,362,184
Swiss Reinsurance Co.	836,739	60,884,325
Swiss Reinsurance Co. Rights(3)	836,739	67
Swisscom AG	59,764	19,881,290
Syngenta AG(2)	283,380	39,416,877
Synthes Inc.	149,853	18,554,663
UBS AG Registered	2,555,388	302,023,747
Unaxis Holding AG Class R(2)	33,699	11,203,647
Valora Holding AG	17,798	4,246,478
Zurich Financial Services AG(2)	359,934	87,324,691

		1,993,666,025
UNITED KINGDOM—23.55%
Acergy SA(2)	432,351	7,033,796
Aegis Group PLC	3,283,190	8,145,897
Aggreko PLC	977,271	5,448,913
AMEC PLC	937,836	6,707,828
AMVESCAP PLC	2,108,697	22,978,074
Anglo American PLC	3,534,810	150,024,857
ARM Holdings PLC	4,170,072	10,308,435
Associated British Ports Holdings PLC	818,097	10,870,072
AstraZeneca PLC	3,965,010	218,372,113
Aviva PLC	5,892,306	85,788,301
BAA PLC	2,624,937	40,436,062
BAE Systems PLC	8,077,722	61,299,318
Balfour Beatty PLC	1,320,714	8,618,139
Barclays PLC(4)	15,968,307	198,819,834
Barratt Developments PLC	665,376	11,997,453
BBA Group PLC	1,344,375	6,414,459
Berkeley Group Holdings PLC(2)	386,463	8,085,251
BG Group PLC	8,873,592	118,871,353
BHP Billiton PLC	6,083,745	124,846,165
BOC Group PLC	1,187,628	33,632,422
BP PLC	50,840,319	625,153,013
Brambles Industries PLC	1,996,128	16,454,168
British Airways PLC(2)	1,518,606	9,281,489
British American Tobacco PLC	3,852,441	98,173,499
British Land Co. PLC	1,526,643	34,852,777
British Sky Broadcasting Group PLC	3,111,063	29,716,098
BT Group PLC	21,041,082	83,852,870
Bunzl PLC	986,332	12,451,040
Burberry Group PLC	1,019,574	8,737,973
Cable & Wireless PLC	6,223,560	11,877,866
Cadbury Schweppes PLC	5,123,682	50,663,050
Capita Group PLC	1,684,950	14,264,290
Carnival PLC	443,106	21,891,088
Cattles PLC	941,421	6,459,681
Centrica PLC	9,336,057	50,696,931
Close Brothers Group PLC	542,052	10,566,922
Cobham PLC	3,997,992	13,462,025
Compass Group PLC	5,730,981	24,636,010

Cookson Group PLC(2)	644,583	6,221,336
Corus Group PLC(2)	11,357,280	17,443,808
Daily Mail and General Trust PLC Class A	914,175	11,332,454
De La Rue PLC	498,036	4,915,535
Diageo PLC	7,369,326	121,223,442
DSG International PLC	4,970,961	16,602,671
Electrocomponents PLC	1,076,217	5,237,688
EMAP PLC	678,282	10,837,009
EMI Group PLC	2,025,525	10,382,381
Enterprise Inns PLC	1,048,254	17,776,998
First Choice Holidays PLC	1,914,390	7,742,312
FKI PLC	2,150,283	4,582,672
Friends Provident PLC	5,176,023	18,510,630
Gallaher Group PLC	1,775,292	28,105,946
George Wimpey PLC	1,188,786	11,311,772
GKN PLC	2,142,396	12,208,085
GlaxoSmithKline PLC	14,405,247	407,418,329
Great Portland Estates PLC	1,223,202	10,105,140
GUS PLC	2,167,972	40,509,515
Hammerson PLC	960,780	20,327,651
Hanson PLC	1,979,637	26,357,454
Hays PLC	4,390,467	13,486,762
HBOS PLC	9,594,177	167,848,987
HSBC Holdings PLC	27,575,103	474,904,870
IMI PLC	1,170,861	11,971,212
Imperial Chemical Industries PLC	3,056,571	19,861,900
Imperial Tobacco Group PLC	1,826,199	56,562,416
Inchcape PLC(2)	294,687	14,622,913
Intercontinental Hotels Group PLC	1,350,501	23,737,318
International Power PLC(2)	3,772,137	20,415,005
Invensys PLC(2)	12,010,467	5,184,821
ITV PLC	10,406,538	21,752,761
J Sainsbury PLC	3,721,385	22,609,257
Johnson Matthey PLC	609,450	16,317,405
Kesa Electricals PLC	1,480,626	8,531,294
Kingfisher PLC	6,093,066	24,946,576
Land Securities Group PLC	1,270,524	42,815,682
Legal & General Group PLC	16,425,036	41,349,129
Lloyds TSB Group PLC	14,011,614	135,872,901
LogicaCMG PLC	3,183,864	10,358,999
London Stock Exchange PLC	985,158	22,150,618
Man Group PLC	800,172	36,753,513
Marks & Spencer Group PLC	4,320,642	45,981,744
Meggitt PLC	1,388,829	8,494,623
Misys PLC	1,365,168	5,161,307
Mitchells & Butlers PLC	2,298,702	20,567,365
National Express Group PLC	439,521	7,154,108
National Grid PLC	6,651,215	69,575,538
Next PLC	681,867	19,979,056
Old Mutual PLC	13,173,441	46,033,696
Pearson PLC	2,037,714	28,149,267
Persimmon PLC	742,095	17,670,184
Provident Financial PLC	820,965	9,281,652
Prudential Corp. PLC	5,788,786	67,708,985
Punch Taverns PLC	780,813	12,432,584
Rank Group PLC	2,846,490	11,796,543
Reckitt Benckiser PLC	1,461,963	53,120,168
Reed International PLC	3,264,561	32,339,370
Rentokil Initial PLC	4,297,368	12,478,250
Reuters Group PLC	3,557,754	25,155,663
Rexam PLC	1,294,185	12,820,446

Rio Tinto PLC	2,589,087	141,934,588
Rolls-Royce Group PLC(2)	4,024,521	34,856,788
Rolls-Royce Group PLC Class B(2)(3)	202,930,156	147,542
Royal & Sun Alliance Insurance Group PLC	7,962,285	19,972,253
Royal Bank of Scotland Group PLC	7,909,944	257,501,199
Royal Dutch Shell PLC Class A	9,642,216	328,791,023
Royal Dutch Shell PLC Class B	6,698,931	238,777,477
SABMiller PLC	2,150,283	45,220,904
Sage Group PLC	3,195,669	14,521,520
Scottish & Newcastle PLC	2,287,230	21,077,935
Scottish & Southern Energy PLC	2,082,168	42,577,342
Scottish Power PLC(2)	4,487,703	45,720,396
Serco Group PLC	1,310,676	8,004,697
Severn Trent PLC	887,181	18,657,603
Signet Group PLC	5,234,817	10,085,969
Slough Estates PLC	1,628,307	18,113,316
Smith & Nephew PLC	2,388,327	19,687,082
Smiths Group PLC	1,446,189	26,799,244
Stagecoach Group PLC	2,662,221	5,250,300
Tate & Lyle PLC	1,273,392	12,845,925
Taylor Woodrow PLC	1,738,725	12,104,307
telent PLC(2)	228,723	2,091,164
Tesco PLC	19,457,307	112,996,204
3i Group PLC	1,499,532	24,312,569
Tomkins PLC	2,179,680	13,420,921
Trinity Mirror PLC	882,627	8,807,645
Unilever PLC	6,925,503	73,325,919
United Business Media PLC	823,548	10,710,477
United Utilities PLC	2,183,265	26,628,042
Vodafone Group PLC	154,471,914	363,604,757
Whitbread PLC	921,345	18,756,447
William Hill PLC	1,646,232	18,985,976
Wolseley PLC	1,586,244	39,586,836
WPP Group PLC	2,864,415	35,248,032
Yell Group PLC	1,859,181	17,369,809

		6,857,489,456

TOTAL COMMON STOCKS
(Cost: $21,836,816,179)		28,888,624,128

Security	Shares	Value
PREFERRED STOCKS—0.26%

GERMANY—0.21%
Henkel KGaA	187,854	22,555,600
Porsche AG(1)	22,227	22,132,609
Volkswagen AG	299,706	16,611,085

		61,299,294
ITALY—0.05%
Banca Intesa SpA	2,502,514	13,885,845

		13,885,845

TOTAL PREFERRED STOCKS
(Cost: $51,291,486)		75,185,139

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.36%

CERTIFICATES OF DEPOSIT(5)—0.01%
Credit Suisse New York
5.28%, 04/23/07	$115,839	115,839
Toronto-Dominion Bank
3.94%, 07/10/06	579,195	579,195
Washington Mutual Bank
4.79%, 05/10/06	579,195	579,195
Wells Fargo Bank N.A.
4.78%, 12/05/06	926,712	926,712

		2,200,941
COMMERCIAL PAPER(5)—0.09%
Amstel Funding Corp.
4.40%, 05/08/06	579,195	578,703
Amsterdam Funding Corp.
4.82%, 05/08/06	868,792	867,978
Atlantis One Funding Corp.
4.98%, 06/29/06	289,597	287,234
Barton Capital Corp.
4.73%-4.96%, 05/10/06-06/27/06	752,953	750,131
Bryant Park Funding LLC
4.78%, 05/03/06	463,356	463,233
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	868,792	862,199
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	1,158,390	1,157,313
CC USA Inc.
5.03%, 10/24/06	231,678	225,981
Charta LLC
4.96%, 06/21/06-06/23/06	984,631	977,520
Chesham Finance LLC
4.73%-4.80%, 05/02/06-05/10/06	3,648,927	3,645,372
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	1,042,551	1,034,835
Ebury Finance Ltd.
4.79%, 05/10/06	289,597	289,251
Edison Asset Securitization LLC
4.37%, 05/08/06	579,195	578,703
Gemini Securitization Corp.
4.96%, 06/28/06	347,517	344,740
General Electric Capital Corp.
4.96%, 06/29/06	752,953	746,839
Grampian Funding LLC
4.41%-5.11%, 05/15/06-10/24/06	973,047	962,452
Jupiter Securitization Corp.
4.97%, 06/19/06	463,356	460,221
Liberty Street Funding Corp.
4.78%, 05/10/06	1,146,806	1,145,435
Park Granada LLC
4.75%-4.96%, 05/05/06-06/19/06	1,514,953	1,510,610
Park Sienna LLC
4.96%, 06/20/06	289,597	287,602
Societe Generale
4.78%-4.80%, 05/10/06	2,076,367	2,073,877
Solitaire Funding Ltd.
4.75%, 05/10/06	347,517	347,104
Sydney Capital Corp.
4.80%, 05/09/06	349,602	349,229

Three Pillars Funding Corp.
4.78%-4.83%, 05/01/06-05/08/06	2,895,974	2,894,897
Thunder Bay Funding Inc.
4.97%, 06/15/06	349,857	347,683
Tulip Funding Corp.
4.98%, 05/30/06	579,195	576,871
Variable Funding Capital Corp.
4.78%-4.95%, 05/09/06-06/29/06	1,333,318	1,326,184

		25,092,197
MEDIUM-TERM NOTES(5)—0.01%
Bank of America N.A.
5.28%, 04/20/07	289,597	289,597
Dorada Finance Inc.
3.93%, 07/07/06	359,101	359,094
K2 USA LLC
3.94%, 07/07/06	695,034	695,027
Marshall & Ilsley Bank
5.18%, 12/15/06	1,158,390	1,160,880
Sigma Finance Inc.
5.13%, 03/30/07	405,436	405,436
Toronto-Dominion Bank
3.81%, 06/20/06	1,447,987	1,448,006
US Bank N.A.
2.85%, 11/15/06	231,678	229,365

		4,587,405
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80% (4)(6)	11,657,057	11,657,057

		11,657,057
REPURCHASE AGREEMENTS(5)—0.03%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $1,738,299 (collateralized by non-U.S. Government debt securities, value $1,912,886, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$1,737,584	1,737,584
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $2,897,164 (collateralized by non-U.S. Government debt securities, value $3,035,129, 4.25% to 7.63%, 8/15/08 to 10/25/35).	2,895,974	2,895,974
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $1,738,275 (collateralized by U.S. Government obligations, value $1,773,715, 4.50% to 5.00%, 4/1/20 to 7/1/35).	1,737,584	1,737,584
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $1,448,594 (collateralized by non-U.S. Government debt securities, value $1,521,569, 0.00% to 10.00%, 2/1/09 to 1/1/10).	1,447,987	1,447,987
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $1,158,866 (collateralized by non-U.S. Government debt securities, value $1,219,268, 5.15% to 7.03%, 6/15/06 to 4/28/17).	1,158,390	1,158,390

		8,977,519

TIME DEPOSITS (5)—0.03%
Branch Banking & Trust
4.80%, 05/01/06	579,195	579,195
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	2,895,974	2,895,974
SunTrust Bank
4.88%, 05/01/06	3,272,700	3,272,700
Wachovia Bank N.A.
4.80%, 05/01/06	2,027,182	2,027,182

		8,775,051
VARIABLE & FLOATING RATE NOTES(5)—0.15%
Allstate Life Global Funding II
4.82%-4.98%, 04/05/07-05/16/07(7)	2,965,477	2,965,939
American Express Bank
4.87%, 07/19/06	289,597	289,597
American Express Centurion Bank
4.78%, 06/29/06	463,356	463,356
American Express Credit Corp.
4.93%, 03/05/07	347,517	347,756
ASIF Global Financing
4.95%, 05/30/06(7)	2,200,940	2,201,222
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07(7)	752,953	752,953
Beta Finance Inc.
4.91%, 05/25/06(7)	810,873	810,867
BMW US Capital LLC
4.90%, 05/16/07(7)	1,158,390	1,158,390
BNP Paribas
4.89%, 05/18/07(7)	2,143,021	2,143,021
Carlyle Loan Investment Ltd.
4.95%, 04/13/07-05/15/07(7)	208,510	208,510
CC USA Inc.
4.91%, 05/25/06(7)	637,114	637,110
Commodore CDO Ltd.
4.97%, 12/12/06(7)	289,597	289,597
Cullinan Finance Corp.
5.36%, 04/25/07(7)	289,597	289,597
DEPFA Bank PLC
4.92%, 03/15/07	1,158,390	1,158,390
Eli Lilly Services Inc.
4.80%, 03/30/07(7)	1,158,390	1,158,390
Fifth Third Bancorp.
4.93%, 01/23/07(7)	2,316,779	2,316,779
General Electric Capital Corp.
4.95%, 04/09/07	521,275	521,622
Hartford Life Global Funding Trusts
4.92%, 02/15/07	1,158,390	1,158,390
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	1,158,390	1,158,390
K2 USA LLC
5.20%, 04/02/07(7)	405,436	405,436
Leafs LLC
4.92%, 01/22/07-02/20/07(7)	1,212,151	1,212,151
Marshall & Ilsley Bank
4.88%, 05/15/07	637,114	637,114
Metropolitan Life Global Funding I
4.85%, 05/04/07(7)	1,737,584	1,737,584
Natexis Banques Populaires
4.88%, 05/15/07(7)	868,792	868,792

Nationwide Building Society
4.87%-5.03%, 04/05/07-04/27/07(7)	3,127,652	3,127,759
Newcastle Ltd.
4.97%, 04/24/07(7)	408,332	408,214
Northern Rock PLC
4.87%, 05/03/07(7)	1,390,067	1,390,108
Permanent Financing PLC
4.81%, 06/12/06(7)	1,007,799	1,007,799
Pfizer Investment Capital PLC
4.86%, 02/15/07(7)	1,158,390	1,158,390
Principal Life Income Funding Trusts
4.70%, 05/10/06	868,792	868,793
Sedna Finance Inc.
4.89%, 09/20/06(7)	347,517	347,517
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07(7)	1,158,390	1,158,390
Strips III LLC
5.00%, 07/24/06(7)	284,869	284,869
UniCredito Italiano SpA
4.84%, 06/14/06	1,505,906	1,505,842
Union Hamilton Special Funding LLC
4.97%, 09/28/06	1,158,390	1,158,390
US Bank N.A.
4.93%, 09/29/06	521,275	521,219
Wachovia Asset Securitization Inc.
4.81%-4.95%, 05/24/06	2,011,100	2,011,100
Wells Fargo & Co.
4.89%, 03/15/07	579,195	579,232
WhistleJacket Capital Ltd.
4.86%-4.96%, 06/22/06-04/18/07	1,042,551	1,042,445
White Pine Finance LLC
4.88%-5.12%, 05/22/06-10/27/06	1,203,567	1,197,967
Wind Master Trust
4.96%, 08/25/06-09/25/06	391,234	391,234

		43,050,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $104,340,391)		104,340,391

TOTAL INVESTMENTS IN SECURITIES—99.83%
(Cost: $21,992,448,056)		29,068,149,658
Other Assets, Less Liabilities—0.17%		48,306,291

NET ASSETS—100.00%		$29,116,455,949

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	Affiliated issuer. See Note 2.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.39%

AUSTRALIA—5.49%
Alumina Ltd.	49,518	$269,014
AMP Ltd.	37,044	253,245
Aristocrat Leisure Ltd.	13,059	145,952
Australian Gas & Light Co. Ltd.	23,004	338,613
Australian Stock Exchange Ltd.	4,653	115,976
AXA Asia Pacific Holdings Ltd.	28,935	138,313
Babcock & Brown Ltd.	6,813	94,599
BHP Billiton Ltd.	143,379	3,187,512
Billabong International Ltd.	6,147	71,919
Brambles Industries Ltd.	40,599	343,778
Caltex Australia Ltd.	6,318	96,595
Challenger Financial Services Group Ltd.	22,626	60,945
Coca-Cola Amatil Ltd.	22,689	125,327
Cochlear Ltd.	2,457	98,432
Coles Myer Ltd.	44,703	363,266
Computershare Ltd.	17,343	103,693
CSL Ltd.	6,696	293,150
CSR Ltd.	51,165	157,227
DCA Group Ltd.	21,744	61,869
Foster’s Group Ltd.	84,681	377,800
Harvey Normand Holdings Ltd.	31,428	90,376
James Hardie Industries NV	19,926	142,873
Lend Lease Corp. Ltd.	17,316	187,487
Macquarie Bank Ltd.	8,802	476,846
Macquarie Communications Infrastructure Group	13,446	56,112
Newcrest Mining Ltd.	13,815	238,993
Orica Ltd.	13,644	252,184
Origin Energy Ltd.	35,118	187,853
Patrick Corp. Ltd.	31,041	200,666
Perpetual Ltd.	1,890	100,239
Publishing & Broadcasting Ltd.	5,562	78,369
QBE Insurance Group Ltd.	30,222	513,195
Rinker Group Ltd.	35,496	570,971
Rio Tinto Ltd.	11,430	682,093
Sonic Healthcare Ltd.	10,710	121,731
TABCORP Holdings Ltd.	23,400	271,648
Toll Holdings Ltd.	11,151	118,282
UNiTAB Ltd.	6,255	69,624
Wesfarmers Ltd.	15,354	421,725
Woodside Petroleum Ltd.	17,001	603,697
Woolworths Ltd.	42,516	601,953

		12,684,142
AUSTRIA—0.60%
Erste Bank der Oesterreichischen Sparkassen AG	7,434	450,420

Immofinanz Immobilien Anlagen AG(1)	24,624	269,233
Immofinanz Immobilien Anlagen AG Rights(1)(2)	24,624	3
Oesterreichische Elektrizitaetswirtschafts AG Class A	378	179,393
Raiffeisen International Bank Holding AG(1)	1,512	131,588
Telekom Austria AG	14,481	354,787

		1,385,424
BELGIUM—1.06%
AGFA Gevaert NV	4,509	91,274
Colruyt NV	801	122,995
Delhaize-Le Lion SA	2,808	201,968
InBev NV	7,164	360,785
KBC Groupe SA	7,389	855,830
Mobistar SA	1,233	98,858
Omega Pharma SA	810	56,475
Solvay SA	2,592	302,667
UCB SA	3,762	193,438
Umicore Mines SA	1,062	169,091

		2,453,381
DENMARK—0.78%
Bang & Olufsen A/S Class B	720	90,334
Coloplast A/S Class B	1,233	99,522
De Sammensluttede Vognmaend A/S	981	160,351
GN Store Nord A/S	9,855	140,202
Lundbeck (H.) A/S	2,691	60,663
Novo Nordisk A/S Class B	9,711	629,685
Novozymes A/S Class B	2,412	187,965
Topdanmark A/S(1)	936	122,491
Vestas Wind Systems A/S(1)	7,506	203,428
William Demant Holding A/S(1)	1,386	98,765

		1,793,406
FINLAND—1.49%
Amer Group Ltd.	5,670	116,132
Elisa OYJ Class A	6,759	138,608
Kone OYJ	4,140	192,901
Nokia OYJ	106,767	2,427,527
Nokian Renkaat OYJ	4,743	81,015
Orion-Yhtyma OYJ Class B	3,690	87,431
TietoEnator OYJ	3,875	121,492
Uponor OYJ	3,600	110,240
YIT OYJ	5,778	162,742

		3,438,088
FRANCE—8.90%
Accor SA	7,814	491,063
Alcatel SA(1)	32,850	472,968
Alstom(1)	2,178	196,985
Atos Origin SA(1)	3,042	227,804
Bouygues SA	6,903	376,075
Business Objects SA(1)	2,925	94,838
Cap Gemini SA(1)	5,184	277,004
Carrefour SA	8,640	500,418
Dassault Systemes SA	2,412	130,646
Essilor International SA	4,068	407,378
European Aeronautic Defence and Space Co.	9,801	386,178
France Telecom SA	43,797	1,021,176
Gaz de France(1)	3,132	112,360
Groupe Danone	9,684	1,206,427
Hermes International	954	244,427

Imerys SA	1,305	111,946
Lagardere S.C.A.	2,358	194,552
L’Air Liquide SA	4,230	913,807
L’Oreal SA	12,294	1,138,231
LVMH Moet Hennessy Louis Vuitton SA	9,810	1,031,206
Neopost SA	1,341	151,436
Pernod-Ricard SA	2,907	562,819
Publicis Groupe	5,796	240,566
Safran SA	7,074	181,334
Sanofi-Aventis	41,301	3,888,854
Societe des Autoroutes Paris-Rhin-Rhone	1,113	87,695
Societe Television Francaise	3,168	104,952
Sodexho Alliance SA	4,041	194,193
Technip-Coflexip SA	3,897	245,688
Thales/Ex Thomson CSF	3,204	137,463
Thomson SA	9,675	199,869
Total SA	7,794	2,152,042
Union du Credit Bail Immobilier	1,791	311,558
Veolia Environment	13,464	803,222
Vivendi Universal SA	45,549	1,660,456
Zodiac SA	1,539	99,450

		20,557,086
GERMANY—7.07%
Adidas-Salomon AG	2,106	443,950
Allianz AG	15,327	2,561,993
Altana AG	2,997	192,043
BASF AG	13,833	1,184,185
Bayer AG	26,514	1,222,714
Beiersdorf AG	774	116,948
Celesio AG	1,683	158,151
Continental AG	5,256	624,797
Deutsche Boerse AG	4,068	587,394
Deutsche Post AG	14,139	376,329
Fresenius Medical Care AG & Co. KGaA	2,547	305,144
Hochtief AG	2,583	176,349
Hypo Real Estate Holding AG	5,328	371,947
Infineon Technologies AG(1)	26,685	325,717
IVG Immobilien AG	3,222	92,333
KarstadtQuelle AG(1)	2,025	60,785
Linde AG	3,348	299,260
MAN AG	5,886	445,525
Merck KGaA(1)	1,989	210,457
Metro AG	5,922	334,938
Premiere AG(1)	3,546	58,067
Puma AG	585	235,445
RWE AG	16,380	1,417,904
SAP AG	8,694	1,896,782
Schering AG	6,714	719,885
Siemens AG	16,281	1,538,127
Volkswagen AG	3,375	260,223
Wincor Nixdorf AG	783	112,439

		16,329,831
GREECE—0.57%
Coca Cola Bottling Co. SA ADR	6,840	225,378
Hellenic Telecommunications Organization SA ADR(1)	27,450	311,558
National Bank of Greece SA ADR	79,102	790,229

		1,327,165

HONG KONG—1.62%
Cheung Kong (Holdings) Ltd.	63,000	709,737
Esprit Holdings Ltd.	40,500	323,325
Giordano International Ltd.	126,000	74,346
Hong Kong & China Gas Co. Ltd.	144,000	343,580
Hong Kong Exchanges & Clearing Ltd.	36,000	258,846
Hutchison Telecommunications International Ltd.(1)	63,000	110,909
Hutchison Whampoa Ltd.	54,000	529,996
Johnson Electric Holdings Ltd.	76,500	64,624
Li & Fung Ltd.	72,000	170,861
PCCW Ltd.	171,000	113,579
Shangri-La Asia Ltd.	54,000	95,761
Sino Land Co. Ltd.	72,000	119,789
Sun Hung Kai Properties Ltd.	54,000	617,051
Techtronic Industries Co.	54,000	90,538
Television Broadcasts Ltd.	18,000	112,476

		3,735,418
IRELAND—0.99%
Bank of Ireland	14,391	269,376
C&C Group PLC	13,482	104,443
CRH PLC	21,546	791,143
DCC PLC	4,869	118,065
DEPFA Bank PLC	14,814	277,668
Elan Corp. PLC(1)	17,046	250,149
Grafton Group PLC(1)	10,242	141,786
IAWS Group PLC	5,463	98,611
Kerry Group PLC Class A	5,661	141,191
Kingspan Group PLC	5,508	90,890

		2,283,322
ITALY—3.56%
Alleanza Assicurazioni SpA	19,062	231,470
Arnoldo Mondadori Editore SpA	6,201	62,450
Assicurazioni Generali SpA	37,944	1,420,024
Autogrill SpA	6,345	103,183
Autostrade SpA	11,214	343,537
Banca Intesa SpA	153,162	906,773
Banca Monte dei Paschi di Siena SpA	46,251	273,531
Banca Nazionale del Lavoro SpA(1)	42,615	156,746
Banca Popolare di Milano Scrl	17,082	215,604
Banche Popolari Unite Scrl	9,990	252,181
Banco Popolare di Verona e Novara Scrl	6,525	183,371
Bulgari SpA	7,290	90,359
Capitalia SpA	65,754	569,850
Enel SpA	59,877	516,655
Finmeccanica SpA	12,024	287,926
Lottomatica SpA	1,305	60,066
Luxottica Group SpA	5,859	174,027
Mediaset SpA	29,853	377,171
Mediobanca SpA	13,356	288,866
Mediolanum SpA(3)	12,366	97,667
Sanpaolo IMI SpA	44,028	825,797
Seat Pagine Gaille SpA(1)	136,143	64,824
Telecom Italia SpA	208,557	583,214
Terna SpA	51,453	141,130

		8,226,422
JAPAN—25.50%
Advantest Corp.	2,700	310,193
AEON Co. Ltd.	27,000	670,271
AEON Credit Service Co. Ltd.	2,700	74,475

Aisin Seiki Co. Ltd.	5,400	202,382
All Nippon Airways Co. Ltd.	27,000	100,482
Asahi Glass Co. Ltd.	36,000	506,900
Asahi Kasei Corp.	18,000	132,715
Astellas Pharma Inc.	14,400	598,949
Bank of Fukuoka Ltd.	27,000	231,935
Bank of Yokohama Ltd.	54,000	422,259
Bridgestone Corp.	27,000	656,086
Canon Inc.	29,700	2,265,210
Casio Computer Co. Ltd.	9,900	185,517
Central Japan Railway Co.	63	645,447
Chiba Bank Ltd. (The)	27,000	243,757
Chiyoda Corp.	9,000	201,751
Chugai Pharmaceutical Co. Ltd.	10,800	233,117
Credit Saison Co. Ltd.	6,300	329,343
CSK Corp.	900	43,030
Daicel Chemical Industries Ltd.	18,000	154,151
Daikin Industries Ltd.	9,900	344,159
Daimaru Inc. (The)	9,000	130,666
Dainippon Ink & Chemical Inc.	27,000	108,047
Dainippon Screen Manufacturing Co. Ltd.	9,000	93,783
DENTSU Inc.	36	124,834
Dowa Mining Co. Ltd.	9,000	102,452
E*Trade Securities Co. Ltd.	45	81,961
Eisai Co. Ltd.	9,900	451,655
Elpida Memory Inc.(1)	1,800	82,277
FamilyMart Co. Ltd.	3,600	104,028
Fanuc Ltd.	7,200	679,019
Fast Retailing Co. Ltd.	2,700	255,814
Fuji Photo Film Co. Ltd.	9,000	304,991
Fujitsu Ltd.	72,000	598,319
Furukawa Electric Co. Ltd.	9,000	71,637
Goodwill Group Inc. (The)	81	70,219
Gunma Bank Ltd.	18,000	138,546
Hakuhodo DY Holdings Inc.	900	84,877
Heavy Industries Co. Ltd.	54,000	191,979
Hikari Tsushin Inc.	900	55,482
Hino Motors Ltd.	9,000	54,694
Hirose Electric Co. Ltd.	1,800	263,380
Hitachi Chemical Co. Ltd.	4,500	130,823
Hitachi Construction Machinery Co. Ltd.	4,500	122,548
Hoya Corp.	16,200	653,958
Ibiden Co. Ltd.	5,400	255,814
Index Corp.	36	48,231
INPEX Holdings Inc.(1)	29	265,919
Isetan Co. Ltd.	8,100	165,617
Ito En Ltd.	1,800	66,042
JAFCO Co. Ltd.	900	59,737
Japan Airlines System Corp.(1)	27,000	71,401
Japan Tobacco Inc.	180	721,891
JGC Corp.	9,000	157,224
Joyo Bank Ltd.	27,000	180,631
JSR Corp.	7,200	221,296
JTEKT Corp.	9,000	193,476
Kajima Corp.	36,000	203,012
Kaneka Corp.	9,000	101,191
Kao Corp.	9,000	241,156
Kawasaki Kisen Kaisha Ltd.	18,000	112,855
KDDI Corp.	99	608,564
Keihin Electric Express Railway Co. Ltd.	18,000	147,215
Keisei Electric Railway Co. Ltd.	9,000	61,550

Keyence Corp.	950	248,564
Kintetsu Corp.	63,000	235,009
Kobe Steel Ltd.	108,000	365,990
Kokuhoku Financial Group Inc.	45,000	182,837
Komatsu Ltd.	36,000	767,601
Konica Minolta Holdings Inc.(1)	22,500	295,534
Kuraray Co. Ltd.	9,000	110,727
Leopalace21 Corp.	5,400	209,947
Makita Corp.	6,300	186,462
Matsui Securities Co. Ltd.	5,400	72,016
Matsushita Electric Industrial Co. Ltd.	81,000	1,950,525
Mediceo Paltac Holdings Co. Ltd.	6,300	116,401
Meitec Corp.	1,800	61,156
Millea Holdings Inc.	36	715,587
Mitsubishi Chemical Holdings Corp.	45,000	283,713
Mitsubishi Estate Co. Ltd.	45,000	981,173
Mitsubishi Gas Chemical Co. Inc.	9,000	119,238
Mitsubishi Materials Corp.	36,000	193,870
Mitsubishi Rayon Co.	18,000	165,342
Mitsubishi UFJ Financial Group	333	5,219,527
Mitsui Chemicals Inc.	9,000	64,939
Mitsui Engineering & Shipbuilding Co. Ltd.	36,000	114,746
Mitsui Fudosan Co. Ltd.	29,500	658,713
Mitsui Mining & Smelting Co. Ltd.	27,000	187,250
Mitsui Sumitomo Insurance Co. Ltd.	45,000	604,860
Mitsui Trust Holdings Inc.	18,000	247,933
Mitsukoshi Ltd.	18,000	104,343
Mizuho Financial Group Inc.	135	1,147,855
Net One Systems Co. Ltd.	27	59,107
NHK Spring Co. Ltd.	9,000	104,028
Nidec Corp.	4,500	345,972
Nikon Corp.	9,000	176,532
Nippon Electric Glass Co. Ltd.	9,000	202,539
Nippon Steel Corp.	153,000	562,697
Nippon Yusen Kabushiki Kaisha	27,000	165,026
Nishi-Nippon City Bank Ltd. (The)	18,000	91,103
Nissan Chemical Industries Ltd.	9,000	152,102
Nisshin Steel Co. Ltd.	18,000	62,574
Nitori Co. Ltd.	1,800	97,093
Nitto Denko Corp.	6,300	526,839
NOK Corp.	4,500	136,340
NTT Data Corp.	54	249,194
Obayashi Corp.	27,000	205,928
Odakyu Electric Railway Co. Ltd.	27,000	169,282
Oki Electric Industry Co. Ltd.	27,000	83,222
Olympus Corp.	9,000	256,918
Omron Corp.	9,000	250,613
Oriental Land Co. Ltd.	2,700	161,716
ORIX Corp.	3,510	1,051,156
Rakuten Inc.	243	195,762
Resona Holdings Inc.	63	214,046
Ryohin Keikaku Co. Ltd.	900	80,543
Sanken Electric Co. Ltd.	9,000	135,552
Sanyo Electric Co. Ltd.	72,000	190,403
SBI Holdings Inc.	315	159,982
Secom Co. Ltd.	9,000	489,405
Sega Sammy Holdings Inc.	5,400	214,676
Seven & I Holdings Co. Ltd.	31,500	1,216,419
Sharp Corp.	36,000	630,158
Shimamura Co. Ltd.	900	110,648
Shimano Inc.	3,600	118,214

Shimizu Corp.	27,000	186,305
Shin-Etsu Chemical Co. Ltd.	15,300	881,559
Shinsei Bank Ltd.	36,000	251,243
Shiseido Co. Ltd.	18,000	347,548
Showa Denko K.K.	27,000	119,159
SMC Corp.	2,700	409,019
Softbank Corp.	28,800	738,914
Sojitz Corp.(1)	15,300	97,400
Sompo Japan Insurance Inc.	36,000	520,140
Sony Corp.	20,700	1,036,813
Stanley Electric Co. Ltd.	6,300	146,191
Sumco Corp.	1,800	107,338
Sumitomo Chemical Co. Ltd.	63,000	550,560
Sumitomo Electric Industries Ltd.	27,000	427,461
Sumitomo Heavy Industries Ltd.	18,000	189,142
Sumitomo Metal Mining Co. Ltd.	20,500	297,088
Sumitomo Mitsui Financial Group Inc.	234	2,561,296
Sumitomo Realty & Development Co. Ltd.	18,000	476,007
Sumitomo Rubber Industries Inc.	9,000	128,301
Suruga Bank Ltd. (The)	9,000	125,385
Suzuken Co. Ltd.	2,700	96,935
T&D Holdings Inc.	9,450	722,404
Taiheiyo Cement Corp.	36,000	174,641
Taisei Corp.	36,000	160,455
Takashimaya Co. Ltd.	9,000	131,060
TDK Corp.	4,500	375,525
Teijin Ltd.	36,000	246,200
Terumo Corp.	7,200	257,233
THK Co. Ltd.	4,500	146,585
TIS Inc.	1,800	53,905
Tobu Railway Co. Ltd.	36,000	177,793
Toho Co. Ltd.	6,300	121,642
Tokuyama Corp.	9,000	148,082
Tokyo Electron Ltd.	6,300	452,364
Tokyo Tatemono Co. Ltd.	9,000	103,634
Tokyu Corp.	36,000	253,135
Tokyu Land Corp.	18,000	152,732
Toray Industries Inc.	54,000	504,536
Toshiba Corp.	117,000	742,776
Toyoda Gosei Co. Ltd.	2,700	74,238
Toyota Tsusho Corp.	9,000	224,606
Trend Micro Inc.	4,500	173,774
Ube Industries Ltd.	45,000	149,737
Uni-Charm Corp.	1,800	102,925
Ushio Inc.	5,400	124,124
USS Co. Ltd.	1,260	94,004
Yahoo! Japan Corp.	612	355,839
Yakult Honsha Co. Ltd.	4,500	117,032
Yamada Denki Co. Ltd.	2,700	293,406
Yamato Holdings Co. Ltd.	18,000	357,793
Yaskawa Electric Corp.	9,000	110,412
Yokogawa Electric Corp.	9,000	142,172
Zeon Corp.	9,000	121,918

		58,929,073
NETHERLANDS—3.66%
ASML Holding NV(1)	19,728	417,486
Euronext NV	3,663	326,909
Getronics NV	2,592	31,311
Heineken NV	9,558	386,596
Koninklijke Ahold NV(1)	63,054	520,240

Koninklijke KPN NV	76,743	899,991
Koninklijke Philips Electronics NV	52,902	1,822,549
QIAGEN NV(1)	6,363	94,659
Randstad Holding NV	1,998	132,634
Reed Elsevier NV	28,062	415,343
Royal Numico NV	7,191	325,369
SBM Offshore NV	1,575	168,735
STMicroelectronics NV	25,848	474,391
Unilever NV CVA	22,743	1,640,111
Vedior NV	7,227	168,233
VNU NV	9,504	325,750
Wolters Kluwer NV CVA	11,637	302,699

		8,453,006
NEW ZEALAND—0.18%
Auckland International Airport Ltd.	50,184	65,095
Contact Energy Ltd.	15,408	77,986
Fisher & Paykel Healthcare Corp Ltd.	26,676	71,579
Lion Nathan Ltd.	14,580	92,041
Sky City Entertainment Group Ltd.	28,746	99,250

		405,951
NORWAY—0.84%
Orkla ASA	3,267	171,613
Petroleum Geo-Services ASA(1)	2,601	146,102
Statoil ASA	27,180	893,167
Tandberg ASA	6,246	63,446
Tandberg Television ASA(1)	4,122	82,740
Telenor ASA	29,700	343,756
Tomra Systems ASA	10,161	100,746
Yara International ASA	9,189	147,634

		1,949,204
PORTUGAL—0.34%
Banco Comercial Portugues SA Class R	39,888	121,593
Brisa-Auto Estradas de Portugal SA	24,606	258,498
Portugal Telecom SGPS SA	30,060	382,059
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	2,889	35,227

		797,377
SINGAPORE—0.90%
CapitaLand Ltd.	54,000	167,299
City Developments Ltd.	27,000	172,420
Keppel Corp. Ltd.	27,000	261,191
Oversea-Chinese Banking Corp.	72,000	309,560
SembCorp Industries Ltd.	54,000	122,914
Singapore Exchange Ltd.	63,000	171,282
Singapore Press Holdings Ltd.	72,000	194,841
Singapore Technologies Engineering Ltd.	63,000	124,279
Singapore Telecommunications Ltd.	270,000	467,754
STATS ChipPAC Ltd.(1)	90,000	76,821

		2,068,361
SPAIN—3.60%
Abertis Infraestructuras SA	8,712	229,578
Acciona SA	1,125	193,222
Actividades de Construcciones y Servicios SA	9,783	405,555
Altadis SA	10,962	519,468
Antena 3 de Television SA	3,897	102,497
Banco Popular Espanol SA	32,625	491,920

Cintra Concesiones de Infraestructuras de Transporte SA	8,847	119,799
Corporacion Mapfre SA	3,645	76,952
Fomento de Construcciones y Contratas SA	2,034	164,745
Gamesa Corp. Tecnologica SA	9,144	198,459
Grupo Ferrovial SA	2,583	211,652
Iberdrola SA	33,021	1,073,980
Indra Sistemas SA	6,444	132,472
Industria de Diseno Textil SA	9,243	375,485
Inmobiliaria Colonial SA	1,368	97,533
Metrovacesa SA	2,457	224,230
Promotora de Informaciones SA	3,834	70,124
Repsol YPF SA	12,861	383,625
Sacyr Vallehermoso SA	4,779	165,306
Sogecable SA(1)	1,417	53,601
Telefonica Publicidad e Informacion SA	8,091	89,280
Telefonica SA	175,941	2,814,626
Union Fenosa SA	2,979	115,014

		8,309,123
SWEDEN—2.24%
Alfa Laval AB	4,698	152,342
ASSA Abloy AB Class B	12,951	249,874
Atlas Copco AB Class A	13,311	391,988
Axfood AB	1,872	53,226
Capio AB(1)	3,870	75,977
Capio AB Rights(1)(2)	3,870	2,829
Electrolux AB Class B	11,646	347,687
Elekta AB Class B	3,861	63,515
Eniro AB	7,119	77,833
Gambro AB Class A	7,380	110,413
Getinge AB	8,145	140,606
Hennes & Mauritz AB Class B	19,152	724,767
Lundin Petroleum AB(1)	7,596	104,389
Modern Times Group AB Class B(1)	2,367	129,474
Securitas AB Class B	12,771	265,421
Swedish Match AB	13,536	202,514
Telefonaktiebolaget LM Ericsson Class B	587,997	2,085,830

		5,178,685
SWITZERLAND—6.49%
ABB Ltd.	79,749	1,134,920
Adecco SA	5,427	335,547
Compagnie Financiere Richemont AG	19,557	1,010,281
Geberit AG Registered	153	178,003
Givaudan SA Registered	288	241,052
Kudelski SA Bearer	1,530	39,918
Kuehne & Nagel International AG(1)	504	182,250
Logitech International SA(1)	3,393	140,494
Lonza Group AG Registered	1,719	121,626
Micronas Semiconductor Holdings AG(1)	1,485	37,491
Nobel Biocare Holding AG	945	232,878
Novartis AG	92,520	5,292,702
Phonak Holding AG	1,872	115,895
Roche Holding AG Genusschein	27,819	4,265,394
Schindler Holding AG Certificates of Participation	2,304	125,967
Serono SA	225	147,256
Societe Generale de Surveillance Holding SA	180	177,576
Straumann Holding AG	351	86,074
Sulzer AG Registered	54	45,414
Swatch Group AG (The) Class B	1,458	260,711

Syngenta AG(1)	4,194	583,366
Synthes Inc.	1,926	238,476

		14,993,291
UNITED KINGDOM—23.52%
Acergy SA(1)	7,245	117,867
Aegis Group PLC	43,452	107,808
Alliance Unichem PLC	10,530	170,058
Anglo American PLC	27,936	1,185,663
ARM Holdings PLC	57,600	142,387
AstraZeneca PLC	62,802	3,458,807
BAE Systems PLC	84,159	638,656
Balfour Beatty PLC	18,162	118,514
BG Group PLC	139,518	1,868,994
BHP Billiton PLC	98,361	2,018,492
BOC Group PLC	9,081	257,165
BP PLC	823,293	10,123,542
Brambles Industries PLC	30,690	252,979
British Airways PLC(1)	23,013	140,652
British Land Co. PLC	7,992	182,455
British Sky Broadcasting Group PLC	48,177	460,175
Bunzl PLC	14,220	179,507
Burberry Group PLC	19,350	165,834
Cadbury Schweppes PLC	83,421	824,868
Capita Group PLC	28,161	238,403
Carnival PLC	6,984	345,036
Centrica PLC	145,314	789,088
Cobham PLC	50,652	170,555
Daily Mail and General Trust PLC Class A	15,192	188,326
Diageo PLC	56,151	923,669
EMAP PLC	10,665	170,396
Enterprise Inns PLC	14,661	248,631
First Choice Holidays PLC	24,579	99,404
Gallaher Group PLC	26,316	416,628
GlaxoSmithKline PLC	231,093	6,535,919
Group 4 Securicor PLC	50,265	173,592
Hays PLC	64,782	198,999
ICAP PLC	21,978	208,131
Imperial Chemical Industries PLC	48,519	315,281
Imperial Tobacco Group PLC	28,386	879,193
Inchcape PLC(1)	3,420	169,707
Intercontinental Hotels Group PLC	19,044	334,730
International Power PLC(1)	58,104	314,462
Intertek Testing Services Ltd.	7,596	113,838
Invensys PLC(1)	253,314	109,354
Johnson Matthey PLC	5,679	152,049
Ladbrokes PLC	1	6
Land Securities Group PLC	18,504	623,571
London Stock Exchange PLC	11,448	257,401
Man Group PLC	12,231	561,795
Marks & Spencer Group PLC	68,040	724,105
Meggitt PLC	18,567	113,563
National Grid PLC	108,666	1,136,709
Next PLC	10,296	301,678
Punch Taverns PLC	10,737	170,961
Reckitt Benckiser PLC	24,696	897,325
Reed International PLC	50,571	500,966
Reuters Group PLC	56,142	396,961
Rio Tinto PLC	42,453	2,327,287
Rolls-Royce Group PLC(1)	62,406	540,505
Rolls-Royce Group PLC Class B(1)(2)	1,865,246	1,356

SABMiller PLC	35,064	737,403
Sage Group PLC	52,848	240,148
Scottish & Southern Energy PLC	34,254	700,445
Serco Group PLC	20,934	127,850
Signet Group PLC	75,006	144,515
Smith & Nephew PLC	38,943	321,009
Smiths Group PLC	22,698	420,615
telent PLC(1)	2,423	22,153
Tesco PLC	312,831	1,816,732
Travis Perkins PLC	5,076	145,131
Unilever PLC	109,800	1,162,542
United Business Media PLC	11,538	150,055
Vodafone Group PLC	1,231,452	2,898,662
William Hill PLC	17,577	202,715
Wolseley PLC	23,607	589,144
WPP Group PLC	48,159	592,620

		54,335,742

TOTAL COMMON STOCKS
(Cost: $209,718,381)		229,633,498

Security	Shares	Value
PREFERRED STOCKS—0.27%

GERMANY—0.27%
Henkel KGaA	1,647	197,755
Porsche AG	333	331,586
Prosieben Satellite Media AG	3,285	90,869

		620,210

TOTAL PREFERRED STOCKS
(Cost: $543,670)		620,210

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.02%

CERTIFICATES OF DEPOSIT(4)—0.00%
Credit Suisse New York
5.28%, 04/23/07	$4	4
Toronto-Dominion Bank
3.94%, 07/10/06	23	23
Washington Mutual Bank
4.79%, 05/10/06	23	23
Wells Fargo Bank N.A.
4.78%, 12/05/06	36	36

		86
COMMERCIAL PAPER(4)—0.00%
Amstel Funding Corp.
4.40%, 05/08/06	23	23
Amsterdam Funding Corp.
4.82%, 05/08/06	34	34
Atlantis One Funding Corp.
4.98%, 06/29/06	11	11
Barton Capital Corp.
4.73%-4.96%, 05/10/06-06/27/06	29	29

Bryant Park Funding LLC
4.78%, 05/03/06	18	18
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	34	33
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	45	45
CC USA Inc.
5.03%, 10/24/06	9	9
Charta LLC
4.96%, 06/21/06-06/23/06	38	38
Chesham Finance LLC
4.73%-4.80%, 05/02/06-05/10/06	142	139
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	41	40
Ebury Finance Ltd.
4.79%, 05/10/06	11	11
Edison Asset Securitization LLC
4.37%, 05/08/06	23	23
Gemini Securitization Corp.
4.96%, 06/28/06	14	13
General Electric Capital Corp.
4.96%, 06/29/06	29	29
Grampian Funding LLC
4.41%-5.11%, 05/15/06-10/24/06	38	37
Jupiter Securitization Corp.
4.97%, 06/19/06	18	18
Liberty Street Funding Corp.
4.78%, 05/10/06	45	45
Park Granada LLC
4.75%-4.96%, 05/05/06-06/19/06	59	59
Park Sienna LLC
4.96%, 06/20/06	11	11
Societe Generale
4.78%-4.80%, 05/10/06	81	81
Solitaire Funding Ltd.
4.75%, 05/10/06	14	14
Sydney Capital Corp.
4.80%, 05/09/06	14	14
Three Pillars Funding Corp.
4.78%-4.83%, 05/01/06-05/08/06	113	113
Thunder Bay Funding Inc.
4.97%, 06/15/06	14	14
Tulip Funding Corp.
4.98%, 05/30/06	23	22
Variable Funding Capital Corp.
4.78%-4.95%, 05/09/06-06/29/06	52	51

		974
MEDIUM-TERM NOTES(4)—0.00%
Bank of America N.A.
5.28%, 04/20/07	11	11
Dorada Finance Inc.
3.93%, 07/07/06	14	14
K2 USA LLC
3.94%, 07/07/06	27	27
Marshall & Ilsley Bank
5.18%, 12/15/06	45	45
Sigma Finance Inc.
5.13%, 03/30/07	16	16
Toronto-Dominion Bank
3.81%, 06/20/06	56	56

US Bank N.A.
2.85%, 11/15/06	9	9

		178
MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80%(5)(6)	50,850	50,850

		50,850
REPURCHASE AGREEMENTS(4)—0.00%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $68 (collateralized by non-U.S. Government debt securities, value $74, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$68	68
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $113 (collateralized by non-U.S. Government debt securities, value $118, 4.25% to 7.63%, 8/15/08 to 10/25/35).	113	113
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $68 (collateralized by U.S. Government obligations, value $69, 4.50% to 5.00%, 4/1/20 to 7/1/35).	68	68
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $56 (collateralized by non-U.S. Government debt securities, value $59, 0.00% to 10.00%, 2/1/09 to 1/1/10).	56	56
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $45 (collateralized by non-U.S. Government debt securities, value $47, 5.15% to 7.03%, 6/15/06 to 4/28/17).	45	45

		350
TIME DEPOSITS(4)—0.00%
Branch Banking & Trust
4.80%, 05/01/06	23	23
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	113	113
SunTrust Bank
4.88%, 05/01/06	127	127
Wachovia Bank N.A.
4.80%, 05/01/06	79	79

		342
VARIABLE & FLOATING RATE NOTES(4)—0.00%
Allstate Life Global Funding II
4.82%-4.98%, 04/05/07-05/16/07(7)	115	116
American Express Bank
4.87%, 07/19/06	11	11
American Express Centurion Bank
4.78%, 06/29/06	18	18
American Express Credit Corp.
4.93%, 03/05/07	14	14
ASIF Global Financing
4.95%, 05/30/06(7)	86	86
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07(7)	29	29
Beta Finance Inc.
4.91%, 05/25/06(7)	32	32

BMW US Capital LLC
4.90%, 05/16/07(7)	45	45
BNP Paribas
4.89%, 05/18/07(7)	83	83
Carlyle Loan Investment Ltd.
4.95%, 04/13/07-05/15/07(7)	8	8
CC USA Inc.
4.91%, 05/25/06(7)	25	25
Commodore CDO Ltd.
4.97%, 12/12/06(7)	11	11
Cullinan Finance Corp.
5.36%, 04/25/07(7)	11	11
DEPFA Bank PLC
4.92%, 03/15/07	45	45
Eli Lilly Services Inc.
4.80%, 03/30/07(7)	45	45
Fifth Third Bancorp.
4.93%, 01/23/07(7)	90	90
General Electric Capital Corp.
4.95%, 04/09/07	20	20
Hartford Life Global Funding Trusts
4.92%, 02/15/07	45	45
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	45	45
K2 USA LLC
5.20%, 04/02/07(7)	16	16
Leafs LLC
4.92%, 01/22/07-02/20/07(7)	47	48
Marshall & Ilsley Bank
4.88%, 05/15/07	25	25
Metropolitan Life Global Funding I
4.85%, 05/04/07(7)	68	68
Natexis Banques Populaires
4.88%, 05/15/07(7)	34	34
Nationwide Building Society
4.87%-5.03%, 04/05/07-04/27/07(7)	122	122
Newcastle Ltd.
4.97%, 04/24/07(7)	16	16
Northern Rock PLC
4.87%, 05/03/07(7)	54	54
Permanent Financing PLC
4.81%, 06/12/06(7)	39	39
Pfizer Investment Capital PLC
4.86%, 02/15/07(7)	45	45
Principal Life Income Funding Trusts
4.70%, 05/10/06	34	34
Sedna Finance Inc.
4.89%, 09/20/06(7)	14	14
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07(7)	45	45
Strips III LLC
5.00%, 07/24/06(7)	11	11
UniCredito Italiano SpA
4.84%, 06/14/06	59	59
Union Hamilton Special Funding LLC
4.97%, 09/28/06	45	45
US Bank N.A.
4.93%, 09/29/06	20	20
Wachovia Asset Securitization Inc.
4.81%-4.95%, 05/24/06	78	78

Wells Fargo & Co.
4.89%, 03/15/07	23	23
WhistleJacket Capital Ltd.
4.86%-4.96%, 06/22/06-04/18/07	41	41
White Pine Finance LLC
4.88%-5.12%, 05/22/06-10/27/06	47	46
Wind Master Trust
4.96%, 08/25/06-09/25/06	15	16

		1,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,458)		54,458

TOTAL INVESTMENTS IN SECURITIES—99.68%
(Cost: $210,316,509)		230,308,166
Other Assets, Less Liabilities—0.32%		739,731

NET ASSETS—100.00%		$231,047,897

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)	All or a portion of this security represents a security on loan. See Note 3.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.20%

AUSTRALIA—4.99%
Amcor Ltd.	56,381	$309,293
AMP Ltd.	54,457	372,286
Ansell Ltd.	4,043	34,971
Australia & New Zealand Banking Group Ltd.	104,494	2,216,011
AXA Asia Pacific Holdings Ltd.	20,800	99,427
BHP Steel	37,141	216,428
Boral Ltd.	34,554	249,856
Centro Properties Group	53,898	265,818
CFS Retail Property Trust	77,831	109,250
Commonwealth Bank of Australia	73,268	2,612,828
Commonwealth Property Office Fund	106,314	107,689
DB RREEF Trust	140,686	156,382
Futuris Corp. Ltd.	34,151	58,561
GPT Group	99,060	315,679
Insurance Australia Group Ltd.	83,824	359,348
Investa Property Group	104,780	172,519
John Fairfax Holdings Ltd.	47,944	141,872
Leighton Holdings Ltd.	2,821	35,788
Macquarie Airports	36,062	89,748
Macquarie Communications Infrastructure Group	4,485	18,716
Macquarie Goodman Group	60,411	236,060
Macquarie Infrastructure Group	117,429	318,084
Mayne Pharma Ltd.(1)	18,670	41,931
Mirvac Group	62,959	202,068
Multiplex Group	28,483	66,131
National Australia Bank Ltd.	90,116	2,571,603
OneSteel Ltd.	35,607	107,257
Pacific Brands Ltd.	31,408	54,096
PaperlinX Ltd.	37,973	96,520
Qantas Airways Ltd.	49,621	130,269
Santos Ltd.	34,580	310,128
Stockland Trust Group	76,804	400,932
Suncorp-Metway Ltd.	30,160	465,459
Symbion Health Ltd.	36,686	95,197
Telstra Corp. Ltd.	113,113	338,148
Transurban Group	54,743	274,139
Westfield Group	83,694	1,075,103
Westpac Banking Corp.	105,144	2,002,428

		16,728,023
AUSTRIA—0.55%
Boehler-Uddeholm AG(1)	715	161,946
Flughafen Wien AG	808	61,536
Mayr-Melnhof Karton AG	741	136,603
Meinl European Land Ltd.(1)	21,333	420,549
OMV AG	9,685	672,326

Voest-Alpine AG	1,352	197,094
Wienerberger AG	3,588	189,417

		1,839,471
BELGIUM—1.45%
Barco NV	450	44,440
Bekaert NV	765	87,739
Belgacom SA	15,340	501,239
Cofinimmo	884	148,990
Compagnie Maritime Belge SA	2,574	83,523
Dexia Group	33,527	883,077
D’Ieteren NV SA	208	65,004
Fortis	67,613	2,530,363
Groupe Bruxelles Lambert SA	4,537	513,781

		4,858,156
DENMARK—0.46%
Carlsberg A/S Class B	1,911	128,432
Danisco A/S	2,717	230,315
Danske Bank A/S	26,286	1,044,196
FLS Industries A/S Class B	1,170	53,145
TrygVesta AS	1,300	79,905

		1,535,993
FINLAND—1.59%
Fortum OYJ	24,089	607,481
Kesko OYJ Class B	3,822	131,722
Metso Corp.	4,121	163,517
Neste Oil OYJ	7,228	251,837
Nokia OYJ	82,368	1,872,775
OKO Bank Class A	2,600	41,495
Outokumpu OYJ	6,838	164,518
Rautaruukki OYJ	5,382	188,468
Sampo OYJ Class A	22,984	473,651
Stora Enso OYJ Class R	36,283	567,642
UPM-Kymmene OYJ	31,005	726,431
Wartsila OYJ Class B	3,718	158,205

		5,347,742
FRANCE—10.03%
Air France-KLM	6,214	144,417
Alcatel SA(1)	25,896	372,845
Alstom(1)	3,224	291,619
Arcelor(1)	30,082	1,235,305
AXA	84,981	3,113,977
BIC SA	1,066	74,793
BNP Paribas	45,239	4,268,199
BNP Paribas Rights(1)	2,029	184,914
Carrefour SA	20,787	1,203,956
CNP Assurances	1,820	196,473
Compagnie de Saint-Gobain SA	17,888	1,339,564
Compagnie Generale des Etablissements Michelin Class B	8,541	615,396
Credit Agricole SA	34,216	1,376,620
Etablissements Economiques du Casino Guichard-Perrachon SA	2,587	205,788
France Telecom SA	34,619	807,181
Gaz de France(1)	5,577	200,074
Gecina SA	507	66,483
Lafarge SA	10,127	1,243,756
Lagardere S.C.A.	4,342	358,246
PagesJaunes SA	2,080	60,026

PPR SA	3,770	488,185
PSA Peugeot Citroen	8,957	587,828
Renault SA	10,361	1,200,714
Schneider Electric SA	12,844	1,452,060
SCOR	49,283	124,779
Societe Generale Class A	20,241	3,087,635
Societe Television Francaise	3,744	124,034
Suez SA	56,420	2,216,656
Total SA	20,826	5,750,377
Valeo SA	4,641	198,531
Vinci SA	10,803	1,071,630

		33,662,061
GERMANY—6.59%
BASF AG	10,842	928,138
Commerzbank AG	34,008	1,407,234
DaimlerChrysler AG Registered	52,130	2,853,825
Deutsche Bank AG	28,184	3,455,052
Deutsche Lufthansa AG	12,766	235,100
Deutsche Post AG	18,590	494,799
Deutsche Postbank AG	1,768	134,960
Deutsche Telekom AG	157,820	2,846,787
Douglas Holding AG	1,755	84,448
E.ON AG	35,347	4,297,984
Heidelberger Druckmaschinen AG	2,080	104,803
Muenchener Rueckversicherungs-Gesellschaft AG	11,141	1,576,272
Siemens AG	22,971	2,170,157
Suedzucker AG	3,693	101,086
ThyssenKrupp AG	21,047	692,755
TUI AG	15,496	329,490
Volkswagen AG	5,213	401,939

		22,114,829
HONG KONG—1.57%
Bank of East Asia Ltd.	80,600	336,801
BOC Hong Kong Holdings Ltd.	188,500	388,978
Cathay Pacific Airways Ltd.	13,000	23,221
Cheung Kong Infrastructure Holdings Ltd.	26,000	84,837
CLP Holdings Ltd.	91,000	530,486
Hang Lung Properties Ltd.	104,000	209,243
Hang Seng Bank Ltd.	39,000	505,001
Henderson Land Development Co. Ltd.	39,000	229,112
Hongkong Electric Holdings Ltd.	71,500	352,260
Hopewell Holdings Ltd.	39,000	113,676
Hutchison Whampoa Ltd.	39,000	382,775
Hysan Development Co. Ltd.	39,000	112,167
Kerry Properties Ltd.	32,500	115,059
Kingboard Chemicals Holdings Co. Ltd.	13,000	34,287
Link REIT (The)(1)	117,000	258,033
MTR Corp. Ltd.	84,500	225,046
New World Development Co. Ltd.	130,000	233,052
Noble Group Ltd.	39,000	32,549
Orient Overseas International Ltd.	26,000	97,748
Swire Pacific Ltd. Class A	52,000	531,827
Wharf Holdings Ltd.	78,000	312,859
Wing Hang Bank Ltd.	13,000	120,550
Yue Yen Industrial (Holdings) Ltd.	13,000	38,143

		5,267,710
IRELAND—0.82%
Allied Irish Banks PLC	53,807	1,297,948

Bank of Ireland	40,157	751,675
Fyffes PLC	35,867	97,589
Greencore Group PLC	19,916	101,603
Independent News & Media PLC	33,124	103,477
Irish Life & Permanent PLC	16,328	415,876

		2,768,168
ITALY—3.87%
Banche Popolari Unite Scrl	4,707	118,821
Banco Popolare di Verona e Novara Scrl	14,664	412,099
Benetton Group SpA	1,071	16,283
Enel SpA	162,292	1,400,353
Eni SpA	148,278	4,520,037
Fiat SpA(1)	28,808	404,248
Italcementi SpA	4,615	121,207
Mediobanca SpA	14,183	306,753
Pirelli & Co. SpA	183,612	178,785
Snam Rete Gas SpA	42,094	188,367
Telecom Italia SpA	343,083	959,405
Telecom Italia SpA RNC	377,962	944,106
UniCredito Italiano SpA	24,460	183,326
UniCredito Italiano SpA German	429,461	3,229,594

		12,983,384
JAPAN—24.24%
Acom Co. Ltd.	4,680	272,112
AIFUL Corp.	4,550	270,928
Aisin Seiki Co. Ltd.	5,200	194,886
Ajinomoto Co. Inc.	39,000	484,256
Alps Electric Co. Ltd.	9,100	159,290
Amada Co. Ltd.	26,000	283,678
Anritsu Corp.	13,000	86,287
Aoyama Trading Co. Ltd.	3,900	130,455
Asahi Breweries Ltd.	22,100	315,244
Asahi Kasei Corp.	39,000	287,548
Astellas Pharma Inc.	11,700	486,646
Autobacs Seven Co. Ltd.	1,300	62,154
Bank of Kyoto Ltd. (The)	13,000	150,149
Benesse Corp.	1,300	47,014
Central Glass Co. Ltd.	13,000	78,774
Chubu Electric Power Co. Inc.	33,800	884,956
Circle K Sunkus Co. Ltd.	2,600	61,357
Citizen Watch Co. Ltd.	18,200	177,219
Coca Cola West Japan Co. Ltd.	2,600	63,975
COMSYS Holdings Corp.	13,000	173,827
CSK Corp.	2,600	124,308
Dai Nippon Printing Co. Ltd.	39,000	696,673
Daido Steel Co. Ltd.	26,000	237,916
Daiichi Sanyko Co. Ltd.	36,518	938,532
Daito Trust Construction Co. Ltd.	3,900	202,172
Daiwa House Industry Co. Ltd.	26,000	441,909
Daiwa Securities Group Inc.	78,000	1,078,476
Denki Kagaku Kogyo Kabushiki Kaisha	26,000	118,844
Denso Corp.	31,200	1,221,226
DENTSU Inc.	65	225,394
East Japan Railway Co.	195	1,517,995
Ebara Corp.	13,000	74,221
Electric Power Development Co.	9,220	354,429
Fuji Electric Holdings Co. Ltd.	26,000	150,263
Fuji Photo Film Co. Ltd.	13,000	440,543
Fuji Television Network Inc.	39	96,646

Fujikura Ltd.	13,000	149,921
Furukawa Electric Co. Ltd.	26,000	206,953
Glory Ltd.	1,300	26,182
Hankyu Department Stores Inc.	13,000	118,389
Hino Motors Ltd.	13,000	79,002
Hitachi Cable Ltd.	13,000	70,692
Hitachi Credit Corp.	3,900	76,156
Hitachi Ltd.	182,000	1,349,860
Hokkaido Electric Power Co. Inc.	2,600	57,715
Honda Motor Co. Ltd.	44,200	3,131,156
House Foods Corp.	3,900	64,818
Ishihara Sangyo Kaisha Ltd.(1)	26,000	50,998
Itochu Corp.	91,000	823,940
Itochu Techno-Science Corp.	1,300	53,047
Japan Prime Realty Investment Corp.	26	81,278
Japan Real Estate Investment Corp.	13	118,389
Japan Retail Fund Investment Corp.	13	107,461
JFE Holdings Inc.	31,200	1,207,566
JS Group Corp.	14,300	317,430
Kamigumi Co. Ltd.	13,000	103,363
Kansai Electric Power Co. Inc.	42,900	1,001,125
Kansai Paint Co. Ltd.	13,000	127,951
Kao Corp.	13,000	348,336
Katokichi Co. Ltd.	5,200	40,298
Kawasaki Heavy Industries Ltd.	65,000	235,070
Kawasaki Kisen Kaisha Ltd.	39,000	244,518
Keio Corp.	39,000	272,863
Kinden Corp.	13,000	122,145
Kirin Brewery Co. Ltd.	39,000	576,462
Kokuyo Co. Ltd.	3,900	66,218
Konami Co. Ltd.	5,200	132,732
Kubota Corp.	65,000	732,531
Kuraray Co. Ltd.	13,000	159,939
Kurita Water Industries Ltd.	6,500	132,049
Kyocera Corp.	9,100	847,049
Kyowa Hakko Kogyo Co. Ltd.	13,000	90,385
Kyushu Electric Power Co. Inc.	19,500	454,203
Lawson Inc.	3,900	147,531
Mabuchi Motor Co. Ltd.	1,300	73,082
Marubeni Corp.	78,000	448,056
Marui Co. Ltd.	16,900	325,569
Matsushita Electric Works Ltd.	13,000	157,321
Meiji Seika Kaisha Ltd.	13,000	67,391
Millea Holdings Inc.	39	775,219
Minebea Co. Ltd.	13,000	83,897
Mitsubishi Corp.	75,400	1,818,975
Mitsubishi Electric Corp.	104,000	902,487
Mitsubishi Gas Chemical Co. Inc.	13,000	172,233
Mitsubishi Heavy Industries Ltd.	169,000	834,641
Mitsubishi Rayon Co.	13,000	119,413
Mitsubishi UFJ Securities Co.	13,000	204,221
Mitsui & Co. Ltd.	91,000	1,371,375
Mitsui Chemicals Inc.	26,000	187,601
Mitsumi Electric Co. Ltd.	3,900	54,743
Mizuho Financial Group Inc.	351	2,984,422
Murata Manufacturing Co. Ltd.	11,700	849,326
Namco Bandai Holdings Inc.	11,700	168,123
NEC Corp.	117,000	816,541
NEC Electronics Corp.(1)	2,600	95,622
NGK Insulators Ltd.	13,000	185,666
NGK Spark Plug Co. Ltd.	13,000	284,588

Nichirei Corp.	13,000	63,975
Nikko Cordial Corp.	45,500	734,295
Nintendo Co. Ltd.	6,500	967,601
Nippon Building Fund Inc.	13	122,942
Nippon Express Co. Ltd.	52,000	273,660
Nippon Kayaku Co. Ltd.	13,000	115,884
Nippon Light Metal Co. Ltd.	26,000	72,399
Nippon Meat Packers Inc.	13,000	153,336
Nippon Mining Holdings Inc.	45,500	419,540
Nippon Oil Corp.	78,000	615,394
Nippon Paper Group Inc.	65	277,189
Nippon Sheet Glass Co. Ltd.	26,000	153,905
Nippon Shokubai Co. Ltd.	13,000	159,142
Nippon Steel Corp.	117,000	430,298
Nippon Telegraph & Telephone Corp.	338	1,509,457
Nippon Yusen Kabushiki Kaisha	65,000	397,285
Nishimatsu Construction Co. Ltd.(2)	13,000	54,186
Nissan Motor Co. Ltd.	128,700	1,687,074
Nisshin Seifun Group Inc.	6,700	71,518
Nisshin Steel Co. Ltd.	26,000	90,385
Nissin Food Products Co. Ltd.	5,200	165,289
Nomura Holdings Inc.	100,100	2,257,071
Nomura Real Estate Office Fund Inc.	13	113,608
NSK Ltd.	26,000	234,501
NTN Corp.	26,000	214,011
Oji Paper Co. Ltd.	52,000	309,632
Okumura Corp.	13,000	71,944
Oracle Corp. Japan	1,300	66,138
Osaka Gas Co. Ltd.	117,000	436,445
Pioneer Corp.	9,100	160,565
Promise Co. Ltd.	5,200	319,650
Resona Holdings Inc.	169	574,186
Ricoh Corp. Ltd.	39,000	771,804
Rinnai Corp.	2,600	71,489
Rohm Co. Ltd.	6,500	689,842
Sanden Corp.	13,000	59,308
Sankyo Co. Ltd. Gunma	2,600	183,958
Santen Pharmaceutical Co. Ltd.	3,900	96,134
Sanwa Shutter Corp.	13,000	88,678
Seiko Epson Corp.	6,500	204,335
Seino Holdings Co. Ltd.	13,000	140,473
Sekisui Chemical Co. Ltd.	26,000	224,028
Sekisui House Ltd.	26,000	401,384
77 Bank Ltd. (The)	13,000	101,996
SFCG Co. Ltd.	260	59,354
Shimachu Co. Ltd.	2,600	70,578
Shinko Securities Co. Ltd.	26,000	137,741
Shionogi & Co. Ltd.	26,000	437,356
Shizuoka Bank Ltd.	39,000	410,832
Showa Denko K.K.	26,000	114,746
Showa Shell Sekiyu K.K.	10,400	128,588
Skylark Co.	6,500	118,389
Sony Corp.	28,600	1,432,504
Sumitomo Bakelite Co. Ltd.	13,000	121,007
Sumitomo Corp.	65,000	971,016
Sumitomo Metal Industries Ltd.	234,000	983,538
Sumitomo Osaka Cement Co. Ltd.	26,000	95,166
Sumitomo Trust & Banking Co. Ltd. (The)	78,000	827,811
Taisho Pharmaceutical Co. Ltd.	13,000	264,098
Taiyo Nippon Sanso Corp.	13,000	102,338
Taiyo Yuden Co. Ltd.	13,000	212,986

Takara Holdings Inc.	13,000	80,140
Takeda Pharmaceutical Co. Ltd.	49,400	3,010,718
Takefuji Corp.	6,760	438,039
Tanabe Seiyaku Co. Ltd.	13,000	152,767
Toda Corp.	13,000	56,918
Tohoku Electric Power Co. Inc.	23,400	537,872
Tokyo Broadcasting System	2,600	72,172
Tokyo Electric Power Co. Inc. (The)	66,300	1,698,139
Tokyo Gas Co. Ltd.	130,000	627,233
Tokyo Steel Manufacturing Co. Ltd.	5,200	109,965
TonenGeneral Sekiyu K.K.	13,000	140,814
Toppan Printing Co. Ltd.	26,000	346,287
Tosoh Corp.	13,000	63,520
TOTO Ltd.	13,000	134,895
Toyo Seikan Kaisha Ltd.	9,100	176,103
Toyobo Co. Ltd.	26,000	81,506
Toyota Industries Corp.	11,700	520,455
Toyota Motor Corp.	163,800	9,552,609
Uniden Corp.	13,000	204,448
Uny Co. Ltd.	13,000	231,655
West Japan Railway Co.	104	460,806
Yamaha Corp.	9,100	167,736
Yamaha Motor Co. Ltd.	5,200	142,977

		81,318,291
NETHERLANDS—3.48%
ABN AMRO Holding NV	101,361	3,024,725
Aegon NV	80,717	1,471,240
Akzo Nobel NV	15,158	871,440
Burhmann NV	6,097	118,043
Corio NV	1,560	98,547
Getronics NV	3,523	42,558
Hagemeyer NV(1)	22,399	121,606
ING Groep NV	105,794	4,299,078
Koninklijke DSM NV	7,865	358,242
Oce NV	3,283	54,588
Rodamco Europe NV	2,587	277,968
TNT Post Group NV	23,127	831,425
Wereldhave NV	1,002	104,381

		11,673,841
NEW ZEALAND—0.20%
Fisher & Paykel Appliances Holdings	20,579	60,584
Fletcher Building Ltd.	22,087	127,801
Telecom Corp. of New Zealand Ltd.	132,795	483,828

		672,213
NORWAY—0.75%
DNB NOR ASA	39,286	543,740
Frontline Ltd.	4,069	131,407
Norsk Hydro ASA	7,761	1,192,260
Norske Skogindustrier ASA	10,192	156,737
Orkla ASA	6,734	353,733
Storebrand ASA	10,569	124,895

		2,502,772
PORTUGAL—0.40%
Banco Comercial Portugues SA Class R	105,768	322,418
Banco Espirito Santo SA	10,287	149,406
Banco Espirito Santo SA Bonus Rights(3)	10,287	24,901
Banco Espirito Santo SA Rights(1)(3)	10,287	15,096

BPI-SPGS SA Registered	25,688	193,500
CIMPOR-Cimentos de Portugal SGPS SA	18,928	131,850
Energias de Portugal SA	126,867	498,601

		1,335,772
SINGAPORE—0.86%
Allgreen Properties Ltd.	65,000	61,646
Ascendas Real Estate Investment Trust	65,000	93,703
CapitaMall Trust	65,000	98,223
ComfortDelGro Corp. Ltd.	130,000	132,334
DBS Group Holdings Ltd.	78,000	877,845
Fraser & Neave Ltd.	13,000	181,651
Neptune Orient Lines Ltd.	52,000	74,962
Oversea-Chinese Banking Corp.	52,000	223,571
Singapore Airlines Ltd.	26,000	233,435
Singapore Press Holdings Ltd.	13,000	35,180
SMRT Corp. Ltd.	65,000	46,440
Suntec Real Estate Investment Trust	65,000	52,605
United Overseas Bank Ltd.	65,000	669,891
United Overseas Land Ltd.	39,000	75,455
Want Want Holdings Ltd.	26,000	37,960

		2,894,901
SPAIN—4.20%
Acerinox SA	14,092	236,621
Banco Bilbao Vizcaya Argentaria SA	200,330	4,418,573
Banco Santander Central Hispano SA	348,946	5,402,067
Ebro Puleva SA	7,189	141,992
Endesa SA	55,913	1,853,739
Gas Natural SDG SA	13,312	405,461
Iberia Lineas Aereas de Espana SA	32,942	92,120
Repsol YPF SA	36,907	1,100,881
Sociedad General de Aguas de Barcelona SA(1)	4	113
Sociedad General de Aguas de Barcelona SA Class A	2,678	74,720
Union Fenosa SA	7,163	276,551
Zeltia SA	10,335	78,632

		14,081,470
SWEDEN—2.43%
Atlas Copco AB Class B	11,492	312,748
Billerud AB	3,614	62,143
Carnegie (D.) & Co. AB	2,236	49,498
Castellum AB	6,396	62,135
Fabege AB	1,339	25,744
Hoganas AB Class B	1,092	29,644
Holmen AB Class B	3,068	132,510
Kungsleden AB	1,300	46,116
Nordea AB	123,383	1,582,840
Sandvik AB	11,284	731,815
SAS AB(1)	1,742	23,586
Scania AB Class B	4,498	208,585
Skandinaviska Enskilda Banken AB Class A	26,663	669,662
Skanska AB Class B	20,787	358,843
SKF AB	21,827	373,841
SSAB Svenskt Stal AB Series A	3,250	190,975
SSAB Svenskt Stal AB Series A Rights(3)	2,250	777
Svenska Cellulosa AB Class B	11,206	505,998
Svenska Handelsbanken AB Class A	30,576	875,575
Tele2 AB Class B	17,771	224,369
TeliaSonera AB	109,408	676,967
Trelleborg AB Class B	4,823	107,094

Volvo AB Class A	5,707	280,490
Volvo AB Class B	12,441	623,246

		8,155,201
SWITZERLAND—7.15%
Ciba Specialty Chemicals AG	4,342	265,669
Clariant AG Registered(1)	14,274	221,498
Credit Suisse Group	68,952	4,318,682
Holcim Ltd.(1)	10,101	844,626
Kuoni Reisen Holding AG(1)	156	83,409
Nestle SA	22,932	6,974,094
PSP Swiss Property AG(1)	3,276	172,525
Rieter Holding AG	377	164,895
SIG Holding AG(1)	286	62,086
Sulzer AG Registered	130	109,331
Swiss Reinsurance Co.	18,551	1,349,842
Swiss Reinsurance Co. Rights(3)	18,551	2
Swisscom AG	1,209	402,190
UBS AG Registered	58,110	6,868,076
Unaxis Holding AG Class R(1)	377	125,338
Valora Holding AG	260	62,034
Zurich Financial Services AG(1)	8,164	1,980,693

		24,004,990
UNITED KINGDOM—23.57%
Aggreko PLC	7,527	41,968
AMEC PLC	18,889	135,103
AMVESCAP PLC	41,886	456,424
Anglo American PLC	42,172	1,789,869
Arriva PLC	11,895	125,293
Associated British Ports Holdings PLC	15,379	204,341
Aviva PLC	133,666	1,946,094
BAA PLC	58,773	905,374
BAE Systems PLC	66,183	502,242
Barclays PLC(4)	365,066	4,545,401
Barratt Developments PLC	12,584	226,903
BBA Group PLC	25,155	120,023
Bellway PLC	5,382	117,391
Berkeley Group Holdings PLC(1)	6,084	127,284
BOC Group PLC	14,183	401,648
Boots Group PLC	26,000	331,285
Bovis Homes Group PLC	5,486	89,196
British American Tobacco PLC	89,765	2,287,522
British Land Co. PLC	19,058	435,088
Brixton PLC	15,249	134,983
BT Group PLC	487,227	1,941,696
Cattles PLC	15,171	104,098
Close Brothers Group PLC	7,982	155,604
Compass Group PLC	130,858	562,525
Cookson Group PLC(1)	11,414	110,165
Corus Group PLC(1)	252,629	388,016
Davis Service Group PLC(The)	1,690	14,407
De La Rue PLC	9,646	95,204
Diageo PLC	83,993	1,381,662
DSG International PLC	110,448	368,889
Eircom Group PLC	67,743	184,318
Electrocomponents PLC	24,817	120,778
EMI Group PLC	45,864	235,088
FirstGroup PLC	24,115	182,344
FKI PLC	36,218	77,188
Friends Provident PLC	101,010	361,235

George Wimpey PLC	22,061	209,919
GKN PLC	43,849	249,866
Great Portland Estates PLC	10,452	86,346
GUS PLC	48,999	915,559
Hammerson PLC	8,047	170,254
Hanson PLC	41,236	549,028
HBOS PLC	219,050	3,832,254
HMV Group PLC	28,704	93,261
HSBC Holdings PLC	642,213	11,060,343
IMI PLC	19,929	203,760
ITV PLC	237,796	497,064
J Sainsbury PLC	74,334	451,616
Johnson Matthey PLC	4,342	116,253
Kelda Group PLC	19,864	277,293
Kesa Electricals PLC	19,110	110,111
Kingfisher PLC	131,755	539,439
Legal & General Group PLC	352,105	886,405
Liberty International PLC	13,182	273,387
Lloyds TSB Group PLC	317,057	3,074,553
LogicaCMG PLC	64,844	210,976
MFI Furniture Group PLC	27,794	55,572
Misys PLC	13,871	52,442
Mitchells & Butlers PLC	34,684	310,331
National Express Group PLC	8,619	140,292
Old Mutual PLC	297,947	1,041,156
Pearson PLC	43,940	606,993
Persimmon PLC	15,327	364,954
Pilkington PLC	61,165	180,940
Premier Farnell PLC	23,504	85,765
Provident Financial PLC	13,156	148,739
Prudential Corp. PLC	134,030	1,567,692
Rentokil Initial PLC	100,633	292,208
Resolution PLC	10,569	120,259
Rexam PLC	26,156	259,106
Royal & Sun Alliance Insurance Group PLC	164,827	413,445
Royal Bank of Scotland Group PLC	181,194	5,898,610
Royal Dutch Shell PLC Class A	225,394	7,685,736
Royal Dutch Shell PLC Class B	157,807	5,624,891
Schroders PLC	7,371	151,262
Scottish & Newcastle PLC	43,394	399,897
Scottish Power PLC(1)	104,546	1,065,107
Severn Trent PLC	19,279	405,441
Slough Estates PLC	23,699	263,628
Stagecoach Group PLC	31,278	61,685
Stolt-Nielsen SA	3,588	101,934
Tate & Lyle PLC	27,222	274,614
Taylor Woodrow PLC	30,680	213,582
3i Group PLC	30,290	491,105
Tomkins PLC	44,226	272,312
Trinity Mirror PLC	15,990	159,563
United Utilities PLC	46,826	571,110
Vodafone Group PLC	1,802,931	4,243,841
Whitbread PLC	15,964	324,990
Yell Group PLC	22,659	211,697

		79,075,235

TOTAL COMMON STOCKS
(Cost: $308,631,428)		332,820,223

Security	Shares	Value
PREFERRED STOCKS—0.31%

GERMANY—0.22%
Henkel KGaA	1,443	173,261
RWE AG	2,548	198,481
Volkswagen AG	6,617	366,744

		738,486
ITALY—0.09%
Banca Intesa SpA	57,213	317,461

		317,461

TOTAL PREFERRED STOCKS
(Cost: $976,050)		1,055,947

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.01%

CERTIFICATES OF DEPOSIT(5)—0.00%
Credit Suisse New York
5.28%, 04/23/07	$11	11
Toronto-Dominion Bank
3.94%, 07/10/06	55	55
Washington Mutual Bank
4.79%, 05/10/06	55	55
Wells Fargo Bank N.A.
4.78%, 12/05/06	88	88

		209
COMMERCIAL PAPER(5)—0.00%
Amstel Funding Corp.
4.40%, 05/08/06	55	55
Amsterdam Funding Corp.
4.82%, 05/08/06	82	82
Atlantis One Funding Corp.
4.98%, 06/29/06	27	27
Barton Capital Corp.
4.73%-4.96%, 05/10/06-06/27/06	71	71
Bryant Park Funding LLC
4.78%, 05/03/06	44	44
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	82	82
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	110	110
CC USA Inc.
5.03%, 10/24/06	22	21
Charta LLC
4.96%, 06/21/06-06/23/06	93	93
Chesham Finance LLC
4.73%-4.80%, 05/02/06-05/10/06	346	346
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	99	99
Ebury Finance Ltd.
4.79%, 05/10/06	27	27
Edison Asset Securitization LLC
4.37%, 05/08/06	55	55
Gemini Securitization Corp.
4.96%, 06/28/06	33	33

General Electric Capital Corp.
4.96%, 06/29/06	71	71
Grampian Funding LLC
4.41%-5.11%, 05/15/06-10/24/06	92	91
Jupiter Securitization Corp.
4.97%, 06/19/06	44	44
Liberty Street Funding Corp.
4.78%, 05/10/06	109	109
Park Granada LLC
4.75%-4.96%, 05/05/06-06/19/06	144	144
Park Sienna LLC
4.96%, 06/20/06	27	27
Societe Generale
4.78%-4.80%, 05/10/06	197	197
Solitaire Funding Ltd.
4.75%, 05/10/06	33	33
Sydney Capital Corp.
4.80%, 05/09/06	33	33
Three Pillars Funding Corp.
4.78%-4.83%, 05/01/06-05/08/06	275	284
Thunder Bay Funding Inc.
4.97%, 06/15/06	33	33
Tulip Funding Corp.
4.98%, 05/30/06	55	55
Variable Funding Capital Corp.
4.78%-4.95%, 05/09/06-06/29/06	127	126

		2,392
MEDIUM-TERM NOTES(5)—0.00%
Bank of America N.A.
5.28%, 04/20/07	27	27
Dorada Finance Inc.
3.93%, 07/07/06	34	34
K2 USA LLC
3.94%, 07/07/06	66	66
Marshall & Ilsley Bank
5.18%, 12/15/06	110	110
Sigma Finance Inc.
5.13%, 03/30/07	38	38
Toronto-Dominion Bank
3.81%, 06/20/06	137	137
US Bank N.A.
2.85%, 11/15/06	22	22

		434
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80% (4)(6)	29,268	29,268

		29,268
REPURCHASE AGREEMENTS(5)—0.00%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $165 (collateralized by non-U.S. Government debt securities, value $182, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$165	165
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $275 (collateralized by non-U.S. Government debt securities, value $288, 4.25% to 7.63%, 8/15/08 to 10/25/35).	275	275

Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $165 (collateralized by U.S. Government obligations, value $168, 4.50% to 5.00%, 4/1/20 to 7/1/35).	165	165
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $137 (collateralized by non-U.S. Government debt securities, value $144, 0.00% to 10.00%, 2/1/09 to 1/1/10).	137	137
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $110 (collateralized by non-U.S. Government debt securities, value $116, 5.15% to 7.03%, 6/15/06 to 4/28/17).	110	110

		852
TIME DEPOSITS(5)—0.00%
Branch Banking & Trust
4.80%, 05/01/06	55	55
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	275	275
SunTrust Bank
4.88%, 05/01/06	311	311
Wachovia Bank N.A.
4.80%, 05/01/06	192	192

		833
VARIABLE & FLOATING RATE NOTES(5)—0.00%
Allstate Life Global Funding II
4.82%-4.98%, 04/05/07-05/16/07(7)	282	282
American Express Bank
4.87%, 07/19/06	27	27
American Express Centurion Bank
4.78%, 06/29/06	44	44
American Express Credit Corp.
4.93%, 03/05/07	33	33
ASIF Global Financing
4.95%, 05/30/06(7)	209	209
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07(7)	71	71
Beta Finance Inc.
4.91%, 05/25/06(7)	77	77
BMW US Capital LLC
4.90%, 05/16/07(7)	110	110
BNP Paribas
4.89%, 05/18/07(7)	203	203
Carlyle Loan Investment Ltd.
4.95%, 04/13/07-05/15/07(7)	20	20
CC USA Inc.
4.91%, 05/25/06(7)	60	60
Commodore CDO Ltd.
4.97%, 12/12/06(7)	27	27
Cullinan Finance Corp.
5.36%, 04/25/07(7)	27	27
DEPFA Bank PLC
4.92%, 03/15/07	110	110
Eli Lilly Services Inc.
4.80%, 03/30/07(7)	110	110
Fifth Third Bancorp.
4.93%, 01/23/07(7)	220	220

General Electric Capital Corp.
4.95%, 04/09/07	49	50
Hartford Life Global Funding Trusts
4.92%, 02/15/07	110	110
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	110	110
K2 USA LLC
5.20%, 04/02/07(7)	38	38
Leafs LLC
4.92%, 01/22/07-02/20/07(7)	115	115
Marshall & Ilsley Bank
4.88%, 05/15/07	60	60
Metropolitan Life Global Funding I
4.85%, 05/04/07(7)	165	165
Natexis Banques Populaires
4.88%, 05/15/07(7)	82	82
Nationwide Building Society
4.87%-5.03%, 04/05/07-04/27/07(7)	297	297
Newcastle Ltd.
4.97%, 04/24/07(7)	39	39
Northern Rock PLC
4.87%, 05/03/07(7)	132	132
Permanent Financing PLC
4.81%, 06/12/06(7)	96	95
Pfizer Investment Capital PLC
4.86%, 02/15/07(7)	110	110
Principal Life Income Funding Trusts
4.70%, 05/10/06	82	82
Sedna Finance Inc.
4.89%, 09/20/06(7)	33	33
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07(7)	110	110
Strips III LLC
5.00%, 07/24/06(7)	27	27
UniCredito Italiano SpA
4.84%, 06/14/06	143	143
Union Hamilton Special Funding LLC
4.97%, 09/28/06	110	110
US Bank N.A.
4.93%, 09/29/06	49	49
Wachovia Asset Securitization Inc.
4.81%-4.95%, 05/24/06	191	191
Wells Fargo & Co.
4.89%, 03/15/07	55	55
WhistleJacket Capital Ltd.
4.86%-4.96%, 06/22/06-04/18/07	99	98
White Pine Finance LLC
4.88%-5.12%, 05/22/06-10/27/06	114	112
Wind Master Trust
4.96%, 08/25/06-09/25/06	37	37

		4,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,068)		38,068

TOTAL INVESTMENTS IN SECURITIES—99.52%
(Cost: $309,645,546)		333,914,238
Other Assets, Less Liabilities—0.48%		1,595,914

NET ASSETS—100.00%		$335,510,152

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	Affiliated issuer. See Note 2.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.80%

ADVERTISING—0.19%
ADVO Inc.	66	$1,870
Catalina Marketing Corp.	110	2,605
Donnelley (R.H.) Corp.(1)	125	7,016
Getty Images Inc.(1)	114	7,297
Harte-Hanks Inc.	121	3,303
Interpublic Group of Companies Inc.(1)	1,088	10,423
Omnicom Group Inc.	417	37,534
Publicis Groupe ADR	311	12,938

		82,986
AEROSPACE & DEFENSE—1.34%
AAR Corp.(1)	66	1,761
Alliant Techsystems Inc.(1)	88	7,039
Armor Holdings Inc.(1)	77	4,702
Boeing Co.(The)	1,661	138,610
CAE Inc.	561	4,628
Curtiss-Wright Corp.	128	4,242
DRS Technologies Inc.	55	3,054
EDO Corp.	33	862
Esterline Technologies Corp.(1)	121	5,363
GenCorp Inc.(1)	88	1,720
General Dynamics Corp.	748	49,084
Goodrich(B.F.) Co.	264	11,748
L-3 Communications Holdings Inc.	263	21,487
Lockheed Martin Corp.	757	57,456
Moog Inc. Class A(1)	66	2,472
Northrop Grumman Corp.	769	51,446
Orbital Sciences Corp.(1)	110	1,721
Raytheon Co.	946	41,879
Rockwell Collins Inc.	374	21,393
Sequa Corp. Class A(1)	34	2,890
Teledyne Technologies Inc.(1)	66	2,403
Triumph Group Inc.(1)	33	1,553
United Industrial Corp.	22	1,445
United Technologies Corp.	2,111	132,592

		571,550
AGRICULTURE—1.36%
Altria Group Inc.	4,597	336,317
Archer-Daniels-Midland Co.	1,342	48,768
Bunge Ltd.	231	12,324
Delta & Pine Land Co.	77	2,278
Gallaher Group PLC ADR	372	23,641
Imperial Tobacco Group ADR	846	53,027
Loews Corp.-Carolina Group	208	10,658
Monsanto Co.	604	50,374
Reynolds American Inc.	187	20,505
Tejon Ranch Co.(1)	43	1,941

Universal Corp.	55	2,094
UST Inc.	362	15,903
Vector Group Ltd.	121	2,178

		580,008
AIRLINES—0.19%
Air France-KLM ADR	343	7,985
AirTran Holdings Inc.(1)	307	4,292
Alaska Air Group Inc.(1)	66	2,505
AMR Corp.(1)	590	14,538
British Airways PLC ADR(1)	121	7,368
China Eastern Airlines Corp. Ltd. ADR	96	1,430
China Southern Airlines Co. Ltd. ADR(1)	130	1,725
Continental Airlines Inc. Class B(1)	373	9,713
LAN Airlines SA ADR	88	3,344
Southwest Airlines Co.	1,617	26,228

		79,128
APPAREL—0.31%
Benetton Group SpA ADR	66	1,996
Coach Inc.(1)	836	27,605
Gildan Activewear Inc.(1)	130	6,202
Hartmarx Corp.(1)	77	662
Jones Apparel Group Inc.	286	9,824
Kellwood Co.	66	2,115
Liz Claiborne Inc.	253	9,880
Nike Inc. Class B	396	32,409
Oxford Industries Inc.	33	1,442
Phillips-Van Heusen Corp.	98	3,940
Polo Ralph Lauren Corp.	121	7,347
Quiksilver Inc.(1)	242	3,308
Russell Corp.	66	1,195
Skechers U.S.A. Inc. Class A(1)	44	1,203
Stride Rite Corp.	88	1,233
Timberland Co. Class A(1)	123	4,188
Tommy Hilfiger Corp.(1)	230	3,829
VF Corp.	198	12,116
Wolverine World Wide Inc.	132	3,279

		133,773
AUTO MANUFACTURERS—1.78%
DaimlerChrysler AG	2,098	115,159
Fiat SpA ADR(1)	1,410	20,050
Ford Motor Co.	3,993	27,751
General Motors Corp.(2)	1,055	24,138
Honda Motor Co. Ltd. ADR	4,191	148,487
Navistar International Corp.(1)	143	3,772
Oshkosh Truck Corp.	189	11,567
Toyota Motor Corp. ADR	3,465	405,855
Wabash National Corp.	153	2,769

		759,548
AUTO PARTS & EQUIPMENT—0.24%
American Axle & Manufacturing Holdings Inc.	66	1,162
ArvinMeritor Inc.	264	4,390
Autoliv Inc.	220	12,166
BorgWarner Inc.	132	8,016
Cooper Tire & Rubber Co.	165	2,095
Goodyear Tire & Rubber Co.(The)(1)	396	5,544
Johnson Controls Inc.	429	34,985
Lear Corp.(2)	186	4,386
Magna International Inc. Class A	220	17,259
Superior Industries International Inc.(2)	154	2,898

Tenneco Inc.(1)	134	3,223
TRW Automotive Holdings Corp.(1)	55	1,220
Visteon Corp.(1)	770	4,528

		101,872
BANKS—11.62%
ABN AMRO Holding NV ADR	4,173	120,975
Allied Irish Banks PLC ADR	990	47,441
AmSouth Bancorp	792	22,920
Australia & New Zealand Banking Group Ltd. ADR	814	86,447
Banco Bilbao Vizcaya Argentaria SA ADR	7,700	169,862
Banco de Chile ADR	121	4,925
Banco Latinoamericano de Exportaciones SA	66	1,111
Banco Santander Central Hispano SA ADR	13,859	212,597
Banco Santander Chile SA ADR	143	6,246
BancorpSouth Inc.	165	4,229
Bank of America Corp.	10,293	513,827
Bank of Hawaii Corp.	121	6,572
Bank of Ireland ADR	517	38,827
Bank of Montreal	1,133	65,714
Bank of New York Co. Inc. (The)	1,760	61,864
Bank of Nova Scotia	2,288	95,547
Barclays PLC ADR(3)	3,574	178,164
BB&T Corp.	1,242	53,331
Canadian Imperial Bank of Commerce	792	58,608
Capitol Bancorp Ltd.	64	2,654
Central Pacific Financial Corp.	109	4,131
Chittenden Corp.	110	3,032
City National Corp.	99	7,223
Colonial BancGroup Inc. (The)	286	7,416
Comerica Inc.	363	20,644
Commerce Bancorp Inc.	352	14,200
Community Bank System Inc.	66	1,355
Credicorp Ltd.	77	2,087
Credit Suisse Group PLC ADR	2,468	150,030
Cullen/Frost Bankers Inc.	121	7,003
Deutsche Bank AG	1,198	146,300
First BanCorp (Puerto Rico)	176	1,866
First Commonwealth Financial Corp.	132	1,766
First Horizon National Corp.	286	12,132
First Republic Bank	54	2,350
FNB Corp. (Pennsylvania)	110	1,846
Fremont General Corp.	154	3,425
HDFC Bank Ltd. ADR	220	12,940
HSBC Holdings PLC ADR	5,053	437,994
ICICI Bank Ltd. ADR	761	20,874
Irwin Financial Corp.	44	808
KeyCorp	903	34,513
Kookmin Bank ADR(1)	751	66,877
Lloyds TSB Group PLC ADR	3,124	121,992
M&T Bank Corp.	196	23,402
Marshall & Ilsley Corp.	473	21,626
Mellon Financial Corp.	979	36,840
Mitsubishi UFJ Financial Group Inc. ADR	22,726	355,889
National Australia Bank Ltd. ADR(2)	683	97,532
National Bank of Greece SA ADR	3,768	37,642
National City Corp.	1,285	47,416
North Fork Bancorp Inc.	1,000	30,130
Old National Bancorp	164	3,385
PNC Financial Services Group	649	46,384
Regions Financial Corp.	1,045	38,153
Royal Bank of Canada	2,970	127,324

Sanpaolo IMI SpA ADR(2)	1,221	45,702
State Street Corp.	759	49,578
SunTrust Banks Inc.	790	61,091
Synovus Financial Corp.	572	16,016
TCF Financial Corp.	308	8,273
TD Banknorth Inc.	484	14,370
Toronto-Dominion Bank	1,573	87,899
U.S. Bancorp	4,168	131,042
UBS AG	2,267	264,899
UnionBanCal Corp.	110	7,710
Valley National Bancorp	221	5,755
W Holding Co. Inc.	264	1,977
Wachovia Corp.	3,663	219,231
Webster Financial Corp.	110	5,164
Wells Fargo & Co.	3,739	256,832
Westpac Banking Corp. ADR	814	77,745
Wilmington Trust Corp.	154	6,822

		4,960,494
BEVERAGES—1.58%
Anheuser-Busch Companies Inc.	1,651	73,602
Brown-Forman Corp. Class B	86	6,407
Coca Cola Bottling Co. SA ADR	242	7,974
Coca-Cola Co. (The)	4,893	205,310
Coca-Cola Enterprises Inc.	539	10,527
Coca-Cola Femsa SA ADR(1)	80	2,576
Compania Cervecerias Unidas ADR	159	3,919
Constellation Brands Inc.(1)	396	9,781
Diageo PLC ADR	1,637	108,451
Embotelladora Andina SA Class A ADR	132	1,806
Embotelladora Andina SA Class B ADR	132	1,960
Molson Coors Brewing Co. Class B	143	10,562
Pepsi Bottling Group Inc.	374	12,005
PepsiAmericas Inc.	187	4,417
PepsiCo Inc.	3,671	213,799
Vina Concha y Toro SA ADR	92	2,498

		675,594
BIOTECHNOLOGY—0.26%
Applera Corp.-Celera Genomics Group(1)	352	4,220
Cambrex Corp.	105	2,129
Charles River Laboratories International Inc.(1)	187	8,836
Enzo Biochem Inc.(1)	109	1,339
Genentech Inc.(1)	1,066	84,971
Millipore Corp.(1)	118	8,706

		110,201
BUILDING MATERIALS—0.69%
American Standard Companies Inc.	396	17,238
Cemex SA de CV ADR	799	53,948
Comfort Systems USA Inc.	212	3,235
Eagle Materials Inc.	126	8,347
ElkCorp	63	1,918
Florida Rock Industries Inc.	132	8,233
Hanson PLC ADR	385	25,637
Lafarge North America Inc.	78	6,653
Lafarge SA ADR	1,518	46,542
Lennox International Inc.	110	3,589
Martin Marietta Materials Inc.	110	11,678
Masco Corp.	1,001	31,932
NCI Building Systems Inc.(1)	62	4,029
Rinker Group Ltd. ADR	440	35,433
Royal Group Technologies Ltd.(1)	154	1,340

Simpson Manufacturing Co. Inc.	88	3,519
Texas Industries Inc.	80	4,536
USG Corp.(1)	96	10,269
Vulcan Materials Co.	207	17,587

		295,663
CHEMICALS—1.85%
Agrium Inc.	286	7,385
Air Products & Chemicals Inc.	484	33,164
Airgas Inc.	143	5,784
Albemarle Corp.	77	3,682
Arch Chemicals Inc.	55	1,620
Ashland Inc.	154	10,136
BASF AG ADR(1)	1,196	102,330
Bayer AG ADR	1,703	76,890
BOC Group PLC ADR	561	31,725
Cabot Corp.	143	5,148
Chemtura Corp.	649	7,918
Ciba Specialty Chemicals AG ADR	308	9,431
Cytec Industries Inc.	77	4,656
Dow Chemical Co. (The)	2,122	86,174
Du Pont (E.I.) de Nemours and Co.	2,233	98,475
Eastman Chemical Co.	176	9,566
Ecolab Inc.	418	15,800
Engelhard Corp.	286	10,985
Ferro Corp.	88	1,697
FMC Corp.	77	4,894
Fuller (H.B.) Co.	66	3,452
Georgia Gulf Corp.	77	2,284
Grace (W.R.) & Co.(1)	132	2,071
Hercules Inc.(1)	231	3,283
Imperial Chemical Industries PLC ADR	671	17,594
International Flavors & Fragrances Inc.	231	8,161
Koor Industries Ltd. ADR(1)	110	1,397
Lubrizol Corp.	121	5,277
Lyondell Chemical Co.	538	12,966
MacDermid Inc.	55	1,886
Minerals Technologies Inc.	44	2,518
Mosaic Co. (The)(1)	231	3,465
Nova Chemicals Corp.	198	5,873
Olin Corp.	154	3,165
OM Group Inc.(1)	118	3,380
PolyOne Corp.(1)	209	1,856
Potash Corp. of Saskatchewan	252	23,859
PPG Industries Inc.	385	25,841
Praxair Inc.	714	40,077
Rhodia SA ADR	3,014	7,083
Rohm & Haas Co.	330	16,698
RPM International Inc.	264	4,858
Sensient Technologies Corp.	99	2,034
SGL Carbon AG ADR(1)	517	3,619
Sherwin-Williams Co. (The)	274	13,958
Sinopec Shanghai Petrochemical Co. Ltd. ADR	55	3,190
Sociedad Quimica y Minera de Chile SA ADR	22	2,557
Spartech Corp.	66	1,560
Syngenta AG ADR	1,155	32,086
Tronox Inc. Class B(1)	42	727
Valspar Corp. (The)	220	6,226

		790,461
COAL—0.18%
Arch Coal Inc.	143	13,584
CONSOL Energy Inc.	209	17,798

Massey Energy Co.	176	6,802
Peabody Energy Corp.	572	36,528
Yanzhou Coal Mining Co. Ltd. ADR	67	2,852

		77,564
COMMERCIAL SERVICES—0.98%
Aaron Rents Inc.	88	2,364
ABM Industries Inc.	88	1,514
Accenture Ltd.	1,275	37,064
Adecco SA ADR(2)	1,188	18,473
ADESA Inc.	176	4,490
Administaff Inc.	79	4,562
Alliance Data Systems Corp.(1)	136	7,480
ARAMARK Corp. Class B	220	6,184
Arbitron Inc.	66	2,354
Banta Corp.	55	2,782
BearingPoint Inc.(1)	594	5,512
Block (H & R) Inc.	704	16,072
Bowne & Co. Inc.	140	2,199
Cendant Corp.	2,331	40,629
Central Parking Corp.	218	3,324
Chemed Corp.	74	4,032
ChoicePoint Inc.(1)	198	8,718
Consolidated Graphics Inc.(1)	45	2,353
Convergys Corp.(1)	319	6,211
Corrections Corp. of America(1)	111	4,982
Deluxe Corp.	164	3,910
DeVry Inc.(1)	232	6,000
Dollar Thrifty Automotive Group Inc.(1)	55	2,677
Donnelley (R.R.) & Sons Co.	484	16,306
Equifax Inc.	319	12,294
FTI Consulting Inc.(1)	99	2,845
Gartner Inc.(1)	187	2,622
Geo Group Inc.(The)(1)	33	1,183
Hewitt Associates Inc. Class A(1)	66	1,913
Interactive Data Corp.	77	1,715
Iron Mountain Inc.(1)	264	10,322
ITT Educational Services Inc.(1)	99	6,291
Korn/Ferry International(1)	77	1,617
Labor Ready Inc.(1)	141	3,727
Landauer Inc.	22	1,082
Live Nation Inc.(1)	151	2,869
Manpower Inc.	198	12,900
MAXIMUS Inc.	44	1,533
McKesson Corp.	616	29,931
Midas Inc.(1)	33	757
Moody’s Corp.	563	34,912
MPS Group Inc.(1)	242	3,862
Navigant Consulting Inc.(1)	99	2,087
PHH Corp.(1)	120	3,346
Pre-Paid Legal Services Inc.(2)	34	1,149
Quanta Services Inc.(1)	408	6,618
Quebecor World Inc.	198	2,212
Ritchie Bros. Auctioneers Inc.	66	3,557
Robert Half International Inc.	385	16,274
Rollins Inc.	87	1,762
Service Corp. International	682	5,490
ServiceMaster Co. (The)	671	8,079
Sotheby’s Holdings Inc. Class A(1)	99	2,969
Spherion Corp.(1)	132	1,397
United Rentals Inc.(1)	286	10,202
Universal Technical Institute Inc.(1)	87	2,145
Valassis Communications Inc.(1)	121	3,542

Viad Corp.	55	1,808
Watson Wyatt Worldwide Inc.	77	2,539
Weight Watchers International Inc.	99	4,886

		422,629
COMPUTERS—1.96%
Affiliated Computer Services Inc. Class A(1)	275	15,334
Anteon International Corp.(1)	73	3,989
BISYS Group Inc.(The)(1)	275	4,383
CACI International Inc. Class A(1)	66	4,128
Ceridian Corp.(1)	341	8,262
CGI Group Inc.(1)	770	5,552
CIBER Inc.(1)	121	829
Computer Sciences Corp.(1)	418	24,474
Diebold Inc.	198	8,425
DST Systems Inc.(1)	164	10,089
Electronic Data Systems Corp.	1,135	30,736
EMC Corp.(1)	5,489	74,156
FactSet Research Systems Inc.	87	3,840
Hewlett-Packard Co.	6,614	214,757
Imation Corp.	77	3,234
International Business Machines Corp.	3,610	297,247
Lexmark International Inc.(1)	286	13,928
NCR Corp.(1)	440	17,336
Perot Systems Corp. Class A(1)	165	2,488
Quantum Corp.(1)	642	2,196
Reynolds & Reynolds Co.(The) Class A	154	4,580
Seagate Technology	949	25,205
SRA International Inc. Class A(1)	101	3,234
TDK Corp. ADR	297	24,779
Thomson Corp.	429	17,121
Tyler Technologies Inc.(1)	179	1,974
Western Digital Corp.(1)	725	15,254

		837,530
COSMETICS & PERSONAL CARE—1.24%
Alberto-Culver Co.	209	9,399
Colgate-Palmolive Co.	1,187	70,175
Estee Lauder Companies Inc. (The) Class A	305	11,322
Procter & Gamble Co.	7,536	438,671

		529,567
DISTRIBUTION & WHOLESALE—0.22%
Aviall Inc.(1)	77	2,903
Buhrmann NV ADR	357	6,933
Genuine Parts Co.	396	17,285
Grainger (W.W.) Inc.	187	14,384
Ingram Micro Inc. Class A(1)	275	5,057
Owens & Minor Inc.	88	2,805
Watsco Inc.	44	2,792
WESCO International Inc.(1)	130	9,750
Wolseley PLC ADR	660	33,165

		95,074
DIVERSIFIED FINANCIAL SERVICES—5.99%
Affiliated Managers Group Inc.(1)	77	7,800
American Express Co.	2,496	134,310
AmeriCredit Corp.(1)	352	10,659
Ameriprise Financial Inc.	497	24,373
AMVESCAP PLC ADR	1,110	24,276
Bay View Capital Corp.(1)	176	3,520
Bear Stearns Companies Inc. (The)	220	31,352
BlackRock Inc.	33	5,001

Capital One Financial Corp.	650	56,316
Chicago Mercantile Exchange Holdings Inc.	65	29,770
CIT Group Inc.	484	26,141
Citigroup Inc.	11,583	578,571
Countrywide Financial Corp.	1,300	52,858
Doral Financial Corp.	407	3,219
E*TRADE Financial Corp.(1)	938	23,337
Eaton Vance Corp.	264	7,516
Edwards (A.G.) Inc.	187	9,881
Federal Home Loan Mortgage Corp.	1,561	95,315
Federal National Mortgage Association	2,167	109,650
Federated Investors Inc. Class B	220	7,722
Financial Federal Corp.	118	3,351
Franklin Resources Inc.	352	32,778
GAMCO Investors Inc. Class A	88	3,386
Goldman Sachs Group Inc. (The)	912	146,184
IndyMac Bancorp Inc.	132	6,378
Investment Technology Group Inc.(1)	110	5,829
Janus Capital Group Inc.	550	10,703
Jefferies Group Inc.	133	8,838
JP Morgan Chase & Co.	7,986	362,405
LaBranche & Co. Inc.(1)(2)	384	5,426
Lazard Ltd. Class A	178	7,903
Legg Mason Inc.	267	31,634
Lehman Brothers Holdings Inc.	604	91,295
Merrill Lynch & Co. Inc.	1,976	150,690
Morgan Stanley	2,244	144,289
National Financial Partners Corp.	77	4,004
Nelnet Inc. Class A(1)	57	2,217
Nissin Co. Ltd. ADR	564	5,431
Nomura Holdings Inc. ADR	4,455	101,039
Nuveen Investments Inc. Class A	166	7,988
Ocwen Financial Corp.(1)	88	972
ORIX Corp. ADR	403	61,054
Petrobras Energia Participaciones SA ADR(1)	198	2,330
Piper Jaffray Companies Inc.(1)	98	6,850
Raymond James Financial Inc.	198	6,009
Shinhan Financial Group Co. Ltd. ADR	359	34,766
SLM Corp.	989	52,298
Stewart (W.P.) & Co. Ltd.	55	1,102
Student Loan Corp.	11	2,291
SWS Group Inc.	72	1,972
Waddell & Reed Financial Inc. Class A	187	4,398
Woori Finance Holdings Co. Ltd. ADR	106	7,208

		2,554,605
ELECTRIC—3.49%
AES Corp. (The)(1)	1,583	26,864
Allegheny Energy Inc.(1)	397	14,145
ALLETE Inc.	132	6,174
Alliant Energy Corp.	253	8,086
Ameren Corp.	471	23,724
American Electric Power Co. Inc.	891	29,813
Aquila Inc.(1)	999	4,326
Avista Corp.	174	3,656
Black Hills Corp.	87	3,167
CenterPoint Energy Inc.	616	7,404
Central Vermont Public Service Corp.	127	2,534
CH Energy Group Inc.	109	5,154
Cleco Corp.	175	3,937
CMS Energy Corp.(1)	528	7,033
Companhia Paranaense de Energia ADR	336	3,683
Consolidated Edison Inc.	517	22,293

Constellation Energy Group Inc.	407	22,352
Dominion Resources Inc.	737	55,179
DPL Inc.	362	9,836
DTE Energy Co.	385	15,700
Duke Energy Corp.	2,749	80,051
Duquesne Light Holdings Inc.	176	2,987
E.ON AG ADR(1)	4,750	192,802
Edison International	737	29,782
El Paso Electric Co.(1)	163	3,219
Empire District Electric Co. (The)	226	5,141
Empresa Nacional de Electricidad SA ADR	391	11,859
Enel SpA ADR	1,982	85,741
Energias de Portugal SA ADR	649	25,421
Energy East Corp.	330	7,973
Enersis SA ADR	684	8,352
Entergy Corp.	460	32,172
Exelon Corp.	1,535	82,890
FirstEnergy Corp.	748	37,931
FPL Group Inc.	826	32,710
Great Plains Energy Inc.	242	6,836
Hawaiian Electric Industries Inc.	176	4,729
Huaneng Power International Inc. ADR(1)	276	8,087
IDACORP Inc.	134	4,563
International Power PLC ADR	389	21,430
Korea Electric Power Corp. ADR	1,239	28,249
MDU Resources Group Inc.	242	8,893
National Grid PLC ADR	1,222	64,167
Northeast Utilities	428	8,624
NRG Energy Inc.(1)	231	10,993
NSTAR	279	7,714
OGE Energy Corp.	244	7,359
Pepco Holdings Inc.	474	10,940
PG&E Corp.	891	35,497
Pinnacle West Capital Corp.	209	8,381
PNM Resources Inc.	132	3,341
PPL Corp.	854	24,800
Progress Energy Inc.	561	24,011
Public Service Enterprise Group Inc.	571	35,802
Puget Energy Inc.	269	5,587
Reliant Energy Inc.(1)	871	9,886
SCANA Corp.	264	10,333
Scottish Power PLC ADR	1,155	46,985
Sierra Pacific Resources Corp.(1)	511	7,215
Southern Co. (The)	1,661	53,534
TECO Energy Inc.	429	6,855
TransAlta Corp.	576	12,033
TXU Corp.	1,047	51,963
UIL Holdings Corp.	92	5,111
UniSource Energy Corp.	123	3,721
Westar Energy Inc.	223	4,670
Wisconsin Energy Corp.	264	10,309
WPS Resources Corp.	108	5,399
Xcel Energy Inc.	902	16,994

		1,489,102
ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
AMETEK Inc.	154	7,588
Belden CDT Inc.	110	3,443
Emerson Electric Co.	935	79,428
Energizer Holdings Inc.(1)	187	9,565
General Cable Corp.(1)	134	4,230
Hitachi Ltd. ADR	758	56,403
Hubbell Inc. Class B	110	5,681

		166,338
ELECTRONICS—0.90%
Agilent Technologies Inc.(1)	1,045	40,149
Amphenol Corp. Class A	176	10,173
Applera Corp.-Applied Biosystems Group	473	13,641
Arrow Electronics Inc.(1)	253	9,159
AU Optronics Corp. ADR	1,098	18,040
Avnet Inc.(1)	396	10,355
AVX Corp.	121	2,154
Benchmark Electronics Inc.(1)	132	3,604
Brady Corp. Class A	88	3,165
Celestica Inc.(1)	562	6,328
Checkpoint Systems Inc.(1)	79	2,082
CTS Corp.	77	1,086
Epcos AG ADR(1)	110	1,464
Fisher Scientific International Inc.(1)	253	17,849
Jabil Circuit Inc.(1)	374	14,582
Koninklijke Philips Electronics NV NYS	2,914	100,475
Kyocera Corp. ADR	385	36,144
Mettler Toledo International Inc.(1)	99	6,415
Nam Tai Electronics Inc.	55	1,242
Park Electrochemical Corp.	44	1,363
Paxar Corp.(1)	77	1,682
PerkinElmer Inc.	264	5,660
Rogers Corp.(1)	99	6,108
Solectron Corp.(1)	2,761	11,044
Symbol Technologies Inc.	697	7,423
Technitrol Inc.	88	2,204
Tektronix Inc.	187	6,605
Thermo Electron Corp.(1)	374	14,414
Thomas & Betts Corp.(1)	132	7,517
Vishay Intertechnology Inc.(1)	483	7,544
Waters Corp.(1)	275	12,463
Watts Water Technologies Inc. Class A	55	1,882

		384,016
ENGINEERING & CONSTRUCTION—0.31%
ABB Ltd. ADR(1)	4,224	60,065
Chicago Bridge & Iron Co. NV NYS	220	5,273
Dycom Industries Inc.(1)	110	2,410
EMCOR Group Inc.(1)	87	4,354
Empresas ICA Sociedad Controladora SA de CV Sponsored ADR(1)	105	3,927
Fluor Corp.	187	17,374
Granite Construction Inc.	103	4,775
Grupo Aeroportuario del Sureste SA de CV ADR	55	2,132
Jacobs Engineering Group Inc.(1)	133	10,999
McDermott International Inc.(1)	159	9,667
Shaw Group Inc. (The)(1)	174	5,324
URS Corp.(1)	131	5,642

		131,942
ENTERTAINMENT—0.13%
DreamWorks Animation SKG Inc. Class A(1)	99	2,683
GTECH Holdings Corp.	264	9,018
International Game Technology Inc.	792	30,041
Intrawest Corp.	129	4,631
Pinnacle Entertainment Inc.(1)	120	3,276
Regal Entertainment Group Class A(2)	88	1,850
Speedway Motorsports Inc.	68	2,589
Vail Resorts Inc.(1)	87	3,271

		57,359

ENVIRONMENTAL CONTROL—0.18%
Aleris International Inc.(1)	89	4,116
Mine Safety Appliances Co.	76	3,177
Nalco Holding Co.(1)	154	2,903
Republic Services Inc.	275	12,103
Waste Connections Inc.(1)	99	3,811
Waste Management Inc.	1,299	48,661

		74,771
FOOD—1.76%
Albertson’s Inc.	726	18,390
Cadbury Schweppes PLC ADR	1,200	47,952
Campbell Soup Co.	583	18,738
Chiquita Brands International Inc.	88	1,427
ConAgra Foods Inc.	1,221	27,692
Corn Products International Inc.	154	4,312
Dean Foods Co.(1)	352	13,943
Del Monte Foods Co.	451	5,259
Distribucion y Servicio D&S SA ADR	98	1,822
Flowers Foods Inc.	152	4,270
Fresh Del Monte Produce Inc.	55	1,035
General Mills Inc.	792	39,077
Groupe Danone ADR	2,838	74,923
Gruma SA de CV ADR	77	966
Heinz (H.J.) Co.	760	31,548
Hershey Co. (The)	396	21,123
Hormel Foods Corp.	165	5,537
Kellogg Co.	520	24,081
Koninklijke Ahold NV ADR(1)	3,520	28,864
Kraft Foods Inc.	560	17,494
Kroger Co.(1)	1,540	31,200
McCormick & Co. Inc. NVS	275	9,578
Pilgrim’s Pride Corp.	77	2,012
Ralcorp Holdings Inc.(1)	66	2,460
Ruddick Corp.	88	2,042
Safeway Inc.	1,001	25,155
Sara Lee Corp.	1,793	32,041
Smithfield Foods Inc.(1)	198	5,326
Smucker (J.M.) Co. (The)	121	4,750
SUPERVALU Inc.	308	8,935
Sysco Corp.	1,451	43,370
Tootsie Roll Industries Inc.	56	1,638
TreeHouse Foods Inc.(1)	154	4,035
Tyson Foods Inc. Class A	528	7,709
Unilever NV NYS	1,276	91,859
Unilever PLC ADR	1,614	68,966
Weis Markets Inc.	22	913
Wimm-Bill-Dann Foods OJSC ADR(1)	78	2,824
Wrigley (William Jr.) Co.	275	12,944
Wrigley (William Jr.) Co. Class B	69	3,238

		749,448
FOOD SERVICE—0.02%
Sodexho Alliance SA ADR	220	10,534

		10,534
FOREST PRODUCTS & PAPER—0.51%
Abitibi-Consolidated Inc.	770	3,357
Aracruz Celulose SA ADR	99	5,453
Bowater Inc.	121	3,300
Buckeye Technologies Inc.(1)	77	620
Deltic Timber Corp.	77	4,444

Domtar Inc.	583	4,361
Glatfelter Co.	66	1,236
International Paper Co.	1,088	39,549
Longview Fibre Co.	121	3,153
Louisiana-Pacific Corp.	220	6,068
MeadWestvaco Corp.	550	15,680
Neenah Paper Inc.	33	1,059
Plum Creek Timber Co. Inc.	418	15,173
Potlatch Corp.	76	2,959
Rayonier Inc.	165	6,791
Rock-Tenn Co. Class A	55	873
Sappi Ltd. ADR	473	6,641
Schweitzer-Mauduit International Inc.	33	799
Stora Enso OYJ ADR	1,452	22,709
Temple-Inland Inc.	242	11,238
UPM-Kymmene OYJ ADR	1,188	27,811
Wausau Paper Corp.	110	1,582
Weyerhaeuser Co.	472	33,262

		218,118
GAS—0.28%
AGL Resources Inc.	132	4,670
Atmos Energy Corp.	167	4,432
Energen Corp.	154	5,432
KeySpan Corp.	363	14,658
Laclede Group Inc. (The)	74	2,523
New Jersey Resources Corp.	142	6,286
Nicor Inc.	66	2,614
NiSource Inc.	594	12,539
Northwest Natural Gas Co.	165	5,699
ONEOK Inc.	220	7,262
Peoples Energy Corp.	88	3,197
Piedmont Natural Gas Co.	154	3,778
Sempra Energy	451	20,755
South Jersey Industries Inc.	174	4,625
Southern Union Co.	244	6,324
Southwest Gas Corp.	132	3,659
UGI Corp.	220	4,928
Vectren Corp.	176	4,703
WGL Holdings Inc.	110	3,236

		121,320
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	66	2,191
Black & Decker Corp.	176	16,475
Kennametal Inc.	77	4,762
Nidec Corp. ADR	1,056	20,444
Snap-On Inc.	121	5,021
Stanley Works (The)	187	9,771

		58,664
HEALTH CARE - PRODUCTS—2.20%
Advanced Medical Optics Inc.(1)	163	7,596
Alcon Inc.	176	17,901
Bard (C.R.) Inc.	242	18,019
Bausch & Lomb Inc.	121	5,923
Baxter International Inc.	1,375	51,837
Beckman Coulter Inc.	143	7,344
Becton, Dickinson & Co.	528	33,285
Boston Scientific Corp.(1)	2,543	59,099
Cantel Medical Corp.(1)	40	588
Cooper Companies Inc.	81	4,440
Diagnostic Products Corp.	55	3,190

DJ Orthopedics Inc.(1)	44	1,749
Edwards Lifesciences Corp.(1)	132	5,866
Fresenius Medical Care AG & Co. KGaA	423	16,924
Haemonetics Corp.(1)	55	2,998
Hillenbrand Industries Inc.	163	8,372
Invacare Corp.	66	2,023
Johnson & Johnson	6,599	386,767
Kinetic Concepts Inc.(1)	131	5,719
Luxottica Group SpA ADR	310	9,235
Medtronic Inc.	2,694	135,023
Mentor Corp.	88	3,813
Oakley Inc.	55	999
ResMed Inc.(1)	154	6,645
Smith & Nephew PLC ADR	429	17,846
St. Jude Medical Inc.(1)	792	31,268
Steris Corp.	154	3,545
Stryker Corp.	637	27,869
Sybron Dental Specialties Inc.(1)	88	4,140
Varian Medical Systems Inc.(1)	308	16,133
Viasys Healthcare Inc.(1)	177	5,147
West Pharmaceutical Services Inc.	66	2,351
Zimmer Holdings Inc.(1)	550	34,595

		938,249
HEALTH CARE - SERVICES—1.25%
Aetna Inc.	1,334	51,359
AMERIGROUP Corp.(1)	110	2,841
Apria Healthcare Group Inc.(1)	121	2,650
Centene Corp.(1)	88	2,261
Community Health Systems Inc.(1)	209	7,574
Covance Inc.(1)	143	8,344
Coventry Health Care Inc.(1)	361	17,931
DaVita Inc.(1)	220	12,377
Extendicare Inc. Class A	132	3,033
HCA Inc.	916	40,203
Health Management Associates Inc. Class A	550	11,391
Health Net Inc.(1)	253	10,297
Humana Inc.(1)	363	16,400
Laboratory Corp. of America Holdings(1)	305	17,416
Manor Care Inc.	198	8,682
MDS Inc.	319	6,514
Molina Healthcare Inc.(1)	33	1,079
Pediatrix Medical Group Inc.(1)	110	5,568
Quest Diagnostics Inc.	352	19,617
RehabCare Group Inc.(1)	100	1,643
Sierra Health Services Inc.(1)	150	5,882
Sunrise Senior Living Inc.(1)	88	3,274
Tenet Healthcare Corp.(1)	1,056	8,786
Triad Hospitals Inc.(1)	176	7,251
UnitedHealth Group Inc.	3,056	152,005
Universal Health Services Inc. Class B	110	5,587
WellPoint Inc.(1)	1,456	103,376

		533,341
HOLDING COMPANIES - DIVERSIFIED—0.57%
Berkshire Hathaway Inc. Class B(1)	72	212,544
Leucadia National Corp.	176	10,692
Quinenco SA ADR	187	2,332
Tomkins PLC ADR	440	10,925
Walter Industries Inc.	121	8,026

		244,519

HOME BUILDERS—0.33%
Beazer Homes USA Inc.	99	5,705
Brookfield Homes Corp.	33	1,538
Centex Corp.	286	15,902
Champion Enterprises Inc.(1)	348	5,310
Fleetwood Enterprises Inc.(1)	384	3,610
Horton (D.R.) Inc.	702	21,074
Hovnanian Enterprises Inc. Class A(1)	77	3,062
KB Home	176	10,836
Lennar Corp. Class A	275	15,106
Levitt Corp. Class A	130	2,543
M.D.C. Holdings Inc.	76	4,391
M/I Homes Inc.	22	950
Meritage Homes Corp.(1)	63	4,132
Monaco Coach Corp.	134	1,865
Pulte Homes Inc.	462	17,256
Ryland Group Inc.	110	6,942
Standard Pacific Corp.	132	4,186
Thor Industries Inc.	88	4,442
Toll Brothers Inc.(1)	258	8,295
WCI Communities Inc.(1)	88	2,255
William Lyon Homes Inc.(1)	11	1,101
Winnebago Industries Inc.	77	2,268

		142,769
HOME FURNISHINGS—0.67%
Ethan Allen Interiors Inc.	88	3,950
Furniture Brands International Inc.	121	2,783
Harman International Industries Inc.	154	13,550
La-Z-Boy Inc.(2)	121	1,854
Matsushita Electric Industrial Co. Ltd. ADR	5,421	131,242
Sony Corp. ADR	2,235	109,381
Thomson SA ADR	605	12,457
Whirlpool Corp.	143	12,834

		288,051
HOUSEHOLD PRODUCTS & WARES—0.39%
ACCO Brands Corp.(1)	198	4,253
American Greetings Corp. Class A	143	3,220
Avery Dennison Corp.	220	13,750
Blyth Inc.	77	1,582
Church & Dwight Co. Inc.	207	7,591
Clorox Co. (The)	364	23,362
Ennis Inc.	110	2,167
Fortune Brands Inc.	330	26,499
Harland (John H.) Co.	66	2,736
Jarden Corp.(1)	118	4,012
Kimberly-Clark Corp.	1,068	62,510
Playtex Products Inc.(1)	88	986
Scotts Miracle-Gro Co. (The) Class A	88	3,895
Spectrum Brands Inc.(1)	122	2,019
Tupperware Brands Corp.	178	3,756
Yankee Candle Co. Inc. (The)	121	3,647

		165,985
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	627	17,192
Toro Co.	110	5,440

		22,632
INSURANCE—5.35%
ACE Ltd.	661	36,712
Aegon NV ADR	3,212	57,623
AFLAC Inc.	1,133	53,863

Alleghany Corp.(1)	11	3,209
Allianz AG ADR	9,121	152,594
Allstate Corp. (The)	1,497	84,566
Ambac Financial Group Inc.	242	19,931
American Financial Group Inc.	131	5,801
American International Group Inc.	5,127	334,537
AmerUs Group Co.	88	5,161
AON Corp.	627	26,278
Aspen Insurance Holdings Ltd.	131	3,190
Assurant Inc.	235	11,320
Assured Guaranty Ltd.	165	4,100
AXA ADR(1)	3,590	131,430
Axis Capital Holdings Ltd.	275	8,201
Berkley (W.R.) Corp.	378	14,145
Brown & Brown Inc.	264	8,245
China Life Insurance Co. Ltd. ADR(1)	429	23,132
Chubb Corp.	832	42,881
CIGNA Corp.	308	32,956
CNA Financial Corp.(1)	66	2,121
Commerce Group Inc.	66	3,829
Conseco Inc.(1)	385	9,721
Delphi Financial Group Inc. Class A	66	3,458
Endurance Specialty Holdings Ltd.	99	3,065
Everest Re Group Ltd.	121	11,011
Fairfax Financial Holdings Ltd.	44	5,344
FBL Financial Group Inc. Class A	66	2,221
Fidelity National Financial Inc.	341	14,315
Fidelity National Title Group Inc. Class A	57	1,235
First American Corp.	154	6,560
Gallagher (Arthur J.) & Co.	209	5,735
Genworth Financial Inc. Class A	862	28,618
Hanover Insurance Group Inc. (The)	121	6,401
Hartford Financial Services Group Inc. (The)	649	59,663
HCC Insurance Holdings Inc.	235	7,870
Hilb, Rogal & Hobbs Co.	66	2,698
Horace Mann Educators Corp.	99	1,724
Hub International Ltd.	66	1,763
ING Groep NV ADR	4,487	182,082
Kingsway Financial Services Inc.	132	2,879
LandAmerica Financial Group Inc.	44	3,053
Lincoln National Corp.	673	39,088
Loews Corp.	285	30,253
Manulife Financial Corp.	1,803	117,718
Markel Corp.(1)	22	7,684
Marsh & McLennan Companies Inc.	1,122	34,412
MBIA Inc.	330	19,678
Mercury General Corp.	55	2,935
MetLife Inc.	890	46,369
MGIC Investment Corp.	220	15,554
Nationwide Financial Services Inc.	132	5,792
Old Republic International Corp.	481	10,702
PartnerRe Ltd.	121	7,569
Penn Treaty American Corp.(1)	352	2,865
Phoenix Companies Inc.	209	3,175
Platinum Underwriters Holdings Ltd.	111	3,060
PMI Group Inc. (The)	198	9,138
Principal Financial Group Inc.	682	34,993
ProAssurance Corp.(1)	86	4,333
Progressive Corp. (The)	407	44,172
Protective Life Corp.	143	7,207
Prudential Financial Inc.	1,122	87,662
Prudential PLC ADR	2,668	63,125
Radian Group Inc.	209	13,108

Reinsurance Group of America Inc.	55	2,646
RenaissanceRe Holdings Ltd.	154	6,476
RLI Corp.	44	2,182
Royal & Sun Alliance Insurance Group ADR	1,309	16,480
SCOR ADR	2,805	7,013
Scottish Re Group Ltd.	66	1,533
St. Paul Travelers Companies Inc.	1,506	66,309
StanCorp Financial Group Inc.	132	6,513
Stewart Information Services Corp.	34	1,469
Sun Life Financial Services of Canada Inc.	1,331	55,982
Torchmark Corp.	229	13,765
Transatlantic Holdings Inc.	55	3,160
21st Century Insurance Group	55	883
Unitrin Inc.	99	4,836
UNUMProvident Corp.	605	12,288
White Mountains Insurance Group Ltd.	21	10,952
Willis Group Holdings Ltd.	330	11,600
XL Capital Ltd. Class A	343	22,600
Zenith National Insurance Corp.	64	2,824

		2,285,344
INTERNET—0.02%
McAfee Inc.(1)	363	9,471
ProQuest Co.(1)	55	864

		10,335
IRON & STEEL—0.45%
AK Steel Holding Corp.(1)	484	7,216
Allegheny Technologies Inc.	188	13,036
Carpenter Technology Corp.	66	7,851
Cleveland-Cliffs Inc.	65	5,563
Companhia Siderurgica Nacional SA ADR	352	12,394
IPSCO Inc.	110	11,350
Mittal Steel Co. NV Class A NYS	210	7,873
Nucor Corp.	329	35,802
Oregon Steel Mills Inc.(1)	176	8,717
POSCO ADR	790	55,671
Reliance Steel & Aluminum Co.	66	5,871
Ryerson Inc.	55	1,616
United States Steel Corp.	285	19,523

		192,483
LEISURE TIME—0.27%
Brunswick Corp.	198	7,766
Carnival Corp.	923	43,215
Harley-Davidson Inc.	693	35,232
K2 Inc.(1)	158	1,863
Nautilus Inc.(2)	66	1,082
Polaris Industries Inc.	99	4,742
Royal Caribbean Cruises Ltd.	286	11,952
Sabre Holdings Corp.	319	7,366
WMS Industries Inc.(1)	55	1,719

		114,937
LODGING—0.50%
Aztar Corp.(1)	77	3,658
Boyd Gaming Corp.	119	5,929
Choice Hotels International Inc.	88	4,711
Fairmont Hotels & Resorts Inc.	176	7,908
Four Seasons Hotels Inc.	63	3,403
Gaylord Entertainment Co.(1)	121	5,354
Harrah’s Entertainment Inc.	384	31,350
Hilton Hotels Corp.	858	23,115

InterContinental Hotels Group PLC ADR	1,088	19,127
Kerzner International Ltd.(1)	85	6,642
Las Vegas Sands Corp.(1)	289	18,730
Marcus Corp.	44	793
Marriott International Inc. Class A	418	30,543
MGM Mirage(1)	286	12,841
Orient-Express Hotels Ltd.	85	3,485
Starwood Hotels & Resorts Worldwide Inc.	462	26,510
Station Casinos Inc.	121	9,327

		213,426
MACHINERY—0.75%
AGCO Corp.(1)	176	4,166
Albany International Corp. Class A	55	2,151
Applied Industrial Technologies Inc.	66	2,742
Briggs & Stratton Corp.	110	3,711
Cascade Corp.	44	1,826
Caterpillar Inc.	1,518	114,973
CNH Global NV	44	1,177
Cummins Inc.	77	8,047
Deere & Co.	561	49,245
Flowserve Corp.(1)	121	6,960
Gardner Denver Inc.(1)	67	4,994
Global Power Equipment Group Inc.(1)	295	1,269
Graco Inc.	165	7,714
IDEX Corp.	99	5,029
Intermec Inc.(1)	136	3,603
JLG Industries Inc.	262	7,514
Kadant Inc.(1)	33	779
Kubota Corp. ADR	561	31,983
Manitowoc Co. Inc. (The)	132	6,546
Metso OYJ ADR	258	10,263
NACCO Industries Inc.	11	1,772
Pfeiffer Vacuum Technology AG ADR	22	1,539
Rockwell Automation Inc.	374	27,100
Stewart & Stevenson Services Inc.	55	1,929
Terex Corp.(1)	110	9,521
Wabtec Corp.	88	3,215

		319,768
MANUFACTURING—4.08%
Actuant Corp. Class A	55	3,517
Acuity Brands Inc.	99	4,087
Ameron International Corp.	54	3,547
AptarGroup Inc.	77	4,036
Barnes Group Inc.	44	1,983
Blount International Inc.(1)	66	1,022
Brink’s Co. (The)	121	6,147
Carlisle Companies Inc.	66	5,577
CLARCOR Inc.	110	3,850
Cooper Industries Ltd.	208	19,022
Crane Co.	132	5,577
Danaher Corp.	560	35,902
Donaldson Co. Inc.	176	5,850
Dover Corp.	462	22,985
Eastman Kodak Co.	649	17,497
Eaton Corp.	341	26,138
EnPro Industries Inc.(1)	44	1,623
ESCO Technologies Inc.(1)	66	3,346
Federal Signal Corp.	110	2,060
General Electric Co.	23,666	818,607
Griffon Corp.(1)	66	1,760
Harsco Corp.	88	7,335

Hexcel Corp.(1)	230	5,081
Honeywell International Inc.	1,781	75,693
Illinois Tool Works Inc.	559	57,409
Ingersoll-Rand Co. Class A	770	33,688
ITT Industries Inc.	418	23,504
Jacuzzi Brands Inc.(1)	270	2,638
Leggett & Platt Inc.	440	11,673
Myers Industries Inc.	66	1,168
Pall Corp.	286	8,631
Parker Hannifin Corp.	275	22,289
Pentair Inc.	220	8,422
Roper Industries Inc.	242	11,485
Siemens AG ADR	1,869	176,882
Smith (A.O.) Corp.	44	2,086
SPX Corp.	198	10,841
Teleflex Inc.	77	5,023
Textron Inc.	264	23,747
3M Co.	1,550	132,417
Tredegar Corp.	55	883
Trinity Industries Inc.	105	6,668
Tyco International Ltd.	4,566	120,314

		1,742,010
MEDIA—2.36%
Belo (A.H.) Corp.	220	4,033
British Sky Broadcasting Group PLC ADR	715	27,485
Cablevision Systems Corp.	429	8,696
CanWest Global Communications Corp.(1)	66	556
CBS Corp. Class B	1,594	40,599
Citadel Broadcasting Corp.	318	2,992
Clear Channel Communications Inc.	1,209	34,493
Corus Entertainment Inc. Class B	88	2,951
Cox Radio Inc. Class A (1)	88	1,136
DIRECTV Group Inc. (The)(1)	2,068	35,321
Dow Jones & Co. Inc.	88	3,253
Entercom Communications Corp.	88	2,329
Entravision Communications Corp.(1)	232	1,944
Gannett Co. Inc.	570	31,350
Grupo Televisa SA ADR	1,048	22,218
Hearst-Argyle Television Inc.	66	1,519
Hollinger International Inc.	143	1,140
Journal Register Co.	88	984
Knight Ridder Inc.	176	10,912
Lee Enterprises Inc.	77	2,372
Liberty Media Corp. Class A(1)	6,105	50,977
Lin TV Corp. Class A (1)	55	486
McClatchy Co. (The) Class A(2)	76	3,435
McGraw-Hill Companies Inc. (The)	848	47,200
Media General Inc. Class A	77	3,163
Meredith Corp.	88	4,365
New York Times Co. Class A	341	8,453
News Corp. Class A	4,685	80,395
News Corp. Class B	1,452	26,470
Pearson PLC ADR	1,815	25,138
Primedia Inc.(1)	1,428	2,699
Readers Digest Association Inc. (The)	198	2,728
Reed Elsevier NV ADR(2)	748	22,118
Reed Elsevier PLC ADR	726	28,895
Rogers Communications Inc. Class B	525	22,297
Scripps (E.W.) Co. Class A	176	8,110
Shaw Communications Inc. Class B	451	12,150
Time Warner Inc.	10,071	175,235
Tribune Co.	473	13,637

Univision Communications Inc. Class A(1)	584	20,843
Viacom Inc. Class B(1)	1,594	63,489
Walt Disney Co. (The)	4,575	127,917
Washington Post Co. (The) Class B	20	15,320
Westwood One Inc.	176	1,698
Wiley (John) & Sons Inc. Class A	88	3,224

		1,006,725
METAL FABRICATE & HARDWARE—0.13%
CIRCOR International Inc.	33	1,000
Commercial Metals Co.	110	5,984
Kaydon Corp.	165	7,085
Mueller Industries Inc.	77	2,917
NS Group Inc.(1)	67	3,351
Precision Castparts Corp.	286	18,012
Quanex Corp.	115	4,917
Timken Co. (The)	154	5,375
Valmont Industries Inc.	33	1,774
Worthington Industries Inc.	154	3,042

		53,457
MINING—2.45%
Agnico-Eagle Mines Ltd.	187	6,893
Alcan Inc.	913	47,713
Alcoa Inc.	1,924	64,993
Alumina Ltd. ADR	660	14,566
Aluminum Corp. of China Ltd. ADR	55	5,401
AMCOL International Corp.	55	1,585
AngloGold Ashanti Ltd. ADR	296	16,185
Barrick Gold Corp.	1,982	60,411
BHP Billiton Ltd. ADR	4,233	192,855
BHP Billiton PLC ADR	2,805	117,670
Cameco Corp.	792	32,195
Companhia Vale do Rio Doce ADR	693	35,703
Compania de Minas Buenaventura SA ADR	275	8,357
Compass Minerals International Inc.	96	2,528
Corus Group PLC	1,001	15,516
Falconbridge Ltd.	609	24,275
Freeport-McMoRan Copper & Gold Inc.	374	24,153
Glamis Gold Ltd.(1)	361	14,169
Gold Fields Ltd. ADR	814	20,684
Goldcorp Inc.	720	25,286
Harmony Gold Mining Co. Ltd. ADR(1)	643	10,802
Hecla Mining Co.(1)	506	3,274
Inco Ltd.	429	24,226
Kinross Gold Corp.(1)	781	9,567
Meridian Gold Inc.(1)	352	11,440
Newmont Mining Corp.	978	57,076
Novelis Inc.	164	4,002
Phelps Dodge Corp.	443	38,182
Rio Tinto PLC ADR	603	134,288
RTI International Metals Inc.(1)	44	2,646
Southern Copper Corp.(2)	87	8,617
Stillwater Mining Co.(1)	396	6,720
USEC Inc.	187	2,375

		1,044,353
OFFICE & BUSINESS EQUIPMENT—0.46%
Canon Inc. ADR	1,847	140,003
IKON Office Solutions Inc.	330	4,356
Pitney Bowes Inc.	528	22,097
Xerox Corp.(1)	2,045	28,712

		195,168

OFFICE FURNISHINGS—0.02%
HNI Corp.	110	5,817
Steelcase Inc. Class A	99	1,853

		7,670
OIL & GAS—11.69%
Amerada Hess Corp.	187	26,791
Anadarko Petroleum Corp.	527	55,240
Apache Corp.	726	51,575
Atwood Oceanics Inc.(1)	174	9,283
Berry Petroleum Co. Class A	44	3,243
BG Group PLC ADR	1,587	106,583
BP PLC ADR	7,740	570,593
Cabot Oil & Gas Corp.	120	5,911
Canadian Natural Resources Ltd.	1,232	74,166
Chesapeake Energy Corp.	778	24,647
Chevron Corp.	5,093	310,775
China Petroleum & Chemical Corp. ADR	354	22,762
Cimarex Energy Co.	141	6,056
CNOOC Ltd. ADR	253	20,918
Comstock Resources Inc.(1)	77	2,393
ConocoPhillips	3,464	231,742
Denbury Resources Inc.(1)	242	7,889
Devon Energy Corp.	1,033	62,094
Diamond Offshore Drilling Inc.	143	12,980
EnCana Corp.	2,072	103,704
Encore Acquisition Co.(1)	152	4,657
Energy Partners Ltd.(1)	66	1,702
ENI-Ente Nazionale Idrocarburi SpA ADR	2,831	173,286
ENSCO International Inc.	341	18,240
EOG Resources Inc.	528	37,081
Exxon Mobil Corp.	13,819	871,703
Forest Oil Corp.(1)	121	4,425
Frontier Oil Corp.	133	8,050
Giant Industries Inc.(1)	45	3,235
GlobalSantaFe Corp.	539	32,992
Harvest Natural Resources Inc.(1)	77	1,039
Helmerich & Payne Inc.	110	8,001
Houston Exploration Co.(1)	77	4,306
Hugoton Royalty Trust	48	1,323
KCS Energy Inc.(1)	110	3,229
Kerr-McGee Corp.	210	20,971
Marathon Oil Corp.	803	63,726
Mariner Energy Inc.(1)	154	2,995
McMoRan Exploration Co.(1)	176	3,048
Murphy Oil Corp.	396	19,871
Nabors Industries Ltd.(1)	704	26,280
Newfield Exploration Co.(1)	260	11,596
Nexen Inc.	584	34,164
Noble Corp.	307	24,235
Noble Energy Inc.	365	16,418
Norsk Hydro ASA ADR(1)	340	52,020
Occidental Petroleum Corp.	931	95,651
Parker Drilling Co.(1)	317	2,663
Penn Virginia Corp.	44	3,180
Petro-Canada	1,168	57,442
PetroChina Co. Ltd. ADR	365	41,026
Petroleo Brasileiro SA ADR	638	63,054
Pioneer Natural Resources Co.	351	15,030
Plains Exploration & Production Co.(1)	187	6,895
Pogo Producing Co.	132	6,559
Pride International Inc.(1)	317	11,060

Quicksilver Resources Inc.(1)	135	5,594
Range Resources Corp.	296	7,853
Remington Oil & Gas Corp.(1)	75	3,271
Repsol YPF SA ADR	2,189	65,364
Rowan Companies Inc.	242	10,728
Royal Dutch Shell PLC Class A ADR	4,473	304,745
Royal Dutch Shell PLC Class B ADR	3,146	224,656
Sasol Ltd. ADR	1,056	43,687
Southwestern Energy Co.(1)	381	13,724
St. Mary Land & Exploration Co.	132	5,565
Statoil ASA ADR	1,420	46,548
Stone Energy Corp.(1)	120	5,652
Suncor Energy Inc.	1,023	87,712
Sunoco Inc.	352	28,526
Swift Energy Co.(1)	66	2,796
Talisman Energy Inc.	858	48,460
Tatneft ADR	161	19,207
Tesoro Corp.	163	11,397
Total SA ADR	2,604	359,404
Transocean Inc.(1)	714	57,884
Unit Corp.(1)	88	5,082
Valero Energy Corp.	1,381	89,406
Whiting Petroleum Corp.(1)	78	3,296
XTO Energy Inc.	803	34,007
Yacimientos Petroliferos Fiscales SA ADR	891	45,619

		4,990,681
OIL & GAS SERVICES—1.50%
Advantest Corp. ADR	750	21,600
Baker Hughes Inc.	759	61,350
BJ Services Co.	726	27,624
CARBO Ceramics Inc.	56	3,244
Compagnie Generale de Geophysique SA ADR	192	6,186
Cooper Cameron Corp.(1)	242	12,158
Core Laboratories NV(1)	66	4,043
Dril-Quip Inc.(1)	77	5,542
FMC Technologies Inc.(1)	143	7,805
Grant Prideco Inc.(1)	304	15,565
Halliburton Co.	1,148	89,716
Hanover Compressor Co.(1)	198	3,992
Input/Output Inc.(1)	516	5,201
Lone Star Technologies Inc.(1)	66	3,499
Maverick Tube Corp.(1)	99	5,388
National Oilwell Varco Inc.(1)	384	26,484
Newpark Resources Inc.(1)	187	1,245
Oceaneering International Inc.(1)	55	3,357
Oil States International Inc.(1)	99	3,997
RPC Inc.	96	2,658
Schlumberger Ltd.	2,638	182,391
SEACOR Holdings Inc.(1)	44	3,892
Smedvig ASA Class A ADR(4)	77	2,318
Smedvig ASA Class B ADR(4)	55	1,320
Smith International Inc.	462	19,510
Superior Energy Services Inc.(1)	185	5,948
Technip-Coflexip SA ADR	252	15,599
Tenaris SA ADR	605	27,770
Tetra Technologies Inc.(1)	85	4,182
Tidewater Inc.	121	7,047
Universal Compression Holdings Inc.(1)	67	3,745
Veritas DGC Inc.(1)	142	6,805
Weatherford International Ltd.(1)	756	40,015
W-H Energy Services Inc.(1)	109	5,477
Willbros Group Inc.(1)	102	2,254

		638,927

PACKAGING & CONTAINERS—0.14%
Ball Corp.	231	9,235
Bemis Co. Inc.	242	7,613
Chesapeake Corp.	44	619
Crown Holdings Inc.(1)	374	5,995
Greif Inc. Class A	22	1,425
Owens-Illinois Inc.(1)	363	6,636
Packaging Corp. of America	143	3,215
Pactiv Corp.(1)	352	8,568
Sealed Air Corp.	198	10,662
Sonoco Products Co.	220	6,890

		60,858
PHARMACEUTICALS—6.41%
Abbott Laboratories	3,465	148,094
Allergan Inc.	326	33,487
Alpharma Inc. Class A	241	6,326
Altana AG ADR	154	9,722
AmerisourceBergen Corp.	506	21,834
AstraZeneca PLC ADR	3,619	199,515
Barr Pharmaceuticals Inc.(1)	218	13,200
Biovail Corp.	330	8,600
Bristol-Myers Squibb Co.	4,432	112,484
Cardinal Health Inc.	967	65,127
Caremark Rx Inc.(1)	1,034	47,099
Dr. Reddy’s Laboratories Ltd. ADR	132	4,278
Elan Corp. PLC ADR(1)	1,038	15,269
Forest Laboratories Inc.(1)	826	33,354
GlaxoSmithKline PLC ADR	6,663	378,991
Hospira Inc.(1)	352	13,570
K-V Pharmaceutical Co. Class A(1)	164	3,539
Lilly (Eli) & Co.	2,165	114,572
Medco Health Solutions Inc.(1)	672	35,771
Medicis Pharmaceutical Corp. Class A	121	3,978
Merck & Co. Inc.	4,960	170,723
Mylan Laboratories Inc.	627	13,694
NBTY Inc.(1)	198	4,485
Novartis AG ADR	5,252	302,043
Novo-Nordisk A/S ADR	572	36,808
Omnicare Inc.	264	14,971
Par Pharmaceutical Companies Inc.(1)	85	2,189
Pfizer Inc.	16,685	422,631
Sanofi-Aventis ADR	4,777	224,710
Schering AG ADR	395	42,384
Schering-Plough Corp.	3,333	64,394
Serono SA ADR	638	10,419
Valeant Pharmaceuticals International	200	3,580
Watson Pharmaceuticals Inc.(1)	264	7,508
Wyeth	3,024	147,178

		2,736,527
PIPELINES—0.39%
Dynegy Inc. Class A(1)	829	4,120
El Paso Corp.	1,452	18,745
Enbridge Inc.	704	21,000
Equitable Resources Inc.	286	10,156
Kinder Morgan Inc.	220	19,364
National Fuel Gas Co.	176	5,852
Questar Corp.	207	16,570
TransCanada Corp.	1,100	32,516
Transportadora de Gas del Sur SA ADR(1)	132	667

Western Gas Resources Inc.	158	8,216
Williams Companies Inc.	1,321	28,970

		166,176
REAL ESTATE—0.18%
Brookfield Asset Management Inc. Class A	828	34,610
Brookfield Properties Corp.	317	10,176
Forest City Enterprises Inc. Class A	132	5,958
Jones Lang LaSalle Inc.	82	6,950
MI Developments Inc. Class A	128	4,457
St. Joe Co. (The)	175	9,828
Trammell Crow Co.(1)	106	4,127

		76,106
REAL ESTATE INVESTMENT TRUSTS—1.80%
Affordable Residential Communities Inc.	287	2,635
Alexandria Real Estate Equities Inc.	44	3,986
AMB Property Corp.	187	9,348
American Financial Realty Trust	350	3,983
American Home Mortgage Investment Corp.	135	4,687
Annaly Mortgage Management Inc.	339	4,566
Anthracite Capital Inc.	99	1,049
Anworth Mortgage Asset Corp.	228	1,840
Apartment Investment & Management Co. Class A	253	11,307
Archstone-Smith Trust	407	19,894
Arden Realty Group Inc.	143	6,484
AvalonBay Communities Inc.	165	17,771
Boston Properties Inc.	242	21,361
Brandywine Realty Trust	187	5,294
BRE Properties Inc. Class A	110	5,927
Camden Property Trust	121	8,316
Capital Lease Funding Inc.	264	2,820
CapitalSource Inc.	295	6,933
CarrAmerica Realty Corp.	151	6,759
CBL & Associates Properties Inc.	218	8,718
CentraCore Properties Trust	85	2,040
Colonial Properties Trust	87	4,284
Commercial Net Lease Realty Inc.	110	2,316
Corporate Office Properties Trust	133	5,520
Cousins Properties Inc.	88	2,768
Crescent Real Estate Equities Co.	209	4,180
Developers Diversified Realty Corp.	216	11,491
Duke Realty Corp.	286	10,124
EastGroup Properties Inc.	110	4,914
Entertainment Properties Trust	77	3,147
Equity Inns Inc.	244	3,953
Equity Lifestyle Properties Inc.	131	5,763
Equity Office Properties Trust	913	29,490
Equity One Inc.	88	2,022
Equity Residential	627	28,133
Essex Property Trust Inc.	44	4,800
Federal Realty Investment Trust	110	7,505
FelCor Lodging Trust Inc.	214	4,633
First Industrial Realty Trust Inc.	88	3,453
First Potomac Realty Trust	199	5,490
General Growth Properties Inc.	526	24,696
Getty Realty Corp.	107	2,957
Glenborough Realty Trust Inc.	86	1,802
Glimcher Realty Trust	187	4,825
Health Care Property Investors Inc.	297	8,144
Health Care REIT Inc.	132	4,594
Healthcare Realty Trust Inc.	99	3,749

Heritage Property Investment Trust Inc.	98	3,785
Highland Hospitality Corp.	237	3,057
Highwoods Properties Inc.	121	3,816
Home Properties Inc.	132	6,603
Hospitality Properties Trust	143	6,163
Host Hotels & Resorts Inc.	986	20,726
HRPT Properties Trust	396	4,348
Inland Real Estate Corp.	187	2,713
Innkeepers USA Trust	165	2,643
iStar Financial Inc.	231	8,838
Kilroy Realty Corp.	66	4,707
Kimco Realty Corp.	418	15,520
LaSalle Hotel Properties	174	7,609
Lexington Corporate Properties Trust	112	2,415
Liberty Property Trust	176	7,867
Macerich Co. (The)	132	9,665
Mack-Cali Realty Corp.	132	5,969
Maguire Properties Inc.	198	6,724
Meristar Hospitality Corp.(1)	355	3,706
MFA Mortgage Investments Inc.	319	2,188
Mid-America Apartment Communities Inc.	142	7,526
Mills Corp.	157	5,010
National Health Investors Inc.	88	2,117
Nationwide Health Properties Inc.	143	3,077
New Century Financial Corp.	198	10,142
New Plan Excel Realty Trust Inc.	220	5,423
Newcastle Investment Corp.	164	3,675
NovaStar Financial Inc.(2)	110	4,070
Omega Healthcare Investors Inc.	299	3,824
Pan Pacific Retail Properties Inc.	88	5,864
Parkway Properties Inc.	142	5,623
Pennsylvania Real Estate Investment Trust	164	6,652
Post Properties Inc.	88	3,845
ProLogis	552	27,721
Public Storage Inc.	198	15,222
RAIT Investment Trust	188	4,865
Ramco-Gershenson Properties Trust	175	4,730
Realty Income Corp.	176	3,990
Reckson Associates Realty Corp.	132	5,370
Redwood Trust Inc.	98	4,162
Regency Centers Corp.	121	7,634
Saul Centers Inc.	65	2,658
Senior Housing Properties Trust	110	1,889
Shurgard Storage Centers Inc. Class A	99	6,235
Simon Property Group Inc.	461	37,747
SL Green Realty Corp.	97	9,603
Sovran Self Storage Inc.	88	4,325
Sun Communities Inc.	157	5,110
Tanger Factory Outlet Centers Inc.	187	6,130
Taubman Centers Inc.	110	4,525
Thornburg Mortgage Inc.	223	6,447
Trizec Properties Inc.	209	5,229
Trustreet Properties Inc.	240	3,456
United Dominion Realty Trust Inc.	275	7,477
Universal Health Realty Income Trust	140	4,502
Ventas Inc.	232	7,579
Vornado Realty Trust	256	24,484
Washington Real Estate Investment Trust	99	3,690
Weingarten Realty Investors	165	6,503

		767,664
RETAIL—3.74%
Abercrombie & Fitch Co. Class A	220	13,361

Advance Auto Parts Inc.	283	11,382
Aeropostale Inc.(1)	120	3,685
AnnTaylor Stores Corp.(1)	154	5,749
AutoNation Inc.(1)	462	10,404
AutoZone Inc.(1)	154	14,416
Barnes & Noble Inc.	121	5,455
Best Buy Co. Inc.	911	51,617
Big Lots Inc.(1)	264	3,815
BJ’s Wholesale Club Inc.(1)	154	4,715
Borders Group Inc.	176	4,154
Brinker International Inc.	220	8,615
Buckle Inc. (The)	22	941
CarMax Inc.(1)	296	10,452
Cash America International Inc.	66	2,170
Cato Corp. Class A	66	1,494
CEC Entertainment Inc.(1)	88	3,089
Chico’s FAS Inc.(1)	396	14,676
Christopher & Banks Corp.	88	2,325
Circuit City Stores Inc.	429	12,334
CKE Restaurants Inc.	110	1,741
Claire’s Stores Inc.	187	6,586
CSK Auto Corp.(1)	99	1,272
CVS Corp.	1,782	52,961
Darden Restaurants Inc.	341	13,504
Delhaize Le Lion SA ADR	209	15,033
Dick’s Sporting Goods Inc.(1)	66	2,782
Dillard’s Inc. Class A	154	4,016
Dollar General Corp.	693	12,100
Family Dollar Stores Inc.	374	9,350
Federated Department Stores Inc.	614	47,800
Foot Locker Inc.	330	7,649
GameStop Corp. Class A(1)	44	2,077
GameStop Corp. Class B(1)	44	1,869
Gap Inc. (The)	1,485	26,864
Genesco Inc.(1)	44	1,819
Group 1 Automotive Inc.	44	2,402
Home Depot Inc.	4,863	194,180
IHOP Corp.	44	2,108
Jack in the Box Inc.(1)	88	3,678
Kenneth Cole Productions Inc. Class A	98	2,500
Kohl’s Corp.(1)	693	38,697
Landry’s Restaurants Inc.	55	1,951
Limited Brands Inc.	847	21,717
Lithia Motors Inc. Class A	73	2,474
Longs Drug Stores Corp.	66	3,129
Lowe’s Companies Inc.	1,605	101,195
MarineMax Inc.(1)	31	1,016
McDonald’s Corp.	2,915	100,772
Men’s Wearhouse Inc. (The)	119	4,217
Michaels Stores Inc.	308	11,652
Movado Group Inc.	44	865
MSC Industrial Direct Co. Inc. Class A	88	4,564
Nordstrom Inc.	572	21,925
Nu Skin Enterprises Inc. Class A	121	1,999
Office Depot Inc.(1)	704	28,568
OfficeMax Inc.	198	7,663
OSI Restaurant Partners Inc.	154	6,576
Payless ShoeSource Inc.(1)	154	3,537
Penney (J.C.) Co. Inc.	594	38,883
RadioShack Corp.	374	6,358
Regis Corp.	99	3,472
Retail Ventures Inc.(1)	150	2,415
Rite Aid Corp.(1)	1,012	4,554

Ruby Tuesday Inc.	154	4,585
Saks Inc.(1)	275	5,539
Sonic Automotive Inc.	66	1,783
Steak n Shake Co. (The)(1)	188	3,593
Talbots Inc. (The)	55	1,305
Target Corp.	1,836	97,492
Tiffany & Co.	330	11,514
TJX Companies Inc.	1,144	27,605
Too Inc.(1)	77	2,958
Triarc Companies Inc. Class B	66	1,090
United Auto Group Inc.	44	1,861
Walgreen Co.	2,321	97,320
Wal-Mart Stores Inc.	5,752	259,013
Wendy’s International Inc.	242	14,951
Williams-Sonoma Inc.	220	9,211
World Fuel Services Corp.	86	3,443
Yum! Brands Inc.	660	34,109
Zale Corp.(1)	110	2,712

		1,595,423
SAVINGS & LOANS—0.46%
Astoria Financial Corp.	252	7,893
BankAtlantic Bancorp Inc. Class A	110	1,641
Downey Financial Corp.	44	3,158
FirstFed Financial Corp.(1)	56	3,522
Flagstar Bancorp Inc.	66	1,056
Golden West Financial Corp.	670	48,153
New York Community Bancorp Inc.	650	11,187
PFF Bancorp Inc.	54	1,851
Provident Financial Services Inc.	143	2,610
Sovereign Bancorp Inc.	791	17,536
Washington Mutual Inc.	2,188	98,591

		197,198
SEMICONDUCTORS—1.21%
Advanced Micro Devices Inc.(1)	1,012	32,738
Advanced Semiconductor Engineering Inc. ADR	1,427	8,319
Agere Systems Inc.(1)	636	9,998
Analog Devices Inc.	847	32,118
Fairchild Semiconductor International Inc. Class A(1)	526	10,872
Freescale Semiconductor Inc. Class A(1)	384	12,142
Freescale Semiconductor Inc. Class B(1)	582	18,432
Infineon Technologies AG ADR(1)	1,331	16,265
International Rectifier Corp.(1)	176	7,955
MEMC Electronic Materials Inc.(1)	451	18,311
Micron Technology Inc.(1)	1,617	27,440
National Semiconductor Corp.	858	25,723
Semiconductor Manufacturing International Corp. ADR(1)	924	6,995
STMicroelectronics NV NYS	1,353	24,760
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,270	86,670
Teradyne Inc.(1)	726	12,240
Texas Instruments Inc.	3,819	132,557
United Microelectronics Corp. ADR	8,349	31,476

		515,011
SOFTWARE—0.90%
Automatic Data Processing Inc.	1,287	56,731
BMC Software Inc.(1)	506	10,899
CA Inc.	1,056	26,780
Dun & Bradstreet Corp.(1)	164	12,631

eFunds Corp.(1)	110	2,831
Fair Isaac Corp.	186	6,902
Fidelity National Information Services Inc.	169	6,422
First Data Corp.	1,813	86,462
Global Payments Inc.	176	8,348
IMS Health Inc.	539	14,650
Keane Inc.(1)	132	1,866
Konami Corp. ADR	239	6,322
Midway Games Inc.(1)(2)	106	1,061
MoneyGram International Inc.	198	6,712
SAP AG ADR	1,939	105,928
Satyam Computer Services Ltd. ADR	391	14,068
Sybase Inc.(1)	220	4,789
SYNNEX Corp.(1)	55	1,042
Total System Services Inc.	88	1,763
Wipro Ltd. ADR(2)	521	7,445

		383,652
TELECOMMUNICATIONS—7.11%
Alcatel SA ADR(1)	3,187	45,957
Alltel Corp.	821	52,848
Amdocs Ltd.(1)	428	15,922
America Movil SA de CV Series L ADR	2,135	78,803
American Tower Corp. Class A(1)	965	32,945
Anixter International Inc.	77	3,915
AT&T Inc.	8,909	233,505
Avaya Inc.(1)	1,232	14,784
BCE Inc.	2,100	51,912
BellSouth Corp.	4,101	138,532
British Telecom PLC ADR	1,958	78,379
CenturyTel Inc.	308	11,612
China Mobile Hong Kong Ltd. ADR	1,917	55,325
China Netcom Group Corp. Ltd. ADR	154	5,687
China Telecom Corp. Ltd. ADR	308	10,829
China Unicom Ltd. ADR(1)	755	6,591
Cincinnati Bell Inc.(1)	776	3,259
Citizens Communications Co.	778	10,332
CommScope Inc.(1)	110	3,636
Companhia Anonima Nacional Telefonos de Venezuela ADR	121	2,465
Corning Inc.(1)	3,410	94,218
Crown Castle International Corp.(1)	543	18,272
Deutsche Telekom AG ADR(1)	5,956	107,268
France Telecom SA ADR	3,841	89,572
Harris Corp.	308	14,344
Hellenic Telecommunications Organization SA ADR(1)	1,464	16,616
Hutchison Telecommunications International Ltd. ADR(1)	308	8,285
IDT Corp. Class B(1)	190	2,109
KT Corp. ADR	638	14,846
Lucent Technologies Inc.(1)	9,992	27,878
Magyar Telekom Telecommunications PLC Sponsored ADR	244	5,544
Mahanagar Telephone Nigam Ltd. ADR	354	3,232
MasTec Inc.(1)	245	3,021
Mobile Telesystems ADR(1)	459	14,991
Motorola Inc.	5,528	118,023
Nippon Telegraph & Telephone Corp. ADR	2,246	50,513
Nokia OYJ ADR	9,802	222,113
Nortel Networks Corp.(1)	9,778	26,009
NTT DoCoMo Inc. ADR	4,028	60,098
PCCW Ltd. ADR	1,016	6,685

Philippine Long Distance Telephone Co. ADR	275	10,931
Plantronics Inc.	99	3,713
Portugal Telecom SGPS ADR	2,574	32,561
Price Communications Corp.(1)	99	1,719
PT Indosat Tbk ADR	134	4,074
PT Telekomunikasi Indonesia ADR	605	20,873
Qwest Communications International Inc.(1)	3,610	24,223
Rostelecom ADR	132	3,037
Royal KPN NV ADR	4,554	53,555
SK Telecom Co. Ltd. ADR	989	26,406
Spirent PLC ADR(1)	407	1,193
Sprint Nextel Corp.	6,330	156,984
Swisscom AG ADR	505	16,766
Telecom Argentina SA ADR(1)	252	3,263
Telecom Corp. of New Zealand Ltd. ADR	586	17,111
Telecom Italia SpA ADR	2,543	71,382
Telefonica Moviles SA ADR	849	11,147
Telefonica SA ADR	3,315	159,087
Telefonos de Mexico ADR	1,326	29,159
Telekom Austria AG ADR	406	19,849
Telkom SA Ltd. ADR	126	11,910
Telstra Corp. Ltd. ADR	1,001	15,345
TELUS Corp.	421	17,400
Turkcell Iletisim Hizmetleri AS ADR	373	6,360
Verizon Communications Inc.	6,492	214,431
Videsh Sanchar Nigam Ltd. ADR	135	2,538
Vimpel-Communications ADR(1)	224	10,427
Vodafone Group PLC ADR	13,822	327,581

		3,033,900
TEXTILES—0.03%
Mohawk Industries Inc.(1)	121	9,692
UniFirst Corp.	63	1,954

		11,646
TOYS, GAMES & HOBBIES—0.07%
Hasbro Inc.	352	6,938
LeapFrog Enterprises Inc.(1)(2)	350	3,675
Marvel Entertainment Inc.(1)	209	4,078
Mattel Inc.	979	15,840

		30,531
TRANSPORTATION—1.33%
Bristow Group Inc.(1)	44	1,579
Burlington Northern Santa Fe Corp.	803	63,863
Canadian National Railway Co.	1,296	58,203
Canadian Pacific Railway Ltd.	363	19,290
CHC Helicopter Corp. Class A	88	2,211
Con-way Inc.	110	6,129
CSX Corp.	484	33,149
FedEx Corp.	692	79,670
Florida East Coast Industries Inc.	88	4,919
Frontline Ltd.	133	4,277
General Maritime Corp.	77	2,558
Genesee & Wyoming Inc. Class A(1)	94	3,080
Grupo TMM SA ADR(1)	979	4,895
Guangshen Railway Co. Ltd. ADR	117	2,253
Kansas City Southern Industries Inc.(1)	143	3,475
Kirby Corp.(1)	44	3,243
Laidlaw International Inc.	231	5,717
Norfolk Southern Corp.	888	47,952
OMI Corp.	274	5,283
Overseas Shipholding Group Inc.	55	2,686

RailAmerica Inc.(1)	66	754
Ryder System Inc.	143	7,457
Sea Containers Ltd. Class A	193	1,355
Ship Finance International Ltd.	172	2,929
Teekay Shipping Corp.	154	5,924
TNT NV ADR	896	32,292
Tsakos Energy Navigation Ltd.	44	1,689
Union Pacific Corp.	583	53,175
United Parcel Service Inc. Class B	1,342	108,796

		568,803
TRUCKING & LEASING—0.01%
GATX Corp.	122	5,710

		5,710
WATER—0.44%
American States Water Co.	112	4,470
Aqua America Inc.	277	6,620
California Water Service Group	95	4,038
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	130	3,166
Suez SA ADR	2,655	101,235
United Utilities PLC ADR	1,001	24,885
Veolia Environnement ADR	723	43,300

		187,714

TOTAL COMMON STOCKS
(Cost: $37,701,247)		42,607,608

Security	Shares	Value
PREFERRED STOCKS—0.00%

REAL ESTATE INVESTMENT TRUSTS—0.00%
Public Storage Inc. Class A	22	582

		582

TOTAL PREFERRED STOCKS
(Cost: $620)		582

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.39%

CERTIFICATES OF DEPOSIT(5)—0.01%
Credit Suisse New York
5.28%, 04/23/07	$153	153
Toronto-Dominion Bank
3.94%, 07/10/06	755	755
Washington Mutual Bank
4.79%, 05/10/06	755	755
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,208	1,208

		2,871

COMMERCIAL PAPER(5)—0.07%
Amstel Funding Corp.
4.40%, 05/08/06	755	754
Amsterdam Funding Corp.
4.82%, 05/08/06	1,132	1,131
Atlantis One Funding Corp.
4.98%, 06/29/06	377	374
Barton Capital Corp.
4.73%-4.96%, 05/10/06-06/27/06	981	977
Bryant Park Funding LLC
4.78%, 05/03/06	604	604
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	1,132	1,124
Cancara Asset Securitisation Ltd.
4.78%, 05/08/06	1,510	1,508
CC USA Inc.
5.03%, 10/24/06	302	295
Charta LLC
4.96%, 06/21/06-06/23/06	1,283	1,274
Chesham Finance LLC
4.73%-4.80%, 05/02/06-05/10/06	4,756	4,751
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	1,359	1,349
Ebury Finance Ltd.
4.79%, 05/10/06	377	377
Edison Asset Securitization LLC
4.37%, 05/08/06	755	754
Gemini Securitization Corp.
4.96%, 06/28/06	453	449
General Electric Capital Corp.
4.96%, 06/29/06	981	973
Grampian Funding LLC
4.41%-5.11%, 05/15/06-10/24/06	1,268	1,255
Jupiter Securitization Corp.
4.97%, 06/19/06	604	600
Liberty Street Funding Corp.
4.78%, 05/10/06	1,495	1,493
Park Granada LLC
4.75%-4.96%, 05/05/06-06/19/06	1,974	1,968
Park Sienna LLC
4.96%, 06/20/06	377	375
Societe Generale
4.78%-4.80%, 05/10/06	2,706	2,703
Solitaire Funding Ltd.
4.75%, 05/10/06	453	452
Sydney Capital Corp.
4.80%, 05/09/06	456	455
Three Pillars Funding Corp.
4.78%-4.83%, 05/01/06-05/08/06	3,774	3,773
Thunder Bay Funding Inc.
4.97%, 06/15/06	456	453
Tulip Funding Corp.
4.98%, 05/30/06	755	752
Variable Funding Capital Corp.
4.78%-4.95%, 05/09/06-06/29/06	1,738	1,728

		32,701
MEDIUM-TERM NOTES(5)—0.01%
Bank of America N.A.
5.28%, 04/20/07	377	377
Dorada Finance Inc.
3.93%, 07/07/06	468	468

K2 USA LLC
3.94%, 07/07/06	906	906
Marshall & Ilsley Bank
5.18%, 12/15/06	1,510	1,513
Sigma Finance Inc.
5.13%, 03/30/07	528	528
Toronto-Dominion Bank
3.81%, 06/20/06	1,887	1,887
US Bank N.A.
2.85%, 11/15/06	302	299

		5,978
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80% (3) (6)	46,855	46,855

		46,855
REPURCHASE AGREEMENTS(5)—0.03%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 5/1/06, maturity value $2,266 (collateralized by non-U.S. Government debt securities, value $2,493, 0.90% to 5.28%, 2/25/36 to 5/25/36).	$2,265	2,265
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 5/1/06, maturity value $3,776 (collateralized by non-U.S. Government debt securities, value $3,956, 4.25% to 7.63%, 8/15/08 to 10/25/35).	3,774	3,774
Goldman Sachs Group Inc. Repurchase Agreement, 4.77%, due 5/1/06, maturity value $2,266 (collateralized by U.S. Government obligations, value $2,312, 4.50% to 5.00%, 4/1/20 to 7/1/35).	2,265	2,265
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 5/1/06, maturity value $1,888 (collateralized by non-U.S. Government debt securities, value $1,983, 0.00% to 10.00%, 2/1/09 to 1/1/10).	1,887	1,887
Morgan Stanley Repurchase Agreement, 4.93%, due 5/1/06, maturity value $1,511 (collateralized by non-U.S. Government debt securities, value $1,589, 5.15% to 7.03%, 6/15/06 to 4/28/17).	1,510	1,510

		11,701
TIME DEPOSITS(5)—0.03%
Branch Banking & Trust
4.80%, 05/01/06	755	755
Canadian Imperial Bank of Commerce
4.81%, 05/01/06	3,774	3,774
SunTrust Bank
4.88%, 05/01/06	4,265	4,265
Wachovia Bank N.A.
4.80%, 05/01/06	2,642	2,642

		11,436
VARIABLE & FLOATING RATE NOTES(5)—0.13%
Allstate Life Global Funding II
4.82%-4.98%, 04/05/07-05/16/07(7)	3,865	3,866

American Express Bank
4.87%, 07/19/06	377	377
American Express Centurion Bank
4.78%, 06/29/06	604	604
American Express Credit Corp.
4.93%, 03/05/07	453	453
ASIF Global Financing
4.95%, 05/30/06(7)	2,868	2,869
Australia & New Zealand Banking Group Ltd.
4.93%, 04/23/07(7)	981	981
Beta Finance Inc.
4.91%, 05/25/06(7)	1,057	1,057
BMW US Capital LLC
4.90%, 05/16/07(7)	1,510	1,510
BNP Paribas
4.89%, 05/18/07(7)	2,793	2,793
Carlyle Loan Investment Ltd.
4.95%, 04/13/07 - 05/15/07(7)	272	272
CC USA Inc.
4.91%, 05/25/06(7)	830	830
Commodore CDO Ltd.
4.97%, 12/12/06(7)	377	377
Cullinan Finance Corp.
5.36%, 04/25/07(7)	377	377
DEPFA Bank PLC
4.92%, 03/15/07	1,510	1,510
Eli Lilly Services Inc.
4.80%, 03/30/07(7)	1,510	1,510
Fifth Third Bancorp.
4.93%, 01/23/07(7)	3,019	3,019
General Electric Capital Corp.
4.95%, 04/09/07	679	680
Hartford Life Global Funding Trusts
4.92%, 02/15/07	1,510	1,510
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	1,510	1,510
K2 USA LLC
5.20%, 04/02/07(7)	528	528
Leafs LLC
4.92%, 01/22/07 - 02/20/07(7)	1,580	1,579
Marshall & Ilsley Bank
4.88%, 05/15/07	830	830
Metropolitan Life Global Funding I
4.85%, 05/04/07(7)	2,265	2,265
Natexis Banques Populaires
4.88%, 05/15/07(7)	1,132	1,132
Nationwide Building Society
4.87% - 5.03%, 04/05/07 - 04/27/07(7)	4,076	4,077
Newcastle Ltd.
4.97%, 04/24/07(7)	532	532
Northern Rock PLC
4.87%, 05/03/07(7)	1,812	1,812
Permanent Financing PLC
4.81%, 06/12/06(7)	1,313	1,313
Pfizer Investment Capital PLC
4.86%, 02/15/07(7)	1,510	1,510
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,132	1,132
Sedna Finance Inc.
4.89%, 09/20/06(7)	453	453
Skandinaviska Enskilda Bank NY
4.89%, 03/19/07(7)	1,510	1,510
Strips III LLC
5.00%, 07/24/06(7)	371	371

UniCredito Italiano SpA
4.84%, 06/14/06	1,963	1,963
Union Hamilton Special Funding LLC
4.97%, 09/28/06	1,510	1,510
US Bank N.A.
4.93%, 09/29/06	679	679
Wachovia Asset Securitization Inc.
4.81%-4.95%, 05/24/06	2,621	2,621
Wells Fargo & Co.
4.89%, 03/15/07	755	755
WhistleJacket Capital Ltd.
4.86%-4.96%, 06/22/06-04/18/07	1,359	1,358
White Pine Finance LLC
4.88%-5.12%, 05/22/06-10/27/06	1,569	1,560
Wind Master Trust
4.96%, 08/25/06-09/25/06	510	510

		56,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $167,647)		167,647

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $37,869,514)		42,775,837
Other Assets, Less Liabilities—(0.19)%		(81,079)

NET ASSETS—100.00%		$42,694,758

ADR - American Depositary Receipts

NVS - Non-Voting Shares

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Affiliated issuer. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

April 30, 2006

Security	Shares	Value
COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—2.14%
Boeing Co. (The)	3,258	$271,880
Lockheed Martin Corp.	1,587	120,453
United Technologies Corp.	4,272	268,324

		660,657
AGRICULTURE—2.23%
Altria Group Inc.	9,402	687,850

		687,850
BANKS—8.52%
Bank of America Corp.	21,193	1,057,955
Bank of New York Co. Inc. (The)	3,551	124,818
National City Corp.	2,563	94,575
SunTrust Banks Inc.	1,648	127,440
U.S. Bancorp	8,212	258,185
Wachovia Corp.	7,389	442,232
Wells Fargo & Co.	7,591	521,426

		2,626,631
BEVERAGES—3.29%
Anheuser-Busch Companies Inc.	3,550	158,259
Coca-Cola Co. (The)	9,911	415,866
PepsiCo Inc.	7,536	438,897

		1,013,022
BIOTECHNOLOGY—0.55%
Genentech Inc.(1)	2,119	168,905

		168,905
CHEMICALS—1.18%
Dow Chemical Co. (The)	4,408	179,009
Du Pont (E.I.) de Nemours and Co.	4,189	184,735

		363,744
COMPUTERS—3.74%
EMC Corp.(1)	10,923	147,570
Hewlett-Packard Co.	12,780	414,967
International Business Machines Corp.	7,169	590,295

		1,152,832
COSMETICS & PERSONAL CARE—3.27%
Colgate-Palmolive Co.	2,367	139,937
Procter & Gamble Co.	14,934	869,308

		1,009,245
DIVERSIFIED FINANCIAL SERVICES—11.73%
American Express Co.	4,993	268,673
Citigroup Inc.	22,957	1,146,702
Federal Home Loan Mortgage Corp.	3,115	190,202

Federal National Mortgage Association	4,373	221,274
Goldman Sachs Group Inc. (The)	1,704	273,134
JP Morgan Chase & Co.	15,975	724,945
Lehman Brothers Holdings Inc.	1,232	186,217
Merrill Lynch & Co. Inc.	4,174	318,309
Morgan Stanley	4,461	286,842

		3,616,298
ELECTRIC—2.11%
Dominion Resources Inc.	1,580	118,295
Duke Energy Corp.	5,310	154,627
Exelon Corp.	3,054	164,916
Southern Co. (The)	3,392	109,324
TXU Corp.	2,064	102,436

		649,598
ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Emerson Electric Co.	1,877	159,451

		159,451
HEALTH CARE - PRODUCTS—3.58%
Alcon Inc.	362	36,819
Johnson & Johnson	13,500	791,235
Medtronic Inc.	5,474	274,357

		1,102,411
HEALTH CARE - SERVICES—2.01%
Aetna Inc.	2,614	100,639
UnitedHealth Group Inc.	6,175	307,145
WellPoint Inc.(1)	2,963	210,373

		618,157
HOUSEHOLD PRODUCTS & WARES—0.40%
Kimberly-Clark Corp.	2,135	124,962

		124,962
INSURANCE—4.50%
Allstate Corp. (The)	2,953	166,815
American International Group Inc.	10,349	675,272
Hartford Financial Services Group Inc. (The)	1,373	126,220
MetLife Inc.	1,922	100,136
Prudential Financial Inc.	2,300	179,699
St. Paul Travelers Companies Inc.	3,164	139,311

		1,387,453
LEISURE TIME—0.30%
Carnival Corp.	1,955	91,533

		91,533
MACHINERY—0.75%
Caterpillar Inc.	3,056	231,461

		231,461
MANUFACTURING—7.93%
General Electric Co.	48,189	1,666,858
Honeywell International Inc.	3,522	149,685
Illinois Tool Works Inc.	1,146	117,694
3M Co.	3,154	269,446
Tyco International Ltd.	9,149	241,076

		2,444,759
MEDIA—2.83%
News Corp. Class A	8,557	146,838

Time Warner Inc.	20,701	360,197
Viacom Inc. Class B(1)	3,007	119,769
Walt Disney Co. (The)	8,772	245,265

		872,069
MINING—0.44%
Alcoa Inc.	3,987	134,681

		134,681
OIL & GAS—11.66%
Chevron Corp.	10,229	624,174
ConocoPhillips	6,993	467,832
Devon Energy Corp.	1,907	114,630
Exxon Mobil Corp.	27,741	1,749,902
Marathon Oil Corp.	1,662	131,896
Occidental Petroleum Corp.	1,945	199,829
Transocean Inc.(1)	1,502	121,767
Valero Energy Corp.	2,821	182,632

		3,592,662
OIL & GAS SERVICES—2.20%
Baker Hughes Inc.	1,565	126,499
Halliburton Co.	2,341	182,949
Schlumberger Ltd.	5,340	369,208

		678,656
PHARMACEUTICALS—8.14%
Abbott Laboratories	7,012	299,693
Bristol-Myers Squibb Co.	8,825	223,979
Cardinal Health Inc.	1,920	129,312
Lilly (Eli) & Co.	4,371	231,313
Merck & Co. Inc.	9,985	343,684
Pfizer Inc.	33,760	855,141
Schering-Plough Corp.	6,743	130,275
Wyeth	6,039	293,918

		2,507,315
RETAIL—5.50%
Home Depot Inc.	9,623	384,246
Lowe’s Companies Inc.	3,166	199,616
McDonald’s Corp.	5,715	197,568
Target Corp.	3,617	192,063
Walgreen Co.	4,609	193,255
Wal-Mart Stores Inc.	11,726	528,022

		1,694,770
SAVINGS & LOANS—0.65%
Washington Mutual Inc.	4,478	201,779

		201,779
SEMICONDUCTORS—0.83%
Texas Instruments Inc.	7,370	255,813

		255,813
SOFTWARE—0.92%
Automatic Data Processing Inc.	2,636	116,195
First Data Corp.	3,489	166,390

		282,585
TELECOMMUNICATIONS—6.27%
AT&T Inc.	17,826	467,219
BellSouth Corp.	8,289	280,002
Corning Inc.(1)	6,870	189,818

Motorola Inc.	11,258	240,358
Sprint Nextel Corp.	12,736	315,853
Verizon Communications Inc.	13,291	439,002

		1,932,252
TRANSPORTATION—1.67%
Burlington Northern Santa Fe Corp.	1,706	135,678
FedEx Corp.	1,286	148,057
United Parcel Service Inc. Class B	2,853	231,293

		515,028

TOTAL COMMON STOCKS
(Cost: $27,874,795)		30,776,579

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.80% (2)(3)	25,040	25,040

		25,040

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,040)		25,040

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $27,899,835)		30,801,619
Other Assets, Less Liabilities—0.06%		17,459

NET ASSETS—100.00%		$30,819,078

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2006, the Trust offered 77 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares FTSE/Xinhua China 25, iShares Goldman Sachs Natural Resources, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Technology, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE/Xinhua China 25	$2,341,024,970	$552,532,938	$(11,702,047)	$540,830,891
Goldman Sachs Natural Resources	1,164,782,038	343,452,751	(1,844,695)	341,608,056
Goldman Sachs Networking	396,069,470	19,651,927	(24,325,038)	(4,673,111)
Goldman Sachs Semiconductor	438,502,585	23,535,699	(31,255,006)	(7,719,307)
Goldman Sachs Software	179,689,156	6,520,074	(18,550,731)	(12,030,657)
Goldman Sachs Technology	347,817,833	23,953,656	(31,665,175)	(7,711,519)
MSCI EAFE	22,057,484,039	7,062,275,713	(51,610,094)	7,010,665,619
MSCI EAFE Growth	210,611,768	20,273,501	(577,103)	19,696,398
MSCI EAFE Value	310,208,755	23,897,397	(191,914)	23,705,483
NYSE Composite	37,901,998	5,338,727	(464,888)	4,873,839
NYSE 100	27,935,517	3,885,574	(1,019,472)	2,866,102

Notes to the Schedules of Investments (Unaudited) (Continued)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares MSCI EAFE Index Fund, iShares MSCI EAFE Value Index Fund and iShares NYSE Composite Index Fund seek to match the price performance of its benchmark index by investing in common stocks included in its benchmark index, these Funds held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the three quarters ended April 30, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income	Net Realized Gain
FTSE/Xinhua China 25
IMMF	397	166,985	166,405	977	$977,498	$26,573	$—
Goldman Sachs Natural Resources
IMMF	482	160,718	160,659	541	541,422	26,204	—
Goldman Sachs Networking
IMMF	67	20,520	20,416	171	171,059	3,535	—
Goldman Sachs Semiconductor
IMMF	353	43,612	43,679	286	286,428	7,071	—
Goldman Sachs Software
IMMF	69	17,988	17,941	116	115,537	3,098	—
Goldman Sachs Technology
IMMF	340	49,072	49,157	255	254,754	8,058	—
MSCI EAFE
Barclays PLC	12,281	4,678	991	15,968	198,819,834	6,595,733	2,569,376
IMMF	6,955	1,431,088	1,426,386	11,657	11,657,057	253,972	—
MSCI EAFE Growth
IMMF	—	8,307	8,256	51	50,850	1,346	—
MSCI EAFE Value
Barclays PLC	—	365	—	365	4,545,401	60,488	—
IMMF	—	12,713	12,684	29	29,268	2,093	—
NYSE Composite
Barclays PLC ADR	1	3	—	4	178,164	4,474	—
IMMF	7	5,101	5,061	47	46,855	835	—
NYSE 100
IMMF	15	4,840	4,830	25	25,040	744	—

Notes to the Schedules of Investments (Unaudited) (Continued)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of April 30, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer

Date: June 23, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer

Date: June 23, 2006